As filed with the U.S. Securities and Exchange Commission on February 28, 2007

Securities Act File (No. 333-129081)

Investment Company Act File (No. 811-21825)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☐

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 8	☒
(Check appropriate box or boxes)

AARP Funds

(Exact Name of Registrant Specified in Charter)

650 F. Street, N.W.
Washington, DC 20004
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 434-3546

With copies to:

Larry C. Renfro AARP Funds 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 1, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AARP Funds

Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

AARP Funds

Part A:

Prospectus for:

AARP Aggressive Fund
AARP Moderate Fund
AARP Conservative Fund
AARP Income Fund
AARP Money Market Fund

AARP Funds

Part B:

Statement of Additional Information for:

AARP Aggressive Fund
AARP Moderate Fund
AARP Conservative Fund

Statement of Additional Information for:

AARP Income Fund

Statement of Additional Information for:

AARP Money Market Fund

Part C - Other Information

Signature Page

Exhibits

AARP FUNDS

...

Prospectus

March 1, 2007

…

AARP Aggressive Fund

AARP Moderate Fund

AARP Conservative Fund

AARP Income Fund

AARP Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether the information in this prospectus is accurate, adequate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds

This section describes our five Funds — first in summary, then in more detail. All of the Funds invest in one or more other funds (Underlying Funds) instead of directly in portfolio securities. There is also information about the Underlying Funds that each Fund invests in.

The Aggressive, Moderate, and Conservative Funds are designed to provide a complete investment program for those seeking portfolios with a mix of U.S. stocks and bonds, as well as international stocks. The Income Fund may serve as a complete investment program for those seeking only income, while our Money Market Fund provides a low risk investment for holding and managing cash.

Before investing in any Fund, read this prospectus carefully.

FUND SUMMARY

The Funds at a Glance	2
Past Performance	4
Fees and Expenses	6

The Investment Policies of the Funds	8
AARP Aggressive Fund	8
AARP Moderate Fund	8
AARP Conservative Fund	8
AARP Income Fund	8
AARP Money Market Fund	9

The Investment Policies of the Underlying Funds	10
Underlying Stock Fund	10
Underlying International Fund	10
Underlying Bond Fund	10
Underlying Money Market Fund	11

Risks of Investing	13
How Risks of the Underlying Funds Affect the Funds	13
Risk Descriptions	13

Who’s Who	18
Entities with Business Responsibilities	18
Portfolio Management Team	19

Financial Highlights	21

Your Account

This section contains information that concerns your AARP Funds account and how to do business with us. Here you will find step-by-step instructions for placing orders, as well as information on policies concerning your account. There is also information on dividends and taxes. At the end is a glossary; if you see a term you don’t know or understand in this prospectus, it may be explained there.

Buying and Selling Shares	23
How to Open a New Account	23
How to Add Money to an Account	24
How to Exchange Between Funds	26
How to Take Money Out of an Account	26

Policies Concerning Your Account and Transactions	28
Transaction Policies	28
Share Price Policies	30
General Business Policies	31

Distributions and Taxes	33

Glossary	34
General Investment Terms	34
Prospectus-Specific Terms	35

Questions? Call the AARP Financial Center at (800) 958-6457.

The Funds

The Funds at a Glance

AARP Aggressive Fund	AARP Moderate Fund	AARP Conservative Fund

Investment objective
Seeks growth of capital and some current income.	Seeks a balance of growth of capital and current income.	Seeks primarily current income, with some growth of capital.

Strategy

Overall level of risk
Comparatively aggressive or high levels of risk; invests mostly in stocks.	Comparatively moderate levels of risk; invests in stocks and bonds about evenly.	Comparatively conservative or low levels of risk; invests mostly in bonds.

Major risk factors See more complete risk information starting on page 13.

The Aggressive, Moderate, and Conservative Funds share the same fund-level risks. They also are subject to the risks of the three Underlying Funds, in proportion to the amount they invest in each Underlying Fund.

Fund level

• Manager risk	• Market risk	• Mutual fund risk	• Rebalancing risk	• Risks of Underlying Funds

Underlying Fund level
Stock (U.S. Stock Market Portfolio)
• Derivatives risk	• Manager risk	• Mutual fund risk	• Small company risk
• Indexing risk	• Market risk	• New fund risk	• Stock market risk

International (International Stock Market Portfolio)
• Derivatives risk	• Indexing risk	• Market risk	• Small company risk
• Foreign risk – stock investments	• Manager risk	• Mutual fund risk • New fund risk	• Stock market risk

Bond (U.S. Bond Market Portfolio)
• Credit risk • Derivatives risk • Foreign risk – bond investments	• Income risk • Indexing risk • Interest rate risk – bond investments	• Investment grade securities risk • Manager risk • Market risk • Mutual fund risk	• New fund risk • Prepayment and extension risks • U.S. government securities risk

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AARP Income Fund	AARP Money Market Fund

Investment objective
Seeks current income and preservation of capital over the long term.	Seeks to maximize current income while providing for liquidity, the preservation of capital, and a stable $1.00 per share price.

Strategy

Normally invests at least 75% of its assets in the Underlying Bond Fund (U.S. Bond Market Portfolio). To a lesser extent, the Fund may invest in other types of income-producing securities through investments in other Underlying Funds.

Invests all of its assets in money market instruments indirectly, by investing in a “master” fund that makes these investments.

Overall level of risk
Comparatively low to moderate levels of risk; invests in bonds and, to a lesser extent, other income-producing securities.	Relatively low levels of risk; invests in money market instruments.

Major risk factors
See more complete risk information starting on page 13.

Fund level	Fund and Underlying Fund levels
• Manager risk	• Asset-backed securities risk
• Market risk	• Banking industry risk
• Mutual fund risk	• Credit risk
• New fund risk	• Foreign risk – money market investments
• Rebalancing risk	• Interest rate risk – money market investments
• Liquidity risk
Underlying Fund level	• Manager risk
• Credit risk	• Master-feeder risk
• Derivatives risk	• Money market fund risk
• Foreign risk – bond investments	• Mutual fund risk
• Income risk	• New fund risk
• Indexing risk	• Prepayment and extension risks
• Interest rate risk – bond investments	• Repurchase agreement risk
• Investment grade securities risk	• U.S. government securities risk
• Manager risk	• Variable and floating rate securities risk
• Market risk
• Mutual fund risk
• New fund risk
• Prepayment and extension risks
• U.S. government securities risk

3

Past Performance

The information in this section shows Fund returns, on a year-by-year and average annual basis. This information is intended to help you understand the risks of investing in a Fund.

All figures assume that distributions were reinvested. Unless otherwise noted, Fund results reflect any fee waivers and/or expense reimbursements. The Income and Money Market Funds are too new to have performance figures to show.

Remember that Fund returns vary over time, and that future performance (both before and after taxes) may differ from past performance.

Annual total returns (%) as of 12/31

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The table at right shows average annual Fund returns, both before and after taxes. The after-tax figures:

•                  reflect the highest individual federal marginal income tax rate (as of December 31, 2006) but assume no state and local taxes

•                  may not reflect your actual after-tax performance

•                  may not be relevant to shares held in an IRA, 401(k), or other tax-advantaged retirement account

For comparison, the table also includes figures for two indexes: a stock market index and a bond market index. Each index’s performance figures assume reinvestment of all dividends paid by securities in the index.

Average annual total returns

(%) as of 12/31/06

1 Year
AARP Aggressive Fund
Returns before taxes	13.36%
Returns after taxes on distributions	12.53%
Returns after taxes on distributions and sale of Fund shares	8.66%

AARP Moderate Fund
Returns before taxes	10.11%
Returns after taxes on distributions	9.16%
Returns after taxes on distributions and sale of Fund shares	6.55%

AARP Conservative Fund
Returns before taxes	6.96%
Returns after taxes on distributions	5.60%
Returns after taxes on distributions and sale of Fund shares	4.49%

Indexes
Lehman Brothers Aggregate Bond Index (1)	4.33%

MSCI U.S. Investable Market 2500 Index(2)	15.70%

For the current seven-day yield for the Money Market Fund, please visit our web site at www.aarp funds.com or call the AARP Financial Center at (800) 958-6457.

(1)          This index includes a large variety of U.S. and foreign bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities, and asset-backed securities.

(2)          This index includes about 2,500 securities listed on the New York and American stock exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes.

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Fees and Expenses

As an investor in the Funds, you pay the fees and expenses of operating the Funds and the Underlying Funds because these fees and expenses are deducted from the assets of the Funds and the Underlying Funds. The Funds’ net asset values and total returns are shown after these costs are deducted. This table shows the fees and expenses you may pay if you buy and hold shares of the Funds.

					Money
AARP Funds:	Aggressive	Moderate	Conservative	Income	Market
Shareholder fees – Paid directly from your investment

Maximum sales charge (load) imposed on purchases	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Redemption fee(1)	None	None	None	None	None

Annual Fund operating expenses – Deducted from Fund and Underlying Fund assets directly or indirectly
Management fees	0.01%	0.01%	0.01%	0.01%	0.10	%(2)
Distribution and/or service (12b–1) fees(3)	0.20%	0.20%	0.20%	0.20%	0.20%
Other expenses(4)	0.44%	0.44%	0.44%	0.21%	0.45%
Acquired fund fees and expenses(5)	0.26%	0.26%	0.25%	0.24%	0.00%
Total	0.91%	0.91%	0.90%	0.66%	0.75%

Contractual waivers and/or reimbursements of fees and expenses(6)
	0.41%	0.41%	0.40%	0.16%	0.45%

Net annual operating expenses of the Funds and the Underlying Funds – After waivers and/or reimbursements
	0.50%	0.50%	0.50%	0.50%	0.30%

(1)          You will be a charged a fee for wire redemptions from the Funds, which is currently $5.00 per wire.

(2)          The Money Market Fund invests in the State Street Money Market Portfolio (Underlying Money Market Fund) in a master-feeder structure. The fee indicated in the table above is the investment advisory fee paid by the Underlying Money Market Fund to its investment adviser, SSgA Funds Management, Inc. (SSgA FM). As an investor in the Underlying Money Market Fund, the Fund pays this fee when it invests in the Underlying Money Market Fund. Under the Fund’s Investment Advisory Agreement, no fee is payable to AARP Financial at any time the Fund is invested in a master-feeder structure.

(3)          The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (Rule 12b-1 Plan). This Rule 12b-1 Plan permits the Funds to make payments for the sale and distribution of their shares and for servicing activities. The Underlying Funds do not charge distribution and/or servicing fees and do not distribute their shares to the public.

(4)          “Other Expenses” are estimated for the current fiscal year. Other expenses includes transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous expenses for the Funds.

(5)          “Acquired Fund Fees and Expenses” are estimated for the current fiscal year and represent a Fund’s (other than the Underlying Money Market Fund) portion of the estimated aggregate fees and expenses of the Underlying Funds in which the Fund invests. Each Underlying Fund’s fees and expenses may include advisory, transfer agent, administration, trustee, legal, audit, insurance, and other miscellaneous expenses.

(6)          AARP Financial has agreed contractually to waive fees and/or reimburse expenses to keep the Net Annual Fund Operating Expenses of the Aggressive, Moderate, Conservative, and Income Funds, including Acquired Fund Fees and Expenses at 0.50% of average daily net assets through November 1, 2007. AARP Financial has agreed contractually to waive fees and/or reimburse expenses to keep the Net Annual Fund Operating Expenses of the Money Market Fund (including the expenses of the Underlying Money Market Fund) at 0.30% of average daily net assets through November 1, 2009. The expense reimbursement amount payable by AARP Financial will depend on the actual expenses of the Funds and the Underlying Funds. SSgA FM has agreed contractually to waive fees and/or reimburse expenses of the Underlying Money Market Fund to keep its total annual operating expenses at 0.10% through November 1, 2007.

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Example

Here is an example to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

Say you invest $10,000 for the time periods shown in the hypothetical fees and expenses table. Assume your investment earns a return of 5% a year, and the Net Annual Operating Expenses of the Funds as set forth in the fee table on the preceding page apply to the example through November 1, 2007 for the Aggressive, Moderate, Conservative, and Income Funds, and through November 1, 2009 for the Money Market Fund, and after those dates the Total Annual Operating Expenses of the Funds and the Underlying Funds apply to the example. The table shows what you would pay in fees and expenses over one-year and three-year time periods, each beginning on March 1, 2007.

Remember, this is not a real example. It is shown for comparison only and does not represent actual costs or returns, either past or future. Actual costs and returns might be higher or lower.

Hypothetical fees and expenses

	1 Year	3 Years

AARP Aggressive Fund	$65	$263
AARP Moderate Fund	$65	$263
AARP Conservative Fund	$65	$261
AARP Income Fund	$57	$201
AARP Money Market Fund	$31	$114

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The Investment Policies of the Funds

AARP Aggressive Fund

AARP Moderate Fund

AARP Conservative Fund

Primary investments

Each of these Funds invests in a diversified mix of stocks, bonds, and other securities through a “funds-of-funds” structure. In this structure, each Fund invests its assets in a mix of three Underlying Funds:

•                  Underlying Stock Fund

•                  Underlying International Fund

•                  Underlying Bond Fund

For more about the Underlying Funds, see “The Investment Policies of the Underlying Funds” on page 10.

The target mix for each of these Funds is determined by AARP Financial, with advice from SSgA Funds Management, Inc. (SSgA FM). AARP Financial has latitude in deciding when and how often to rebalance these Funds to keep them at or within range of the target percentages described earlier in “The Funds at a Glance.” As the value of securities held by these Funds goes up and down, the actual percentage that each Fund holds will vary from the target percentages. It would be very costly to investors to rebalance these Funds daily or weekly because of the expenses associated with frequent trading. AARP Financial will periodically direct SSgA FM to rebalance each Fund, perhaps monthly or quarterly, or more frequently if market conditions merit, to return a Fund to its target mix. AARP Financial may change the target mix for a Fund without shareholder approval if it is consistent with the Fund’s investment objective.

Secondary investments

As a Fund’s assets grow, it may also invest a total of between 5% and 10% of its assets in additional Underlying Funds that may invest in Treasury inflation-protection securities, small company stocks, emerging market stocks, and real estate investment trusts (REITs). These investments may be indexed or actively managed and will enable a Fund to take advantage of these investment categories. Emerging market stocks and real estate investment trusts may have different risks than those of the current Underlying Funds. Please read the discussion of the Underlying Funds’ risks so that you understand these risks.

Temporary defensive investments

These Funds currently invest only in a mix of three Underlying Funds, each of which seeks to produce the performance of its benchmark index regardless of how the index is performing. AARP Financial may choose not to rebalance its investments in the Underlying Funds as a temporary defensive measure. Factors influencing these decisions may include AARP Financial’s outlook for the economy, financial markets and the relative value of the Underlying Funds. The Funds may not achieve their investment objectives if they invest for temporary defensive purposes.

AARP Income Fund

Primary investments

This Fund normally invests at least 75% of its assets in the U.S. Bond Market Portfolio (Underlying Bond Fund). To a lesser extent, the Fund may invest in other types of income-producing securities through investments in other Underlying Funds. For more about the Underlying Bond Fund, see “The Investment Policies of the Underlying Funds” on page 10.

Secondary investments

The Fund may invest up to 25% of its assets in other Underlying Funds that invest in any or all of the following:

•                  Money market instruments (with the Underlying Money Market Fund the vehicle of choice for these investments).

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•                  Inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations.

•                  High-yield, or “junk,” bonds (limited to 10% of Fund assets).

•                  Government and corporate bonds of foreign countries.

•                  REITs.

•                  Stocks that pay high dividends.

These investments may be indexed or actively managed and may enable the Fund to produce higher levels of income. Some of these investments, such as high-yield bonds, stocks that pay high dividends, foreign bonds, and REITs, are considered riskier and may have different risks than investments in the Underlying Bond Fund. Please read the risk information in this prospectus carefully so that you understand these risks.

AARP Financial will determine when and if it is appropriate for the Fund to invest in any of these secondary investments and what percentage of the Fund’s assets, within the 25% and 10% maximums, should be allocated to these securities. AARP Financial may change the Fund’s investments in Underlying Funds at any time, as long as the changes are consistent with the Fund’s investment objective and investment strategies.

As of the date of this prospectus, the Fund’s investments in these secondary investments are limited to an investment in the Underlying Money Market Fund. AARP Financial anticipates expanding the Fund’s investments into other types of securities as the Fund grows in size.

Temporary defensive investments

The Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies. For example, the Fund may take a defensive position by raising cash levels. Factors influencing these decisions may include AARP Financial’s outlook for the economy, financial markets or other conditions. The Fund may not achieve its investment objective if it invests for temporary defensive purposes.

AARP Money Market Fund

The Fund does not buy money market instruments directly. Rather, it invests all of its assets in another fund that buys them, using a “master-feeder” structure (so called because it allows different feeder funds to pool their assets in an underlying master fund to seek economies of scale).

The Fund is a feeder fund, buying shares of a master fund, the State Street Money Market Portfolio (Underlying Money Market Fund). The Fund and the Underlying Money Market Fund have substantially similar investment objectives. For more about the Underlying Money Market Fund, see “The Investment Policies of the Underlying Funds” on the next page.

9

The Investment Policies of the Underlying Funds

Except for the Underlying Money Market Fund, each Underlying Fund is a series of AARP Portfolios, which is a separate registered investment company. The Underlying Money Market Fund is a series of a separately registered investment company called the State Street Master Funds. Shares of the Underlying Funds are not offered by this prospectus.

Except for the Underlying Money Market Fund, each Underlying Fund seeks to match the return of an index as closely as possible, before deduction of expenses of the Underlying Fund.

In pursuing its indexing strategy, an Underlying Fund, and in particular the Underlying Bond Fund, may use optimization and sampling techniques (see sidebar, next page). In carrying out these techniques, an Underlying Fund may invest to a limited extent in a variety of securities and derivatives that are not included in its index, including futures, options, exchange traded funds, cash, and other types of financial contracts and instruments in order to seek to track the performance of its index. The Underlying Funds will not use these derivatives for speculation or for the purpose of leveraging investment returns.

Underlying Stock Fund

Index

The index is the Morgan Stanley® Capital International (MSCI) U.S. Investable Market 2500 Index. This index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 indexes.

Underlying International Fund

Index

The index is the MSCI Europe, Australasia and the Far East (EAFE) Index. This index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada.

Underlying Bond Fund

Index

The index is the Lehman Brothers® Aggregate Bond Index. This index includes a large variety of U.S. and foreign bonds that are investment grade and taxable — nearly all the taxable investment-grade bonds in the U.S. bond market that are registered with the Securities and Exchange Commission and with maturities of more than one year. The index includes three major types of bonds:

•                  Corporate and U.S. government bonds.

•                  Mortgage-backed securities, including mortgage pools securitized by the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

•                  Asset-backed securities, including securities that are backed by credit card, auto, and home equity loans.

The index may also include certain U.S. dollar denominated foreign corporate and government bonds.

Credit quality of investments

The Underlying Bond Fund will only invest in fixed income securities that are considered “investment grade” — fixed income securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group or are deemed by SSgA FM to be of comparable quality.

10

Underlying Money Market Fund

SSgA FM, the Underlying Money Market Fund’s investment adviser, selects investments based on its view of what types of money market investments are the most attractive at the time of investment. Interest rates, imbalances in the supply and demand for a particular type of investment, and market conditions may make one type of investment more attractive than another for a period of time.

Types of investments

Normally, the Underlying Money Market Fund intends to invest more than 25% of its total assets in bank obligations. The Underlying Money Market Fund may invest in the following types of investments:

•                  Instruments of U.S. and foreign banks, including certificates of deposit (CDs), bankers’ acceptances, and time deposits (TDs). In addition to CDs and TDs issued by U.S. banks in the U.S., the Underlying Money Market Fund may invest in other sorts of U.S. dollar denominated CDs and TDs, such as Eurodollar CDs (CDs issued by banks outside of the U.S.), Eurodollar TDs (deposits in foreign branches of U.S. and foreign banks) and Yankee CDs (CDs issued by U.S. branches of foreign banks).

•                  U.S. Treasury bills, notes and bonds.

•                  Other obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

•                  Commercial paper of U.S. and foreign companies.

•                  Asset-backed securities.

•                  Corporate obligations of U.S. and foreign companies.

•                  Variable and floating rate notes.

•                  Repurchase agreements.

The Underlying Money Market Fund’s investment in commercial paper may include commercial paper offered and sold either in private placements (not to the public) and relying on the exemption from registration under Section 4(2) of the Securities Act of 1933, as amended (1933 Act), or sold only to certain types of institutions under Rule 144A under the 1933 Act.

Indexes

An index is a list of securities representing a market or part of a market. The returns of the index itself do not reflect the costs that would be involved in actually investing in the securities represented in the index, such as fees and brokerage commissions. While no one can invest directly in an index – it’s only a list – you can invest in a fund whose goal is to track the performance of an index.

As noted in the main text, each of the Underlying Funds, except the Underlying Money Market Fund, seeks to track a particular index.

Index tracking techniques:

There are several ways to track an index:

•      Replication means buying every security in the index. Managers using this strategy try to make an exact or close replica of the index, buying the same securities in the same proportions as they are in the index.

•      Optimization and sampling are investing techniques used by managers when it is expensive, impractical, or impossible to buy every bond or security in an index. These techniques are used when a fund is fairly new and growing in size. They are also used when an index is very large or contains securities that can no longer be bought.

It is anticipated that the Underlying Stock Fund and Underlying International Fund will rely on optimization and sampling techniques until they have sufficient assets to use a replication strategy. The Underlying Bond Fund may have to rely on optimization and sampling indefinitely, because its index is very large and contains some bonds that may be unavailable for purchase by the Underlying Bond Fund (as of June 30, 2006, its index, the Lehman Brothers Aggregate Bond Index, included 6,824 different bonds).

11

Because these securities are not sold to the public, they may have liquidity risk. They may be difficult to value or sell if they are not actively traded. The Underlying Money Market Fund, like all money market funds, tries to limit liquidity risk by limiting its investments in securities that are considered illiquid, or hard to sell, to 10% of net assets at the time of purchase. The Underlying Money Market Fund will not treat these securities as illiquid if SSgA FM determines that a liquid trading market exists according to procedures approved by the Board of Trustees of State Street Master Funds.

Credit quality of investments

The Underlying Money Market Fund invests in high-quality money market instruments. That means the Underlying Money Market Fund’s investments are backed by issuers judged to be in very good financial shape, like the U.S. government or private companies with high credit ratings. A high credit rating generally means a company is likely to pay its bills, meet its payroll, and repay its loans, on time, with cash to spare.

To keep the risks of investing in money market funds relatively low, the Securities and Exchange Commission (SEC) has rules on the quality and types of investments that money market funds, including the Underlying Money Market Fund, may buy. In its rules, the SEC requires money market funds to invest in “eligible” securities.

The Underlying Money Market Fund will follow the SEC rules by selecting eligible securities that meet any of the following criteria:

•                                          They are U.S. government securities (generally U.S. Treasury securities and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or instrumentalities). These securities may be supported by the full faith and credit of the U.S. Treasury, the right of the issuer to borrow from the U.S. Treasury or from the discretionary authority of the U.S. government agency or instrumentality, or the creditworthiness of the issuer alone.

•                                          They are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations (NRSROs), or by one NRSRO if only one NRSRO has rated the security.

•                                          If unrated, they are of comparable quality to the rated securities described above, as determined by SSgA FM according to procedures established by State Street Master Funds’ Board of Trustees.

Portfolio maturity

Another way the SEC regulates money market funds is by requiring funds to buy investments with short-term maturities. This means money market funds may only hold investments that on average mature, or end, in 90 days or less. In the jargon of money market funds, that’s called a “dollar-weighted average maturity of 90 days or less.” An investment reaches maturity on the day that all unpaid interest and principal must be repaid. The Underlying Money Market Fund will normally hold instruments to maturity, but may dispose of them sooner if SSgA FM finds it advantageous or necessary to do so. While investing in these short-term investments increases portfolio turnover, with money market funds this trade-off normally leads to increased liquidity and lower risk.

The master-feeder relationship

The Underlying Money Market Fund, the master fund, may accept investments from the Money Market Fund and other feeder funds. The Money Market Fund’s Board of Trustees can also decide to withdraw that Fund’s assets from the Underlying Money Market Fund at any time if it views a withdrawal to be in the best interest of the Money Market Fund and its shareholders. If this happens, the Board may, among other options, choose to invest the Money Market Fund’s assets in another master fund or have AARP Financial invest the Money Market Fund’s assets directly in money market instruments. Should the Money Market Fund withdraw from the Underlying Money Market Fund, the Money Market Fund may directly invest in money market instruments using strategies that are substantially similar to the ones described in this section.

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Risks of Investing

How Risks of the Underlying Funds Affect the Funds

To the extent that a Fund invests in an Underlying Fund, it is exposed to the risks of that Underlying Fund. For example, even though the Aggressive, Moderate, and Conservative Funds invest primarily in the same three Underlying Funds, each Fund will have a different risk profile, because each Fund divides its assets differently among the three Underlying Funds. Below is a look at the risks of the Underlying Funds as they relate to the risks of each of the Funds.

AARP Aggressive Fund

This Fund’s investments are weighted toward the Underlying Stock Fund and the Underlying International Fund rather than the Underlying Bond Fund. This means that the Fund will have greater exposure to the risks of investing in the Underlying Stock Fund and the Underlying International Fund than the risks of investing in the Underlying Bond Fund.

AARP Moderate Fund

This Fund’s investments are weighted roughly evenly between the Underlying Bond Fund on the one hand and the Underlying Stock Fund and the Underlying International Fund on the other. This means that the Fund will have exposure to the risks of investing in all three portfolios.

AARP Conservative Fund

This Fund’s investments are weighted toward the Underlying Bond Fund. This means that the Fund will have greater exposure to the risks of investing in the Underlying Bond Fund than the risks of investing in the Underlying Stock Fund or the Underlying International Fund.

AARP Income Fund

This Fund invests most of its assets in the Underlying Bond Fund. This means that the Fund will have significant exposure to the risks of investing in the Underlying Bond Fund, but normally will not have exposure to the risks of investing in the Underlying Stock Fund or the Underlying International Fund.

AARP Money Market Fund

This Fund invests substantially all of its assets in the Underlying Money Market Fund. This means that the risks of the Fund are substantially the same as those of the Underlying Money Market Fund.

Risk Descriptions

All investments, including the Funds, involve some risk. Below are descriptions of the main risks that may affect the performance of one or more of the Funds, listed alphabetically. Not all risks apply to all Funds; to see which risks apply to a given Fund, see the Fund Summary earlier in this prospectus. You should read this section carefully and understand these risks.

Asset-backed securities risk Asset-backed securities are debt securities backed by pools of assets like mortgages, auto loans, and leases. Payments of principal and interest from the loans backing these securities are passed through to the investors in these securities. The values of these securities vary with changes in interest rates. Asset-backed securities that are not backed by mortgages have additional risks. For example, some of these loans may be unsecured, meaning that there is no collateral for the loan. If the issuer defaults, there is no collateral for a Fund or Underlying Fund to collect to cover losses. Borrowers also may be protected by state and federal consumer credit laws that may be very favorable to borrowers at the expense of investors.

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Banking industry risk Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy, and general economic cycles. To the extent that a Fund or Underlying Fund concentrates its investments in the banking industry, it is exposed to a greater risk of loss if the banking industry suffers a setback than if the Fund or Underlying Fund were more diversified across numerous industries.

Credit risk The issuer of a bond could fail to meet its obligations to pay interest or principal when due. An issuer could also lower the credit quality of a security if it suffers an adverse change in its financial condition. Lower credit quality generally leads to greater volatility in the price of the security. High-yield securities have more credit risk than investment grade securities.

Derivatives risk The use of derivatives exposes a Fund to additional risks and transaction costs, including:

•                  The risk that interest rates, securities prices, and currency markets will not move in the direction that a portfolio manager anticipates.

•                  The risk that the price of a derivative does not correlate with the prices of the underlying securities, interest rates, or currencies the derivative was intended to reflect.

•                  The fact that the skills needed to use these derivative strategies are different from those needed to select portfolio securities.

•                  The risk that it might be impossible to close out a derivatives position when desired, owing to factors such as the absence of a liquid secondary market for the derivative or exchange-imposed price fluctuation limits.

•                  The risk that adverse price movements can result in a loss substantially greater than a Fund’s initial investment in the derivative (in some cases, the potential loss is unlimited).

•                  The risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; this risk is greater with privately-negotiated instruments.

•                  The risk that an Underlying Fund might be unable to close out certain hedged positions in a way that avoids adverse tax consequences.

Foreign risk – bond investments Any investment in a foreign issuer will have the risks of political and economic instability, poor regulation, insufficient publicly available information about the issuer, the imposition or tightening of foreign exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors’ assets. This risk may be greater for investments in issuers in emerging or developing markets.

Foreign risk – emerging markets The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and typically have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.

Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export-oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

Developing countries also may face substantial social and political uncertainties. These may result from factors such as authoritarian governments; popular unrest associated with demands for

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improved political, economic and social conditions; internal insurgencies; and hostile relationships with neighboring countries.

This instability could impair the financial conditions of issuers or disrupt their financial markets.

Foreign risk – money market investments Foreign issuers of U.S. Dollar-denominated securities can pose greater risks than U.S. issuers, and their securities may have the risks of foreign investments. For example, foreign laws, securities regulations, and accounting and disclosure standards typically are not as strict as they are in the U.S., so there may be fewer restrictions on loan limitations, less frequent examinations, less regulation of reserve accounting, auditing and recordkeeping, and weaker public reporting requirements. Foreign securities also could lose value as a result of political, financial, and economic events in foreign countries, among other factors.

Foreign risk – stock investments Investments in foreign stocks may be more volatile than investments in U.S. stocks and may perform differently from the U.S. market. Foreign governments might change stock exchange rules, increase taxes or confiscate investors’ assets. The governments of foreign countries might be less stable than the U.S. government and issuers in foreign jurisdictions might have less thorough regulation and accounting, auditing and recordkeeping requirements. It might cost more to invest directly in a foreign stock than it would to invest in a U.S. stock. Changes in foreign currency exchange rates could also affect the value of a Fund or Underlying Fund.

High-yield bond risk High-yield bonds, known as “junk bonds,” are rated below investment grade because there are doubts about whether the companies or entities that issue them will be able to pay interest and principal back on time. Junk bonds pay out higher interest rates than investment grade bonds because they are highly risky and considered speculative.

Income risk The rate of income that a Fund or Underlying Fund generates may go up and down as interest rates go up and down. The amount of any dividends you receive will fluctuate over time.

Indexing risk An Underlying Fund that uses an index strategy might not perform as well as the index it aims to match. (This is known as “tracking error.”) One reason it is difficult to match an index exactly is because the returns of an index do not reflect the typical fees and expenses that a mutual fund incurs, including the costs of buying and selling securities.

A mutual fund can seek to reduce tracking error by investing in derivatives. Derivatives can increase the likelihood that the fund will track or match the returns of the index, and can serve as a convenient way to invest excess cash. However, these investments in derivatives might expose a mutual fund to risks that are different from, and possibly greater than, the risks of the securities they are derived from.

Interest rate risk – bond investments The market value of bonds typically goes down when interest rates go up. Longer-term bonds are generally more sensitive to interest rate changes, meaning they may suffer deeper declines in value than shorter-term bonds.

Interest rate risk – money market investments During periods of rising interest rates, money market fund yields may tend to be lower than prevailing market rates.

Investment grade securities risk Bonds are rated by national bond rating agencies. Securities rated Baa or higher by Moody’s Investors Services, Inc. or BBB or higher by Standard & Poor’s Rating Group are considered investment grade securities. Securities rated Baa or BBB may be somewhat riskier than higher-rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity risk A Fund or Underlying Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Manager risk The investment adviser of a Fund or Underlying Fund may make investment decisions that fail to produce the intended result. These may include decisions about how to allocate assets among different Underlying Funds, when to rebalance a Fund, when to change Underlying Fund allocations, or which securities to buy and sell and when.

Market risk The market values of stocks, bonds, and other securities may go up and down as securities markets react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors. In general, stock prices have fluctuated more than bond prices over longer time periods. Price changes may be temporary or may last for extended periods.

Master-feeder risk Unlike a traditional mutual fund that invests directly in securities, a fund that is part of a master-feeder structure invests substantially all of its assets in another mutual fund, the master fund. The ability of the feeder fund to meet its objective depends on the master fund meeting its objective. Since other feeder funds may invest in the master fund too, the master fund, and in turn the feeder fund, may be adversely affected if another feeder fund decides to redeem its investments and leave the master-feeder structure. The demands placed on the master fund by large sales, redemptions, or purchases by a feeder fund may hurt the master fund’s performance.

Money market fund risk Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it may not succeed in doing so and you might lose money by investing in a money market fund.

Mutual fund risk There is no guarantee of a Fund’s performance. You should expect that the value of your investment in the Fund might go up or down. You might lose money if you invest in the Fund, or make less money than you expect or hope. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

New fund risk A Fund might not reach or sustain an economically viable size, in which case Fund management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

Prepayment and extension risks Certain types of debt securities — in particular, mortgage-backed securities, asset-backed securities, and callable bonds — can be affected by any move in interest rates, whether up or down. When interest rates drop, issuers of these securities tend to prepay, or “call” the security. The investors therefore receive their principal back sooner than expected and, in general, have to reinvest the returned principal at less attractive interest rates. When interest rates rise, the expected rate at which mortgages or other loans will be repaid slows down. In this scenario, investors find their principal committed longer than expected and miss out on the increased returns they would have been able to earn if they could have invested their principal at the higher interest rates.

Real estate investment trust risk The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. REITs issue stock, which is subject to stock market risk (see below).

Rebalancing risk A Fund may temporarily stray from preferred allocations among the Underlying Funds and not perform as well as if it had invested according to the preferred allocations at all times.

Repurchase agreement risk A repurchase agreement allows a Fund or Underlying Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund or Underlying Fund could lose money.

Small company risk The stocks of smaller, less well-known companies are more volatile than large company stocks and may perform differently from the market as a whole. Investment in smaller companies may carry greater risks than investments in larger, more established companies.

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Stock market risk The value of stocks may decline in response to developments affecting a particular issuer, the issuing company’s industry, and general economic conditions. Price changes in stocks may be temporary or may last for an extended period of time.

U.S. government securities risk Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Variable and floating rate securities risk Variable rate securities readjust their interest rates on set dates. Floating rate securities readjust their interest rates whenever a particular interest rate changes. Interest rates on these securities are normally tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a bank. These securities have interest rate and credit risk. They also may have liquidity risk because it is not always easy to sell these instruments if the issuer defaults or a Fund or Underlying Fund cannot exercise “demand” rights. Demand rights, which are normally a feature of these investments, allow an investor to demand that the issuer repay immediately all unpaid interest and return the principal, the original investment amount.

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Who’s Who

Entities with Business Responsibilities

Trustees

The Board of Trustees for the AARP Funds oversees each Fund and its investment strategies, and approves each Fund’s agreements with its investment adviser and other service providers.

Investment Advisers and Sub-advisers

AARP Financial
Two Highwood Drive, 2nd Floor
Tewksbury, MA  01876

SSgA Funds Management, Inc.
One Lincoln Street
Boston, MA 02111

AARP Financial provides the overall investment program for each Fund and manages each Fund’s investment activities. This includes allocating assets to the Underlying Funds, deciding when to rebalance these allocations, and overseeing any sub-advisers.

AARP Financial is also the investment adviser of all Underlying Funds except the Underlying Money Market Fund.

AARP Financial is a wholly owned subsidiary of AARP Services, Inc., which in turn is a wholly owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose.

SSgA Funds Management, Inc. (SSgA FM) serves as the investment sub-adviser for all the Funds other than the Money Market Fund. In this capacity, SSgA FM provides AARP Financial with asset allocation advice and rebalances the Funds’ assets under AARP Financial’s direction.

For the Underlying Money Market Fund, SSgA FM serves as the investment adviser and is responsible for the day-to-day investment of assets. For all other Underlying Funds, SSgA FM is the investment sub-adviser. SSgA FM manages each Underlying Fund’s day-to-day investments.

SSgA FM manages over $130 billion in assets and is a wholly owned subsidiary of State Street Corporation. State Street Global Advisors (SSgA) is the investment management group of State Street Corporation and includes SSgA FM. SSgA manages approximately $1.7 trillion in assets (all figures as of December 31, 2006).

Except for the Money Market Fund, each of the Funds pays AARP Financial 0.01% of its average daily net assets annually to compensate AARP Financial for its advisory services to the Fund. Each Underlying Fund (except the Underlying Money Market Fund) pays AARP Financial 0.05% of its average daily net assets annually to compensate AARP Financial for its advisory services to the Underlying Fund. AARP Financial pays SSgA FM for its sub-advisory services out of these fees.

The Money Market Fund has entered into an investment advisory agreement with AARP Financial that does not provide an investment advisory fee to AARP Financial when the Money Market Fund is invested in a master-feeder structure. If the Money Market Fund were not invested in a master-feeder structure, AARP Financial would receive an investment advisory fee, at an annual rate of 0.10% of average daily net assets.

For the Aggressive, Moderate, and Conservative Funds, the basis for the approving the investment advisory and sub-advisory agreements with AARP Financial and SSgA FM is discussed in the Funds’ annual report to shareholders for the period ended June 30, 2006. For the Income and Money Market Funds such information is in the Funds’ semi-annual report for the period ended December 31, 2006.

The Funds and AARP Financial have applied to the SEC for an exemption to allow AARP Financial to change or add investment sub-advisers, and to

18

change the investment sub-advisory agreements with those sub-advisers, without shareholder approval. Currently, shareholder approval of these sorts of changes of sub-advisers and investment sub-advisory agreements is required by law. There is no guarantee that the SEC will grant the requested exemption.

Administrator

AARP Financial provides administrative services to the Funds, such as overseeing each Fund’s operations and other service providers.

Sub-Administrator, Custodian, and Transfer Agent

As sub-administrator, State Street Bank and Trust Company (State Street) assists the administrator in providing administrative services. As custodian, State Street holds the Funds’ assets, prices the Funds’ shares, and oversees payment of distributions to shareholders. As transfer agent, State Street handles the opening of new accounts, processes orders to buy or sell shares, provides recordkeeping, and sends statements to investors.

Distributor

ALPS Distributors, Inc. handles distribution, sales and marketing activities for the Funds.

Portfolio Management Team

The following information applies to all Funds except the Underlying Money Market Fund (the individual managers of money market funds are not listed in a prospectus).

Richard M. Hisey Chartered Financial Analyst

Mr. Hisey, an employee of AARP Financial, serves as a Portfolio Manager for the Funds. In this capacity, Mr. Hisey is responsible for implementing the Funds’ overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the Funds based upon the advice of SSgA FM, and overseeing and monitoring the activities of SSgA FM. Mr. Hisey is Chief Investment Officer for AARP Financial and also serves as Treasurer of AARP Funds. Most recently, he served as Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on early-stage investments in Russia. Previously, he was with MFS Investment Management, serving as the Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds, and before that served as Senior Vice President of The Bank of New York. He spent 15 years at Lexington Global Asset

Payments for distribution and services

Each Fund pays a distribution and shareholder services fee to ALPS Distributors, Inc., which is not affiliated with AARP Funds, AARP Financial or SSgA FM. This fee covers the sale and distribution of a Fund’s shares and servicing activities for shareholders.

This so-called 12b-1 fee (named after Rule 12b-1 under the Investment Company Act) may be as much as 0.20% annually of the average daily net assets of a Fund. Of this amount, ALPS Distributors, Inc. pays approximately:

•  0.14% of a Fund’s net assets to AARP Financial under a Services Agreement for providing assistance to ALPS Distributors, Inc. with distribution and shareholder servicing activities, including preparing advertising and marketing materials, educating call center personnel, and providing services to investors in the Funds.

• 0.05% of a Fund’s net assets to AARP under a Trademark Licensing Agreement for the right to use the name AARP in the Funds’ names and for access to AARP’s membership list.

These fees will increase the cost of your investment because they are paid out of Fund assets on an ongoing basis. Over time, they may cost you more than if you paid an up-front sales charge.

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial, AARP cannot recommend that you or any specific individual should purchase shares of a particular Fund. AARP is not a registered investment adviser or broker-dealer.

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Managers, Inc. (now ING/Reliastar), where he served as the portfolio manager and investment strategist for the first open-ended Russian equity mutual fund in the U.S. Mr. Hisey received an M.B.A and a B.A. from the University of Connecticut. He holds the Chartered Financial Analyst designation.

SSgA FM’s portfolio management team for the Funds is led by Daniel Farley, and includes Michael Lear, Michael O. Martel, and Eduardo A. Borges. SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial, and is responsible for rebalancing the Funds under the direction of AARP Financial.

Daniel Farley Chartered Financial Analyst

Mr. Farley is a Vice President of SSgA and SSgA FM and the Head of SSgA’s U.S. Global Asset Allocation team. In this role, he is responsible for strategic/tactical asset allocation and overlay clients in the U.S. Prior to his current role, Mr. Farley was a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group.

Michael Lear

Mr. Lear is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the U.S. Global Asset Allocation team. He is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to joining SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management. He has been working in the investment management field since 1997.

Michael O. Martel

Mr. Martel is a Vice President of SSgA and SSgA FM, and a Portfolio Manager on the U.S. Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the U.S. Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.

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Financial Highlights

This table is intended to help you understand the financial performance of the Aggressive, Moderate, and Conservative Funds for the periods indicated. (The Income and Money Market Funds are too new to have financial highlights to report.) Certain information reflects financial results for a single Fund share. “Total return” represents the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions.

The information in these tables has been audited by KPMG LLP, the independent registered public accounting firm for AARP Funds. KPMG LLP’s report, along with the financial statements for these Funds, is included in the Funds’ annual report, and is incorporated by reference into (is legally considered part of) the Statement of Additional Information.

Financial highlights as of 6/30/06(1) (For a share outstanding throughout that period)

AARP Funds:	Conservative		Moderate		Aggressive
Net asset value, beginning of period(2)	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income (loss)	0.16		0.10		0.09
Net realized gain and unrealized gain (loss) on investments	(0.14)		0.04		0.17
Total from investment operations	0.02		0.14		0.26

Less distributions:
Distributions from net investment income	(0.16)		(0.10)		(0.09)
Net asset value, end of period	$9.86		$10.04		$10.17
Total return(3)	0.24%		1.44%		2.60%

Ratios to average net assets:
Net expenses(4)	0.24	%(5)	0.24	%(5)	0.24	%(5)
Net investment income (loss)	5.31	%(5)	4.58	%(5)	3.36	%(5)
Expense waiver/reimbursement(6)	(11.00	)%(5)	(6.82	)%(5)	(11.22	)%(5)

Supplemental data:
Net assets, end of period (000 omitted)	$6,581		$13,133		$6,454
Portfolio Turnover	7%		5%		7%

(1)	For the period from January 1, 2006 (commencement of operations) to June 30, 2006.
(2)	As of the Funds’ inception date, December 22, 2005.
(3)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
(4)

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro-rata share of the fees and expenses of the Underlying Funds in which the Funds invest. The net expense ratio shown does not include these indirect expenses. If included, the net expense ratio for each Fund would be 0.50%.

(5)	Computed on an annualized basis.
(6)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

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Your Account

Buying and Selling Shares

How to Open a New Account

Key Considerations
•	If opening an account with a single investment, the minimum investment is $100.
•

If opening an account with an Automatic Investment Program, the minimum is just $25. If the account is opened through an application that is NOT online, then an initial investment must be made into the account prior to the first automatic investment draft occurring.

•

When buying shares in the Money Market Fund, be aware that your purchase will not be treated as in good order (and thus may be delayed) until your check or electronic transfer is converted to federal funds. Any purchase request for the Money Market Fund received by 4:00 p.m. Eastern time will begin accruing dividends on the business day following the date of purchase.

•	To get an account application, call the AARP Financial Center or go to www.aarpfunds.com).

On line

•                                          Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                                          Go to www.aarpfunds.com.

•                                          Select the “How to Buy” tab, then choose the “Open an Account Online” link, and follow the directions to create a new account.

By mail

•                                          Download a new account application by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the “New Account Applications” link, or you may request that a new account application be sent to you by calling a representative at (800) 958-6457.

•                                          Be sure to choose the appropriate account application based on the type of account you would like to open.

•                                          Complete and sign an application for each type of account you are establishing. All account owners must sign the application.

•                                          Enclose a check made out to “AARP Funds” for your initial investment.

•                                          Send by regular mail or overnight delivery to the appropriate address listed on page 25.

By Automatic Investment Program – Direct from Your Bank Account

•                                          Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                                          Download a new account application by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the “New Account Applications” link, or you may request that a new account application be sent to you by calling a representative at (800) 958-6457.

•                                          Be sure to choose the appropriate account application based on the type of account you would like to open.

•                                          Complete and sign the application, including Automatic Investment Program sections, and return it to the appropriate address listed on page 25.

By Payroll Deduction – Direct from Your Paycheck

•                                          Confirm with your employer that it has the capability to offer this service.

•                                          Download both a new account application and a payroll deduction form by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the appropriate forms, or you may request that the forms be sent to you by calling a representative at (800) 958-6457.

•                                          Be sure to choose the appropriate account application based on the type of account you would like to open.

•                                          Complete and sign the application along with the payroll deduction form, and return them to the appropriate address listed on page 25.

•                                          Provide your employer with a copy of the payroll deduction form.

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How to Add Money to an Account

Key considerations
• Subsequent investments must be for at least $25. This includes electronic transfer payments for orders placed on line or by phone.

On line

•                                          Confirm that your account is set up for electronic transfers.

•                                          Go to www.aarpfunds.com.

•                                          Select the “Manage Your Account” tab, then choose the “Buy More Shares” link, and access your account.

•                                          Investments will be debited from your bank account and sent via electronic transfer.

By phone

•                                          Confirm that your account is set up for electronic transfers.

•                                          Call our 24-hour Automated Response System or Shareholder Services at (800) 958-6457 and place your order.

By Electronic Transfer

•                                          Confirm that your account is set up for electronic transfers.

•                                          If your account is not set up for electronic transfers and you want to add this feature, first confirm with your bank or credit union that it is a member of the ACH system.

•                                          Get a Shareholder Services form by calling (800) 958-6457 or by going to the “Forms and Documents” tab at www.aarpfunds.com.

•                                          Complete the Electronic Transfer portion of the form, sign it, and send it to the appropriate address listed on the next page.

By mail

•                                          Use the additional investment slip that comes with your quarterly statement, or write a letter of instruction with the account owner name(s), account number, and Fund name.

•                                          Enclose a check made out to “AARP Funds” for the amount you want to add to your account.

•                                          Send by regular mail or overnight delivery to the appropriate address listed on the next page.

Types of Accounts Available

Individual or Joint Ownership Individual accounts must be registered to one person. Joint accounts can have two or more owners and provide for rights of survivorship. On individual or joint accounts, filling out a Transfer on Death (TOD) form, in addition to your account application, will allow your account’s assets to pass directly to a beneficiary and avoid probate. Forms are available from Shareholder Services.

Retirement A qualified retirement account allows you to defer taxes on investment income and capital gains. Your contributions may also be tax-deductible. Please consult your tax advisor for details about tax advantages or consequences. Types of retirement accounts available at AARP include:

• Traditional IRA • Roth IRA • Rollover IRA • Simplified Employee Pension IRA (SEP-IRA) • Simple IRA

Gift or Transfer to a Minor (UGMA, UTMA) Gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he or she reaches the age of majority.

Coverdell Education Savings Account Formerly called an Education IRA, this account allows you to earn tax-deferred investment income and capital gains that may be withdrawn tax-free for qualified education expenses.

Trust For assets held in a trust.

Business Entity Allows an authorized person of a corporation, partnership, or other entity to establish a business account.

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By wire

•                                          Instruct your bank to wire your investment to:
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02120
ABA # 011000028
DDA# 9905-684-8
FBO: AARP Funds

•                                          Also include the following information:

•                                          Your account number

•                                          The name(s) of account owner(s)

•                                          The tax ID number

•                                          The Fund name

•                                          The name and address of the financial institution wiring the money

By Automatic Investment Program – Direct from Your Bank Account

•                                          Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                                          Download a Shareholder Services form by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the “Account Maintenance and Service Forms” link, or you may request that a Shareholder Services form be sent to you by calling a Shareholder Services representative at (800) 958-6457.

•                                          Be sure to choose the appropriate account application based on the type of account you would like to open.

•                                          Complete the Automatic Investment Program portion of the form and return it to the appropriate address listed below.

By Payroll Deduction – Direct from Your Paycheck

•                                          Confirm with your employer that it has the capability to offer this service.

•                                          Download a payroll deduction form by going to www.aarpfunds.com, selecting the “Forms and Documents” tab, and choosing the “Account Maintenance and Service Forms” link, or you may request that a Shareholder Services form be sent to you by calling a Shareholder Services representative at (800) 958-6457.

•                                          Complete and sign the form and return it to the appropriate address listed below.

•                                          Provide your employer with a copy of the payroll deduction form.

Contact Information for Placing Orders

By regular mail	By overnight mail	By phone
AARP Funds	AARP Funds	(800) 958-6457
P.O.Box 8035	c/o BFDS
Boston, MA 02266-8035	30 Dan Road	On line
	Canton, MA 02021	www.aarpfunds.com

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How to Exchange Between Funds

Key Considerations
•	You may exchange shares of any Fund for shares of any other Fund at no charge.
•	For any order to sell shares, you will need to give us the following information:
• account owner(s) • tax ID number • account number • the dollar amount or the number of shares
•	Because an exchange is treated as a sale for tax purposes, be aware before you place your order that there may be a capital gain or loss that affects your taxes.
•	Note that the name of the account owner(s) and tax identification number must be the same on the two accounts involved in the exchange.

On line

•                                          Go to www.aarpfunds.com and select “Login to My Account.”

•                                          Access your account and follow the instructions for exchanging shares.

By phone – 24 hours

•                                          Call our 24-hour Automated Response System at (800) 958-6457.

•                                          Log into your account and follow the instructions for exchanging shares.

By phone – business hours only

•                                          Call Shareholder Services at (800) 958-6457 and request an exchange.

How to Take Money Out of an Account

Key Considerations
•	For any order to sell shares, you will need to give us the following information:
• account owner(s)
• tax ID number
• account number
• the dollar amount or the number of shares
•	Phone orders to sell shares are limited to $50,000 worth of shares per Fund per account per day.
•	In certain cases, such as orders to sell more than $50,000 worth of shares, you will need to place your order by mail and it will need to have a Medallion Signature Guarantee (see page 29).
•

With orders directing payment by wire, proceeds are normally sent the next business day after we receive your order in good form, and are available for immediate use. Note that we have a $5.00 fee for each wire sent, and that your bank may also charge a fee to receive a wire.

•

With a check or an electronic transfer, proceeds are normally sent on the next business day after we accept your order. Note that there may be a delay of up to seven days between when the receiving bank posts the money to your account and when you are able to draw on the money.

•	Checks for proceeds are normally sent by regular mail. If you like, you can request overnight delivery; the delivery charges will be deducted from the redemption proceeds. Standard charges will apply.

On line

•                                          Confirm that your account is set up for electronic transfers.

•                                          Go to www.aarpfunds.com and select “My Account Access.”

•                                          Log into your account and follow the instructions for selling shares.

•                                          We will transmit the money to you by electronic transfer.

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By phone – 24 hours

•                                          Call our 24-hour Automated Response System at (800) 958-6457.

•                                          We will send a check to the address of record for the account.

By phone – business hours only

•                                          Call Shareholder Services at (800) 958-6457 and ask to place a sale order.

•                                          We will send a check to the address of record for the account.

By Electronic Transfer

•                                          Confirm that your account is set up for electronic transfers.

•                                          If your account is not set up for electronic transfers and you want to add this feature, first confirm with your bank or credit union that it is a member of the ACH system.

•                                          Get a Shareholder Services form by calling (800) 958-6457 or by going to the “Forms and Documents” tab at www.aarpfunds.com.

•                                          Complete the Electronic Transfer portion of the form, sign it, and send it to the appropriate address below.

•                                          Once your account is set up for electronic transfers, place your order on line or by phone (see above).

By mail

•                                          Write a letter including all required information (see Key Considerations above).

•                                          Get all registered owners to sign the letter.

•                                          Send by regular mail or overnight delivery to the appropriate address listed on the previous page.

•                                          We will send a check to the address of record for the account.

By wire

•                                          Confirm that your account is set up for wire transfers.

•                                          If your account is not set up for wire transfers and you want to add this feature, get a Shareholder Services form by calling (800) 958-6457 or by going to the “Forms and Documents” tab at www.aarpfunds.com.

•                                          Complete the Electronic Transactions portion of the form, sign it, and send it to the appropriate address below.

•                                          Once your account is set up for electronic transactions, place your order on line or by phone (see above). Be sure to indicate that you want the proceeds paid by wire transfer.

•                                          We will wire the money to the financial institution of record.

By Systematic Withdrawal Program

•                                          Confirm that your bank or credit union is a member of the Automated Clearing House (ACH) system.

•                                          Get a Shareholder Services form by calling (800) 958-6457 or by going to the “Forms and Documents” tab at www.aarpfunds.com.

•                                          Complete the Systematic Withdrawal portion of the form.

•                                          Get all registered owners to sign the form.

•                                          Send the form to the appropriate address listed on page 25.

•                                          At the time of each requested withdrawal, we will either send a check to the address of record or wire the proceeds to your bank account, according to how you have set up the service.

By check writing (Money Market Fund only)

•                                          You may establish check writing on your account by completing the checkwriting authorization form. To obtain a form, please call Shareholder Services at (800) 958-6457, or you may download one on the web site at www.aarpfunds.com. Select the “Forms and Documents” tab and download the appropriate form.

•                                          You may write checks only in amounts of $250 or more on your account in the Money Market Fund.

•                                          If you add this service after you have already established your account, you must obtain a signature guarantee.

•                                          There is no fee for this service, but the Money Market Fund reserves the right to charge for it or to terminate this service in the future.

•                                          There is no limit on the number of checks you may write.

•                                          Dividends and distributions will continue to be paid up to the day the check is presented for payment.

•                                          You may not close your Money Market Fund account by writing a check.

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Policies Concerning Your Account and Transactions

Transaction Policies

Charges and fees

The Funds are no-load funds. There is no sales charge when you buy shares. There are no deferred sales charges or redemption fees when you sell shares, nor any charges on additional purchases or reinvested dividends.

The only costs associated with the Funds are those described earlier in the Fund Expenses section, and certain incidental fees associated with specific services or accounts. These fees include:

•                                          A $10 annual maintenance fee (per fund) for each IRA and Coverdell Education Savings Account.

•                                          A $5 fee for each wire we send for you (we do not charge to receive a wire).

General policies about transactions

•                                          Any order to buy, exchange, or sell shares must be complete and in good order for a Fund to act on it.

•                                          If your account has more than one account owner or person authorized to make transactions for the account, we will accept telephone or online instructions from any of them.

•                                          Any order request received after a Fund’s close of business is considered to have been received on the next business day.

•                                          We do not accept requests to hold a transaction for a future date.

•                                          If you invest in a Fund through an intermediary (such as a personal financial adviser), the intermediary may have different policies and fees. We suggest you read all materials from the intermediary carefully to understand the policies and fees that may apply.

•                                          We do not pay interest on uncashed checks. You should cash distribution checks promptly.

•                                          Wires cannot be sent on days when the Federal Reserve is closed (even if the Funds are open for business). This includes Columbus Day and Veteran’s Day. Wire orders to buy or sell shares that are placed on such days will be processed on the next day that both the Funds and the Federal Reserve are open.

•                                          If you have difficulty contacting us by phone or on line, we suggest that you send your signed transaction request by regular mail or overnight delivery. Use the appropriate address found on page 25.

Policies about buying shares

•                                          When opening new accounts, we accept ONLY electronic transfers and checks in U.S. dollars, drawn on U.S. banks.

•                                          Sorry, but we DO NOT accept:

•                                          starter checks

•                                          cash or cash equivalents

•                                          cashier’s checks

•                                          travelers checks

•                                          money orders

•                                          credit or debit cards

•                                          third party checks
(except for IRA rollover checks)

•                                          You cannot use a business check to buy shares for a non-business account.

•                                          If you buy shares by check or electronic transfer, we may delay the payment of redemption proceeds for up to 15 days. This is due to the need for these transactions to clear through the banking system.

•                                          We reserve the right to reject any offer to buy shares if we believe that doing so is in the best interests of a Fund’s shareholders.

Policies about exchanging and selling shares

•                                          Proceeds from selling shares can be sent by check to the address of record, or by wire transfer or electronic transfer, if these methods of transfer have already been established on your account. You may also set up a systematic withdrawal if you would like to receive a regular, periodic payment.

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•                                          By signing up for “electronic transactions,” you have a choice as to how your money is sent to your bank account, either as an electronic transfer or wire transfer. With a wire transfer, the money is received by your bank as “good funds,” but you may incur additional charges. With an electronic transfer, there may be a delay in the accessibility of your funds, but there are no additional charges.

•                                          We may take up to seven days to send your sale proceeds.

•                                          To receive proceeds by wire transfer or electronic transfer, you must have established this feature on your account before initiating the redemption.

Transactions that require a Medallion Signature Guarantee

A medallion signature guarantee provides you and the Funds with an additional level of protection against the possibility of fraud on your account. We require a medallion signature guarantee in the following circumstances:

•                                          Orders to sell more than $50,000 worth of shares.

•                                          When you want the sale proceeds sent to an address or bank that is not the address or bank of record for the account, or that has been the address or bank of record for less than 30 days.

•                                          When you want the sale proceeds made payable to someone other than to whom the account is registered.

•                                          When you want to receive the sale proceeds by wire transfer or electronic transfer, but this account privilege has not been activated in advance of your sell order.

•                                          When you want to receive the sale proceeds by wire transfer or electronic transfer into an account that is not listed as the account of record for transfers.

You can get a medallion signature guarantee from a financial institution, broker, dealer or clearing agency that is a participant in any of these programs:

•                                          Securities Transfer Agents Medallion Program

•                                          Stock Exchanges Medallion Program

•                                          New York Stock Exchange Medallion Signature Program

You cannot get a medallion signature guarantee from a notary public.

Restrictions on excessive trading

Some investors engage in excessive trading called market timing where they try to predict future market directions and quickly buy and sell to capture short term profits. Others may simply buy and sell repeatedly over short periods of time, another form of excessive trading. The Board of Trustees of AARP Funds has adopted policies and procedures designed to address and monitor the excessive trading of Fund shares by shareholders. Given that the Money Market Fund is intended to serve as a liquid, short-term investment, these policies and procedures do not apply to the Money Market Fund.

Whatever its purpose, excessive trading is at odds with the mission of providing funds that meet the needs of investors with mid- to long-term investment goals. Excessive trading interferes with AARP Financial’s ability to manage the Funds efficiently, and would increase costs to all investors.

Do not invest in a Fund if you intend to engage in excessive trading or market timing. AARP Funds do not accommodate excessive trading. Although AARP Funds cannot guarantee that they will prevent excessive trading in all circumstances, they do take precautions to detect and discourage it.

Such precautions include monitoring large trades and “round trip” trades in Funds other than the Money Market Fund, which are purchases followed by redemptions or exchanges. If we detect inappropriate or excessive trading, we may take any of the following steps:

•                                          Warning shareholders that such behavior can no longer continue.

•                                          Restricting the use of convenient methods to submit redemption or exchange orders for shares (such as the internet or telephone redemption or exchange privilege).

•                                          Limiting trading in accounts to redemptions.

The Funds reserve the right to reject or restrict, without prior notice, any offer to buy or exchange shares or to use any redemption or exchange privilege,

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such as the internet or telephone exchange privilege. Although the Funds will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonable to do so, the suspension or termination may be effective immediately, preventing any uncompleted exchange.

It may be difficult to monitor for excessive trading within omnibus accounts. These are accounts that an intermediary holds on behalf of multiple, individual clients. All the individual orders are merged into a small number of orders, so the trading activity of those individuals is not immediately apparent to the Funds.

The Funds may address potential excessive trading in an omnibus account by taking actions such as treating the omnibus account as a single investor or entering into an agreement with the intermediary requiring the intermediary to provide information on underlying transactional activity upon request. The Funds periodically may request that the intermediary provide the information on transactional activity to assess whether there is excessive trading in the omnibus account and, if warranted, instruct the intermediary to take appropriate action against individual clients engaged in excessive trading. While these actions may help address excessive trading in omnibus accounts, there is no assurance that such efforts will be successful in eliminating such activities.

Share Price Policies

How a Fund’s share price is calculated

The price at which you buy or sell shares is called the net asset value per share (NAV). Each Fund’s NAV is calculated every business day as of the close of regular trading on the New York Stock Exchange (NYSE) — normally 4:00 p.m. Eastern time, but sometimes earlier. Each Fund’s NAV is calculated this way:

Net assets

(meaning total assets minus liabilities)	= NAV
Number of shares outstanding

To the extent that a Fund’s assets consist of investments in Underlying Funds, the Fund will calculate its share price using the NAV of each applicable Underlying Fund in calculating its own NAV.

The Underlying Funds (other than the Underlying Money Market Fund) calculate their share price using the same formula as the Funds. Bonds held in the Underlying Funds generally are valued using quotes from bond dealers or bond pricing services. Stocks held in an Underlying Fund generally are valued at their market price on the primary exchange where they are traded.

If the price for a specific bond or stock held by an Underlying Fund is not readily available, the Underlying Fund will determine a fair value, using a method approved by the Board of Trustees of the Underlying Fund. For example, an Underlying Fund might need to determine the fair value of an investment if something that would affect market pricing occurs after trading is closed for the day, but before 4:00 p.m. Eastern time, when NAV is calculated. This occurs most frequently with international stocks, which may trade on exchanges that close many hours earlier.

When an Underlying Fund uses the fair value method, it is possible that the price the Underlying Fund uses for a specific bond or stock may differ from the market price or quote, when it is next available. It is also possible that a Fund’s NAV may differ from the NAV that would be calculated if the Underlying Fund had used the last reported price for the particular stock or bond. Since fair valuation is a judgment, there can be no assurance that the value given a particular security is accurate.

The Underlying Money Market Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The effect of timing on share prices

On any business day, if a Fund receives your request to buy, exchange, or sell shares before closing time on the NYSE, the Fund will use that day’s NAV as the price for your transaction. If a Fund receives your request after closing time, the Fund will use the next business day’s NAV for your transaction.

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Any time we require additional information before we can complete a transaction you requested, we will use the NAV as of the business day we receive the required information for your transaction.

General Business Policies

Types of investors

In general, shares of the Funds are available for sale only in the U.S. and its territories, and only to U.S. residents that have a social security number. However, there are some exceptions — for example, shares can be sold to members of the U.S. military based outside the United States.

Verifying your identity

Under the USA PATRIOT Act and its implementing regulations, all financial institutions must obtain, verify, and record information that identifies each person who applies to open an account. When you open an account to invest in a Fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it, we may not accept your application and will return your initial investment.

After your account is established, a Fund is required to take steps to verify your identity. These actions may include checking your information against various databases. If a Fund is unable to verify your identity from the information you provide, you may be restricted from making purchases, transferring shares, or your account may be closed and the proceeds sent to you. If the account is closed and the proceeds are sent to you, you will receive the next available share price. As a result, your proceeds may be more or less than the amount you paid for your shares and the sale may be a taxable transaction.

Automatic Investment Program

This program lets you set up regular, automatic investments in the Fund(s) of your choice. It can be used on any type of Fund account. The money for the investments can come from your bank account or your paycheck.

Note that if two scheduled investments in a row are denied because of insufficient funds, we may cancel your Automatic Investment Program.

The Funds’ business days

Each Fund is open for business every day the NYSE is open for business. This is normally Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund may suspend redemptions or postpone payment dates on any other day when the New York Stock Exchange is closed or when its trading is restricted, or as otherwise permitted by the SEC.

Reporting of Fund turnover rates

All mutual funds (except money market funds) are required to report their turnover rate, which is simply the portion of a fund’s investments that were bought and sold in one year. For example, if a fund holds 50 bonds and 40 of them are sold within the year to buy new bonds, the turnover rate is 80%.

To the extent that a Fund invests primarily in Underlying Funds rather than directly in securities, its turnover rate is not really meaningful (since most of the active trading of securities occurs within the Underlying Fund). AARP Financial anticipates that each Fund will have a turnover rate of less than 100%.

A higher turnover rate (over 100%) usually means higher costs for a fund for two reasons:

•                                          The fund incurs expenses for buying and selling, which are shared by all investors in the fund.

•                                          It’s more likely that the fund is generating capital gains, on which investors are liable for tax.

Except for the Money Market Fund, the Funds’ commitment to the indexing investment strategy means that the Underlying Funds other than the Underlying Money Market Fund generally invest for the long term, selling and buying investments only to adjust to changes in the target indexes.

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Reporting of Fund holdings

All mutual funds (including the Underlying Funds) must report their holdings within 60 days of the end of each calendar quarter. The holdings of each Fund are available at www.aarpfunds.com after the Funds have filed the required information with the SEC.

Please consult the Funds’ Statements of Additional Information for more information on how we handle the disclosure of portfolio holdings.

Precautions against fraud

For your security, the Funds take precautions to help ensure that all orders received are from a person authorized to make transactions on the account, whether those orders are placed in writing, by telephone, on line, or through the Automated Response System. For instance, callers must verify personal identification information, and calls may be recorded.

The Funds are not responsible for fraud if they has taken reasonable precautions. The only way to be certain you are protecting your account from fraudulent telephone orders is to decline telephone privileges on your account application. If you make transactions on line, be sure to safeguard your user name and password, and use security programs to protect your computer.

Our right to change policies

Except as noted in this prospectus and its accompanying Statements of Additional Information, each Fund has the right to change any of its investment objectives, investment strategies, or restrictions (as well as any other policies) without shareholder approval or prior notice.

AARP Funds may also change account requirements as follows, without prior notice to shareholders, when it believes it is in the best interest of a Fund.

•                                          Add, change, or discontinue conditions for account service, account privileges, or buying shares.

•                                          Accept initial investment by telephone.

•                                          Freeze an account when there is a dispute between account owners, or when a Fund believes a transaction is fraudulent.

•                                          Redeem an account (sell all its shares) without the owners’ permission when a Fund believes there has been fraudulent or illegal activity.

•                                          Change and introduce any fees.

These changes may affect all investors of a Fund, or only certain groups.

32

Distributions and Taxes

About mutual fund distributions

Mutual funds earn current income as dividends and interest from the securities they hold. They may also realize capital gains if they sell securities at a price higher than they originally paid for them. Each Fund will distribute its income and net capital gains to investors who, in turn, will pay any required taxes on the distributions they receive.

Timing of distributions

Each Fund generally pays capital gains distributions (if any) in December. The amount may vary considerably from year to year based on normal investment activity. Each Fund generally pays income distributions (if any) as follows:

•                                          AARP Aggressive Fund and AARP Moderate Fund: June and December

•                                          AARP Conservative Fund: March, June, September, and December

•                                          AARP Income Fund: monthly

•                                          AARP Money Market Fund: declared daily, paid as of the last business day of each month

Options for receiving distributions

You may tell us to pay your distributions in cash or to invest them automatically in more shares of the same Fund (known as dividend reinvestment). Either way, you are liable for tax on them. If you do not tell us how you want your distributions paid, your distributions will be reinvested.

If we mail a distribution check to your address of record and it is returned to us because of an invalid address, we will automatically reinvest all future distributions until you provide us with the correct address.

Tax consequences of distributions

Please consult your tax advisor for detailed information on the tax consequences of investing in a Fund, including the following issues:

•                                          Your tax consequences differ depending on whether you have invested through a regular account or through a tax-deferred IRA.

•                                          Depending on how long a Fund holds securities before selling them, its distributions will be classified as either short-term or long-term capital gains or losses. Distributions from net short-term capital gains will generally be taxed as ordinary income. Because different tax rates apply, the Funds will supply information on whether distributions are treated as ordinary income or long-term capital gains for tax purposes.

•                                          No matter how long you have held shares in a Fund, you will receive distributions when they are paid and you will be liable for taxes on them. For shares that are not in an IRA or other tax-deferred account, it is generally wise not to buy shares shortly before a distribution is paid. By waiting until just after the distribution is paid, you will reduce your tax burden for that year.

Tax consequences of exchanging or selling shares

Just as a Fund realizes capital gains when securities are sold at a higher price than originally paid, you may realize a capital gain on your own transactions. That is, if you sell or exchange shares of a Fund at a higher price than you paid, you will owe taxes on the resulting capital gain. Of course, the reverse is true as well: if you sell or exchange shares at a loss, you may deduct the loss on your tax return, subject to certain limitations under the tax laws.

Be aware that state and local taxes may apply, as well as federal income tax.

Backup withholding

You must certify that you have provided the Funds with your correct Social Security or tax identification number, and that you are not subject to backup withholding. If you do not provide this information and certify that it is correct, we are required by law to withhold 28% of all taxable distributions, sales, and exchanges from your account.

33

Glossary

General Investment Terms

Asset-backed security A security of an issuer that pools loans, such as credit card, auto, or home equity loans. Principal and interest payments are collected and passed through to investors.

Bonds Investments that pay interest (often a fixed amount) to investors. Typical issuers includes corporations, federal or state governments, and entities sponsored or associated with government. Essentially, bondholders have an IOU from the issuer, but no corporate ownership privileges, as stockholders do. Bonds are also called debt or fixed-income securities.

Commercial paper A debt instrument issued by a corporation (typically to meet its short-term financial needs) that normally must be paid back within 270 days.

Current income Money paid out to investors, such as bond interest.

Derivative In general, a financial contract whose value is based on a traditional security (such as a stock or bond), on an index, or on the difference between two or more securities or indexes.

Dividends Money paid by a mutual fund or by a stock-issuing company to the investors who own shares of the fund or of the company’s stock. Stock dividends are generated by the issuing company’s business operations. Mutual fund dividends are generated by interest or dividends the fund receives from investments it owns.

Dividend reinvestment Using your dividends to buy additional shares of the investment paying the dividend, instead of taking the money as a cash payment.

Emerging market A country whose stock and bond markets are still developing, such as many countries in Asia, Latin America, Eastern Europe, and Africa.

Fair value A reasonable price for a security that buyers and sellers would accept in the market where the security usually trades.

Good order A purchase, exchange or redemption order is in “good order” when a fund, or its agent, receives all required information, including properly completed and signed documents.

Growth of capital With mutual funds, the growth in value of an investment through an increase in a fund’s share price, which is based in turn on a net increase in the value of the fund’s holdings.

Indexing A style of investing that tries to match as closely as possible the returns of an index by investing in all — or a sample of — the securities in an index. An index is a group of securities representing a stock or bond market or a portion of it. But keep in mind, since an index is merely a list of securities, its returns don’t reflect the real world costs of buying and selling securities and managing an index fund.

Interest Money paid by a bond issuer to investors who, in effect, loaned the issuer money by buying its bonds.

Market price The last reported price of a security on the market where it is bought and sold.

Medallion signature guarantee A stamp or seal from an approved financial institution that guarantees that your signature is authentic. See also page 29.

Money market instruments Short-term, liquid investments that usually mature within 13 months. Examples of money market instruments are U.S. Treasury bills, bank certificates of deposit, repurchase agreements, commercial paper, and bankers’ acceptances.

Mortgage-backed security A security of an issuer that pools mortgages. Principal and interest payments on the mortgages are collected and passed through to investors.

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Net asset value per share (NAV) The price of a single share of a mutual fund.

Omnibus account A single account held by an investment professional on behalf of many investors.

Preservation of capital The preservation of the value of an investor’s investment.

Real estate investment trust (REIT) A security that is issued by a company that invests in real estate (either by owning property directly or through mortgages) and that trades on a stock exchange.

Rebalance To maintain a target mix of stocks, bonds, and other assets. Without rebalancing, the actual mix would tend to drift further and further away from the target mix, owing to different performance on the part of each asset class.

SEC The Securities and Exchange Commission, the regulator for federal securities laws, such as the Securities Act of 1933 and the Investment Company Act of 1940.

Share price See “Net asset value.”

Small company stock Generally, stock in a company whose total market value is between $250 million and $1 billion.

Stocks Investments that represent a share of ownership in a company. Stocks are traded on markets or exchanges where their prices can go up or down in response to supply and demand. Some stocks also pay dividends.

Total return The total gain or loss of a mutual fund, including all dividends, interest and capital gains. It is expressed as a percentage of the original investment, and reflects the reinvestment of dividends and interest.

Tracking error The difference between the performance of an index fund and the index it tries to match.

Yield The amount of income (meaning interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

Prospectus-Specific Terms

Fund, Funds One, some, or all five of the mutual funds offered in this prospectus, each of which is a series of AARP Funds, a registered investment company.

SSgA FM SSgA Funds Management, Inc.

Underlying Bond Fund The U.S. Bond Market Portfolio.

Underlying Funds The U.S. Bond Market Portfolio, the U.S. Stock Market Portfolio, and the International Stock Market Portfolio, each a series of AARP Portfolios, and the State Street Money Market Portfolio, a series of the State Street Master Funds. AARP Portfolios and State Street Master Funds are each a separately registered investment company. Other Underlying Funds may be offered in the future.

Underlying International Fund The International Stock Market Portfolio.

Underlying Money Fund The State Street Money Market Portfolio.

Underlying Stock Market Fund The U.S. Stock Market Portfolio.

35

Notes

For More Information

To learn more about the Funds, request free copies of these documents:

Annual and semi-annual reports

Each report includes financial statements and discusses the market conditions and investment strategies that significantly affected each Fund’s performance (other than the Money Market Fund).

Statements of Additional Information (SAI)

The SAI provides more detailed information about the Funds, such as the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund, as well as more information on how we handle the disclosure of portfolio holdings. The Fund’s annual and semi-annual reports to shareholders and the SAI are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the latest annual or semi-annual report to shareholders, the SAI, or other information about the Fund or your account, please contact us:

By phone	By regular mail
(800) 958-6457	AARP Funds
P.O. Box 8035
By email	Boston, MA 02266-8035
info@aarpfunds.com

On line	By overnight mail
www.aarpfunds.com	AARP Funds
c/o BFDS
30 Dan Road
Canton, MA 02021

You can also review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. (call the SEC at (202) 551-8090 for more information). Reports and other information about the Funds are also available in the SEC’s EDGAR Database at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following:

By email publicinfo@sec.gov

By regular or overnight mail

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Investment Company File No. 811-21825 ARP-PR-007-0207

Privacy Policy Notice

This privacy policy notice summarizes how AARP Financial (we or us) plans to protect our customers’ (you) nonpublic personal information (Information).

Our commitment to safeguarding your privacy

We value the trust of our customers and continue to recognize the importance of holding your Information as confidential.

We will do our best to use your Information responsibly in order to protect you from fraud, and comply with legal obligations.

We will require companies with which we do business to use any Information we provide appropriately and to safeguard the confidentiality of such Information.

We collect the following categories of Information about you

We collect Information about you from the following sources:

•                                          Information we receive from you on applications or other forms, on our web site or through other means;

•                                          Information we receive from your transactions, correspondence and other communications with us; and

•                                          Information we receive from you in connection with providing you a financial product or service.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former shareholder to anyone, except as required or permitted by law. Information may be shared within AARP Financial Incorporated and its affiliates, AARP and AARP Services, Inc. We may disclose Information about you or any former customer to the following types of third parties:

•                                          financial service providers that assist us in maintaining or servicing your accounts, such as securities broker/dealers, the distributor of any funds for which AARP Financial Incorporated provides investment advisory services, and the transfer agent;

•                                          nonfinancial companies, such as service providers that fulfill information requests; and

•                                          others, such as joint account holders and those with whom you have consented to our sharing your Information.

We may also disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements, except as otherwise prohibited by federal or state law. We may disclose all of the Information we collect to nonaffiliated third parties that provide administrative and other services on our behalf, such as, among others, printing, mailing and other services that are typically provided to funds.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information. We will protect against anticipated threats or hazards to the security of the Information we receive from a consumer reporting agency, as well as against unauthorized use of this Information. When disposing of any Information, we will take reasonable measures to protect against unauthorized access or use of the Information.

Investors purchasing or owning interests through their bank, broker or other financial institution should consult that financial institution’s privacy policies.

NOT PART OF THE PROSPECTUS

Shareholder Services

How we communicate with you

We send out several types of regular communications to keep you informed about your investment:

•                                          Transaction confirmations to verify your purchases or sales.

•                                          Quarterly and annual account statements that recap all activity for the period, so you can monitor your investments.

•                                          Annual and semi-annual reports.

Note that if you have more than one account with the same address, or share an address with other investors that have an account, we may send one copy of a prospectus, annual report, and other similar documents to that address. If you wish to receive more information on these “householding” policies, please call Shareholder Services.

How you can communicate with us

We’re available in whatever way you find most convenient: on line, by phone, and mail.

Service is available 24 hours, 7 days a week, at our internet site and through our telephone Automated Response System. Both can provide a wealth of information and can process most routine requests.

If you want to talk with someone who can help you decide if a Fund is right for you, you can speak with a courteous, knowledgeable representative from 8:00 a.m. to 6:00 p.m. Eastern time. For help with transactions or account-related inquiries, speak with a Shareholder Services representative.

How to reach us

By regular mail
AARP Funds
P.O. Box 8035
Boston, MA 02266-8035

By overnight mail

AARP Funds

c/o BFDS

30 Dan Road

Canton, MA 02021

•  Buy, sell or exchange shares

•  Change the name on your account

•  Add a seasonal mailing address

•  Add bank information to your account

•  Add or change an Automatic Investment Program

•  Add or change payroll deduction

On line

www.aarpfunds.com

•  Open an account

•  Get a prospectus or Fund report

•  Buy, sell or exchange shares

•  View your account balance and share price

•  Change your mailing address

•  Order duplicate statements or receive tax form information

•  Download account service forms

•  Change Automatic and Systematic Investment Programs

By email

info@aarpfunds.com

By phone

(800) 958-6457

AARP Financial Center representatives

•  Speak with representatives who can help you identify your goals, determine if you’re on track, and decide if a Fund is right for you.

Shareholder Services representatives or our 24-hour Automated Response System

•  Receive account information and service (representatives only)

•  Change your address of record (representatives only)

•  Exchange shares

•  Buy or sell shares by electronic transfer

•  Order duplicate statements

•  Check your account balance

ARP-PR-007-0207

©2007 AARP Financial	NOT PART OF THE PROSPECTUS

AARP FUNDS

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

This Statement of Additional Information – or “SAI”:

•                  provides more information about the AARP Conservative Fund, the AARP Moderate Fund and the AARP Aggressive Fund.  Throughout this document we will refer to them collectively as the “Funds” or the “AARP Funds” and individually as a “Fund”;

•                  has been filed with the Securities and Exchange Commission, or “SEC”;

•                  is not a prospectus;

•                  should be read with the prospectus for the Funds dated March 1, 2007 and any amendments to the prospectus (collectively, the “prospectus”); and

•                  is incorporated by reference, which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in any of the Funds.  A copy of the prospectus and the annual and semi-annual reports to shareholders of the Funds, when available, may be obtained free of charge by calling the Funds at 1-800-958-6457 or visiting www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor.

SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and three of its series or Funds:

•                  AARP Conservative Fund;

•                  AARP Moderate Fund; and

•                  AARP Aggressive Fund.

Each of the Funds invests in the following series of AARP Portfolios, a separately registered open-end management investment company.  Each Fund invests in varying percentages in these series of AARP Portfolios, referred to in this SAI as the “Portfolios”:

•                  U.S. Stock Market Portfolio;

•                  International Stock Market Portfolio; and

•                  U.S. Bond Market Portfolio.

This SAI and the prospectus are not an offer to sell shares of the Portfolios.

The Trust is supervised by a board of trustees, the “Board.”  The Board is responsible for representing the interests of the Funds and their shareholders.  The Board meets periodically throughout the year to oversee the Funds’ activities.  The Board consists of four “independent trustees” and one trustee who is affiliated with the investment adviser to the Funds.  Trustees who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended “Investment Company Act,” are called “independent trustees.”  Generally, a trustee qualifies as an independent if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Funds.

This SAI includes:

•                  biographical information regarding the trustees and executive officers of the Trust;

•                  descriptions of the responsibilities of the committees of the Board; and

•                  information about trustee compensation and share ownership.

The Trust, on behalf of the Funds, has engaged a variety of entities to provide services to the Funds.  The chart below includes:

•                  the identity of each service provider;

•                  the service provider’s address; and

•                  a brief description of the services provided to the Funds.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Adviser” Two Highwood Drive, 2nd Floor Tewksbury, MA 01876

Adviser to the Funds. The Adviser is responsible for overall management of the assets of each Fund, including the allocation of each Fund’s assets among the Portfolios and periodically rebalancing each Fund to its target mix.

SSgA Funds Management, Inc., “SSgA FM” or “Sub-Adviser” One Lincoln Street Boston, MA 02111-2900

Sub-Adviser to the Funds. The Sub-Adviser provides advice regarding asset allocation to AARP Financial for the Funds, rebalances the Funds under the direction of AARP Financial, and manages the day-to-day investment of the Portfolios’ assets.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Administrator” Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Funds. The Administrator undertakes numerous administrative functions for the Funds, including

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company, “Sub-Administrator” 2 Avenue DeLafayette, 4th Floor Boston MA 02111	Sub-Administrator for the Funds. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc., “Distributor” 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the Funds. The Distributor is responsible for the marketing and sales of the Funds’ shares.

State Street Bank and Trust Company, “Custodian” John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Funds’ assets. The Custodian is generally responsible for these activities:

•      safekeeping the assets of the Funds;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying Fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company, “Transfer Agent” One Lincoln Street Boston, MA 02111-2900

Transfer Agent for the Funds’ shares. The Transfer Agent generally undertakes these responsibilities:

•      maintaining the Funds’ shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the Funds’ shares; and

•      sending information to the Funds’ shareholders such as copies of prospectuses.

KPMG LLP 99 High Street Boston, MA 02110	KPMG LLP serves as the independent registered public accounting firm for the Funds.

MANAGEMENT OF THE TRUST

Trustees and Officers.  The table below includes information about the trustees and officers of the Trust, including their:

•                  business addresses;

•                  ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter C. Clapman c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 70	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	8	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Richard M. Reilly c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 68	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	8	Trustee, Allmerica Investment Trust (investment company) (1990 – November 2002); Trustee, Allmerica Securities Trust (1990 – November 2002).

Ellen B. Safir, CFA c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 62	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	8	None.

Lynn E. Turner c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 55	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	8	None.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

Larry C. Renfro(3) Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President	President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).	8	None.

(1)          Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)          The “Fund Complex” consists of the three Funds discussed in this SAI, two other series of the Trust, and three series of AARP Portfolios, which are not offered in this SAI.

(3)          Mr. Renfro is considered an interested trustee due to his position as President of AARP Financial.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Officers

Larry C. Renfro Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President

President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Richard Hisey, CFA Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 48	Treasurer

Chief Investment Officer, AARP Financial (May 2006 – present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002); various positions, Lexington Global Asset Managers, Inc. (1986-2000).

Marc Duffy 650 F Street, N.W. Washington, DC 20004 Age: 49	Secretary

Associate General Counsel, AARP Financial (August 2006-present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (1999-January 2004).

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Leilani Sanders Hall, CFA 650 F Street, N.W. Washington, DC 20004 Age: 55	Vice President and Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2005 – present); Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 – January 2002).

Nancy M. Smith 650 F Street, N.W. Washington, DC 20004 Age: 51	Vice President

Vice President, Investment Services, AARP Financial (October 2005 – present); Vice President, Investment Services, AARP Services, Inc. (August 2005 – October 2005); Self-Employed Consultant (February 2002 – July 2005); Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

Julie Tedesco State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 49	Assistant Secretary	Vice President and Senior Managing Counsel of State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 52	Assistant Treasurer	Vice President – Fund Administration of State Street Bank and Trust Company (1997 - present).

(1)          Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Mr. Reilly’s daughter is an associate of a law firm that has acted as legal counsel for an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM and/or for an officer of an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided legal advice to such entity and/or such officer during the two year period ended September 30, 2006.  However, Mr. Reilly’s daughter did not work on those matters. Billings for such matters for the two years ended September 30, 2006, have represented a very small percentage of the law firm’s total billings for that period.

Ms. Safir’s husband is a partner of a law firm that has acted as legal counsel for the Sub-Adviser or an entity that directly or indirectly controls, is controlled by or is under common control with the Sub-Adviser. That law firm provided general corporate, employment and prescription drug benefit advice to such entities during the two year period ended September 30, 2006. However, Ms. Safir’s husband did not work on those matters and billings for such matters for the two years ended September 30, 2006, have represented a very small percentage of the law firm’s total billings for that period.

Standing Committees of the Board. The Board currently has four standing committees: (1) an Audit Committee; (2) a Nominating and Governance Committee; (3) an Operations Committee; and (4) an Investment Management Oversight Committee. Currently, each independent trustee serves on the Audit Committee and the Nominating and Governance Committee and all of the Trustees serve on the Operations Committee and the Investment Management Oversight Committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The only Committee meetings held during the fiscal year ended June 30, 2006 were meetings of the Nominating and Governance Committee and the Audit Committee on March 19, 2006.

Audit Committee.  Mr. Turner serves as the Chairman of the Audit Committee.  The Audit Committee normally meets at least twice a year and, among other matters:

•                  oversees the accounting, auditing and financial reporting processes of the Funds;

•                  hires (and fires, if needed) the Funds’ independent registered public accounting firm;

•                  pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain affiliates of the Funds;

•                  reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•                  receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•                  considers all critical accounting policies and practices to be used by the Funds and any proposed alternative treatments; and

•                  investigates any improprieties or suspected improprieties in the operations of the Funds.

Nominating and Governance Committee.  Mr. Clapman serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee will meet periodically or as necessary in connection with any vacancy on or addition to the Board, and otherwise from time to time as it deems appropriate to perform its responsibilities.  The Nominating and Governance Committee, among other matters:

•                  reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•                  reviews and makes recommendations to the Board regarding independent trustee compensation;

•                  undertakes to coordinate and facilitate annual evaluations of the Board and Board committees and recommends improvements, as appropriate;

•                  reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Funds and overseeing the management of the Funds; and

•                  addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•                  identify and evaluate potential candidates to fill the vacancy;

•                  select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•                  recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate.  When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration.  Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice.  In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Funds’ web site at www.aarpfunds.com.

Operations Committee.  Mr. Reilly serves as the Chairman of the Operations Committee. The Operations Committee meets as it deems appropriate to perform its responsibilities and assists the Board by considering issues of importance to the efficient and orderly operations of the Trust. In carrying out this purpose, the Operations Committee, as it deems necessary or appropriate, considers operational issues regarding the Trust and the relationship between the Trust and its service providers. Examples of matters that may come within the purview of the Operations Committee include:

•                  review of periodic reports of the Trust’s Chief Compliance Officer concerning the compliance programs of the Trust and its service providers and other reports deemed useful to the Operations Committee in its oversight of the operation of the Trust;

•                  matters regarding the level and quality of the services provided to the Trust and its shareholders by service providers; and

•                  contingency plans established to ensure the continuity of the Trust and the necessary operations of the Trust’s service providers in the event of a natural disaster, act of terrorism or otherwise.

Investment Management Oversight Committee.  Ms. Safir serves as the Chairperson of the Investment Management Oversight Committee. The Investment Management Oversight Committee meets as it deems appropriate to perform its responsibilities and oversees and evaluates the nature and quality of the investment services provided to the Trust by its investment advisers. In carrying out this purpose, the Investment Management Oversight Committee, as it deems necessary and appropriate, oversees and evaluates:

•                  the nature, scope and sufficiency of the investment advisory services being provided to the Trust by its investment advisers;

•                  the adequacy of the investment and other relevant personnel of the investment advisers; and

•                  the investment performance of the Trust, including its adherence to its stated investment objectives, investment policies and strategies, yields, factors that materially affected the performance of the Trust during the period under review, comparisons of the performance of peer groups and relevant indices, performance rankings, portfolio composition and characteristics, portfolio turnover, and the execution of portfolio transactions.

Management Ownership of the Funds. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund Complex overseen by each trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter C. Clapman	AARP Aggressive Fund - $10,001-$50,000	$10,001-$50,000
Richard M. Reilly	AARP Moderate Fund - Over $100,000	Over $100,000
Ellen B. Safir	None	None
Lynn E. Turner	None	None
Interested Trustee
Larry C. Renfro *	AARP Aggressive Fund — Over $100,000	Over $100,000

*                 Larry C. Renfro became a trustee of the Trust on March 1, 2007.

As of February 16, 2007, the trustees and officers of the Trust, as a group, owned collectively approximately 10.5% of the outstanding shares of the AARP Aggressive Fund and less than 1% of outstanding shares of each of the other Funds.

Compensation of Board Members.  Independent trustees received the following compensation for their services to the Fund Complex prior to March 19, 2006:

Retainer	$40,000 per year
Attendance at In-Person Board Meetings	$1,000 per day
Attendance at Telephonic Board Meetings	$250 per meeting
Attendance at Committee Meetings	$1,000 per day

Commencing on March 19, 2006, the compensation of each independent trustee of the Fund Complex consists solely of an annual retainer of $40,000.

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings.  Interested trustees do not receive any compensation from the Funds for their service on the Board.

The following table summarizes the compensation for the trustees of the Trust, including committee fees, for the 12-month period ended June 30, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$16,125	N/A	N/A	$32,250
Richard M. Reilly(2)	10,500	N/A	N/A	21,000
Ellen B. Safir(2)	10,500	N/A	N/A	21,000
Lynn E. Turner	16,125	N/A	N/A	32,250
Interested Trustee
Dawn M. Sweeney(3)	0	N/A	N/A	0

(1)          The Funds (other than the AARP Money Market Fund and the AARP Income Fund) and the series of the AARP Portfolios commenced operations on January 1, 2006.  (The AARP Money Market Fund commenced operations on July 1, 2006 and the AARP Income Fund commenced operations on October 4, 2006.)  As of the date of this SAI, the Fund Complex consisted of the three Funds discussed in this SAI, two other series of the Trust, and three series of AARP Portfolios.

(2)          Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

(3)          Dawn M. Sweeney resigned from her position as trustee of the Trust effective March 1, 2007.  Larry C. Renfro was appointed as a trustee of the Trust to fill the vacancy created by Ms. Sweeney effective March 1, 2007.  Mr. Renfro has received no compensation from the Trust.

SERVICE PROVIDERS

This section provides information about the service providers to the Funds and the Portfolios.

Advisory Services

The Trust

Adviser for the Funds.  The Trust has hired AARP Financial to serve as investment adviser to each of the Funds.  The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the Funds.

Adviser	AARP Financial Incorporated
Agreement	Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, dated December 23, 2005, as amended “Advisory Agreement.”

Fees	For its services to each of the Funds, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.01% of the Fund’s average daily net assets.

The Advisory Agreement was approved by the Trust’s Board on October 14, 2005.  The Advisory Agreement provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Funds.  The Adviser’s responsibilities under the Advisory Agreement include:

•                  providing the Funds with ongoing investment guidance;

•                  providing policy direction to the Funds; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Funds, the primary responsibilities of the Adviser are to (1) consider and make decisions regarding how best to allocate the assets of the Funds among the Portfolios and (2) assure that the Funds remain invested in the Portfolios in the proportions specified in the prospectus for the Funds.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.  Pursuant to this authority, the Adviser has delegated to SSgA FM responsibility for (1) making recommendations to the Adviser as to how best to allocate the assets of the Funds among the three Portfolios and (2) periodically rebalancing the assets of the Funds in the Portfolios so that such assets match the target percentages specified in the prospectus for the Funds.  The Adviser pays all fees of SSgA FM from the fees it receives under the Advisory Agreement (unless the Adviser is waiving its advisory fee, in which case it pays out of its own resources).

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Funds.  The Adviser has agreed to waive its fees and/or reimburse expenses of the Funds and the Portfolios to the extent necessary to limit Total Annual Operating Expenses of the Funds and the Portfolios combined (excluding interest, taxes, and extraordinary expenses) to the following average daily net assets of each Fund through November 1, 2007:

AARP Conservative Fund	0.50%
AARP Moderate Fund	0.50%
AARP Aggressive Fund	0.50%

The following table sets forth the fees paid by each Fund pursuant to the Advisory Agreement and the amounts the Adviser contractually waived/reimbursed each Fund for the fiscal year ended June 30, 2006:

Funds	Advisory Fees(1)	Fees Waived/Reimbursed
AARP Conservative Fund	$148	$167,401
AARP Moderate Fund	$280	$196,371
AARP Aggressive Fund	$161	$184,865

AARP Financial is a wholly owned taxable subsidiary of AARP Services, Inc., which is a wholly owned taxable subsidiary of AARP.  AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States.  Founded in 1958, AARP delivers

(1) From the commencement of operations (January 1, 2006) through June 30, 2006.

information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose.  AARP Financial is a recently formed entity with limited experience as an investment adviser.

Sub-Adviser for the Funds.  The Sub-Adviser is not an affiliate of the Trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the Funds and the Portfolios.

Sub-Adviser	SSgA Funds Management, Inc.
Agreement	Investment Sub-Advisory Agreement among the Trust, the Sub-Adviser and the Adviser, dated December 30, 2005, as amended “Sub-Advisory Agreement.”
Fees

For the Sub-Adviser’s services to each of the Funds, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month equal, to 0.005% of the Fund’s average daily net assets.

The Sub-Advisory Agreement was approved by the Trust’s Board on October 14, 2005.  The Sub-Advisory Agreement provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Funds.  The Sub-Adviser’s responsibilities under the Sub-Advisory Agreement include:

•                  providing the Funds with ongoing investment guidance;

•                  providing policy direction to the Funds; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Funds, the primary responsibilities of the Sub-Adviser are to (1) make recommendations to the Adviser as to how best to allocate the assets of the Funds among the three Portfolios and (2) periodically rebalance the assets of the Funds in the Portfolios so that such assets match the target percentages specified in the prospectus for the Funds.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the Trust and the Funds.

The Adviser pays all fees of the Sub-Adviser.  The table below sets forth the gross fees paid by the Adviser pursuant to the Sub-Advisory Agreement for the fiscal year ended June 30, 2006:

Sub-Advisory Fees(2)
Fiscal Year Ended June 30, 2006	$293

AARP Portfolios

Adviser for the Portfolios.  AARP Portfolios has hired the Adviser to serve as investment adviser to each of the Portfolios.  The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the Portfolios.

Adviser	AARP Financial Incorporated
Agreement	Investment Advisory Agreement between the Adviser and AARP Portfolios, on behalf of the Portfolios, dated December 20, 2005.

(2) From the commencement of operations (January 1, 2006) through June 30, 2006.

Fees

For its services to each of the Portfolios, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.05% of the Portfolios’ average daily net assets.

The advisory agreement for the Portfolios was approved by the board of trustees of AARP Portfolios on October 14, 2005. The advisory agreement for the Portfolios provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Portfolios.  The Adviser’s responsibilities under the advisory agreement for the Portfolios include:

•                  providing the Portfolios with ongoing investment guidance;

•                  providing policy direction to the Portfolios; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Portfolios’ investment objectives, principal investment strategies, policies and restrictions.

Under the advisory agreement for the Portfolios, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the advisory agreement.  Pursuant to this authority, the Adviser has delegated responsibility for the day-to-day management of the Portfolios’ assets to SSgA FM.  The Adviser pays all fees of SSgA FM from the fees it receives under the advisory agreement (unless the Adviser is waiving its advisory fee, in which case it pays out of its own resources).

The following table sets forth the gross fees paid by each Portfolio pursuant to the advisory agreement and the gross amounts the Adviser contractually waived/reimbursed each Fund for the fiscal year ended June 30, 2006:

Portfolios	Advisory Fees(3)	Fees Waived/Reimbursed(4)
U.S. Stock Market Portfolio	$4,901	$133,719
International Stock Market Portfolio	$4,123	$133,760
U.S. Bond Market Portfolio	$5,073	$95,281

The primary responsibility of the Adviser is to oversee, supervise and monitor the performance of SSgA FM.

Sub-Adviser for the Portfolios.  Given the Portfolios’ current structure, the Adviser’s responsibilities with respect to the Portfolios relate primarily to overseeing and monitoring the activities of the Sub-Adviser.  The Sub-Adviser currently is responsible for all aspects of the day-to-day management of the Portfolios’ assets.

Sub-Adviser	SSgA Funds Management, Inc.
Agreement	Investment Sub-Advisory Agreement among AARP Portfolios, the Sub-Adviser and the Adviser, dated December 30, 2005.
Fees

For the Sub-Adviser’s services to each of the Portfolios, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month, equal to 0.045% of the Portfolios’ average daily net assets up to $500 million, 0.025% of the Portfolios’ average daily net assets from $500 million to $5 billion, and 0.015% for excess average daily net assets over $5 billion.

(3)          From the commencement of operations (January 1, 2006) through June 30, 2006.

(4)          In addition to waiving its advisory fee, the Advisor may reimburse the Portfolios to the extent that the Portfolios’ expenses exceed the contractual fee cap.

The sub-advisory agreement for the Portfolios was approved by the board of trustees of AARP Portfolios on October 14, 2005.  The sub-advisory agreement for the Portfolios provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the Portfolios.  The Sub-Adviser’s responsibilities under the sub-advisory agreement for the Portfolios include:

•                  providing the Portfolios with ongoing investment guidance;

•                  providing policy direction to the Portfolios; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Portfolios’ investment objectives, principal investment strategies, policies and restrictions.

The Sub-Adviser provides the day-to-day portfolio management of the Portfolios.  The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the sub-advisory agreement for the Portfolios, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser and the Portfolios.

The Adviser pays all fees of the Sub-Adviser.  The following table sets forth the gross fees paid by the Adviser pursuant to the sub-advisory agreement for the fiscal year ended June 30, 2006:

Sub-Advisory Fees(5)
Fiscal Year Ended June 30, 2006	$12,795

Exemptive Relief.  The Trust, AARP Funds and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements.  Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the Funds and the Portfolios by one or more investment sub-advisers, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act.  However, there can be no assurance that the SEC will grant the exemptive relief.

Portfolio Management Teams.  The following employees of the Adviser and Sub-Adviser make up the portfolio management team for the Funds.

Richard Hisey, CFA

Mr. Hisey, an employee of AARP Financial, serves as a Portfolio Manager for the Funds.  In his capacity as Portfolio Manager, Mr. Hisey is responsible for implementing the Funds’ overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the Funds based upon the advice of SSgA FM and overseeing and monitoring the activities of SSgA FM, the Funds and the Portfolios’ investment sub-adviser.  Mr. Hisey is Chief Investment Officer for AARP Financial and also serves as Treasurer of AARP Funds.  Most recently, he served as Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on early-stage investments in Russia.  Previously, he was with MFS Investment Management, serving as the Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds, and before that served as Senior Vice President of The Bank of New York.  He spent 15 years at Lexington Global Asset Managers, Inc. (now ING/Reliastar), where he served as the portfolio manager and investment strategist for an open-ended Russian equity mutual fund in the United States. Mr. Hisey received an MBA and a B.A. from the University of Connecticut.  He holds the Chartered Financial Analyst designation.

(5)          From the commencement of operations (January 1, 2006) through June 30, 2006.

SSgA FM’s portfolio management team for the Funds is led by Daniel Farley and includes Michael Lear, Michael O. Martel, and Eduardo A. Borges.  SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial, and is responsible for rebalancing the Funds under the direction of AARP Financial.

Daniel Farley, CFA

Mr. Farley is a Vice President of State Street Global Advisors, “SSgA,” and SSgA FM and the Head of SSgA’s U.S. Global Asset Allocation team. In this role, he is responsible for strategic/tactical asset allocation and overlay clients in the US. Prior to his current role, Mr. Farley was a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group.

Michael Lear

Mr. Lear is a Principal of SSgA and SSgA FM, and a Portfolio Manager on the Global Asset Allocation team. He is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to joining SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management. He has been working in the investment management field since 1997.

Michael O. Martel

Mr. Martel is a Vice President of SSgA and SSgA FM.  Mr. Martel is a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Masters degrees in both Finance and Business Administration from the Carroll School of Management at Boston College. He also holds a Series 3 license from the National Futures Association.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and a Principal of SSgA FM.  Mr. Borges is a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.  Mr. Borges earned a Master of Science in Finance from Suffolk University and a Bachelor of Science in Business Administration with a concentration in finance from the University of Massachusetts at Boston. He is a candidate for Level III of the Chartered Financial Analyst (CFA) program as well as a member of the CFA Institute and the Boston Security Analysts Society.

The following employees of the Sub-Adviser make up the portfolio management teams for the Portfolios.

U.S. Stock Market Portfolio

Theodore S. Janowsky

Mr. Janowsky is a Vice President of SSgA and SSgA FM. He is a Portfolio Manager within the Global Structured Products Group responsible for managing equity and derivative-based index portfolios and customized index separate accounts. Additionally, Mr. Janowsky is involved in research and process improvement projects. Prior to joining the Global Structured Products Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College.

James May, CFA

Mr. May is a Principal of SSgA and a Principal of SSgA FM.  Mr. May is a Senior Portfolio Manager in SSgA’s Global Structured Products Team.  Mr. May joined SSgA in 1991.  Prior to joining the Global Structured Products Group, Mr. May worked in the SSgA’s Passive U.S. Equity Operations department as a Senior Analyst.  As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and Provisional trades.  Mr. May also served on the Russell 1000 Advisory Committee at the New York Board of Trade.  He has been working in the investment management field since 1989 when he joined State Street Corporation’s Custody operation.  Mr. May holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation.  He is a member of the Boston Security Analysts Society and CFA Institute.

International Stock Market Portfolio

Theodore S. Janowsky

Mr. Janowsky is a Vice President of SSgA and SSgA FM. He is a Portfolio Manager within the Global Structured Products Group responsible for managing equity and derivative-based index portfolios and customized index separate accounts. Additionally, Mr. Janowsky is involved in research and process improvement projects. Prior to joining the Global Structured Products Group, he worked as an application developer in Investor Technology Services within State Street Corporation. He also worked as a business analyst in State Street’s London and Sydney offices. Mr. Janowsky holds a Bachelor of Science degree in Business Administration from Bucknell University and a MBA from the Carroll School of Graduate Management at Boston College.

Lynn Blake, CFA

Ms. Blake is a Managing Director of SSgA and SSgA FM. Ms. Blake is the head of Non-U.S. Markets in the Global Structured Products Group. She joined SSgA in 1987, and is currently responsible for overseeing the management of all non-U.S. equity index strategies as well as serving as portfolio manager for several non-U.S. equity index portfolios. In addition, she is responsible for new product development and research. Ms. Blake holds a Master of Business Administration degree in Finance from Northeastern University and a Bachelor of Science degree from the School of Management at Boston College. She also earned the Chartered Financial Analyst designation. In addition, she is a member of the Boston Security Analysts Society.

U. S. Bond Market Portfolio

John Kirby

Mr. Kirby is a Principal of SSgA and a Principal of SSgA FM.  He is head of SSgA’s Fixed Income Index Team.  He has managed the product since 1999 and portfolios within the group since 1997.  He has been working in the investment management field since 1983 and has more than 15 years of experience in the fixed income markets.  Prior to joining SSgA in 1995, Mr. Kirby was with Lowell Blake & Associates in Boston, where he was a Portfolio Manager, responsible for client relations and the firm’s fixed income investments.  Before this he was a portfolio manager/fixed income analyst with Shawmut Bank and asset/liability risk specialist at CambridgePort Savings.  Mr. Kirby holds a Bachelors Degree from Boston College and an MBA from the Sawyer School of Management at Suffolk University.  He served as a member of a municipal retirement board for ten years and currently serves on the SSgA Fiduciary Advisory Committee and is a member of the Lehman Brothers Index Advisory Council.

Michael J. Brunell

Mr. Brunell is a Principal of SSgA and a Principal of SSgA FM.  Mr. Brunell is a member of the Passive Fixed Income Team.  Previously, Mr. Brunell was responsible for managing the U.S. Bond Operation group.  He has been working in the investment management field since joining SSgA in 1997.  Prior to joining the Fixed Income group, Mr. Brunell spent 3 years in the Mutual Funds Custody division of State Street Corp working on the accounting side of various domestic and international equity and bond portfolios.  Mr. Brunell received a Bachelor of Science degree in Business Administration from Saint Michael’s College and an MSF from Boston College in May of 2004.  He is also a CFA Level II candidate.

Accounts Managed by the Portfolio Managers. The table below identifies, for each portfolio manager of the Funds, the number of accounts managed and the total assets in such accounts, within each of the following categories: (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts. The information in the table below is as of June 30, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	# of Accounts	Assets Billions($)	# of Accounts	Assets Billions($)	# of Accounts		Assets Billions($)
AARP Conservative Fund
Richard Hisey	3	$0.025	0	$0	0		$0
Daniel Farley*	6	0.40	21	5.17	471	**	181.29
Michael Lear*	6	0.40	21	5.17	471	**	181.29
Michael O. Martel*	6	0.40	21	5.17	471	**	181.29
Eduardo A. Borges*	6	0.40	21	5.17	471	**	181.29

AARP Moderate Fund
Richard Hisey	3	$0.025	0	$0	0		$0
Daniel Farley*	6	0.40	21	5.17	471	**	181.29
Michael Lear*	6	0.40	21	5.17	471	**	181.29
Michael O. Martel*	6	0.40	21	5.17	471	**	181.29
Eduardo A. Borges*	6	0.40	21	5.17	471	**	181.29

AARP Aggressive Fund
Richard Hisey	3	$0.025	0	$0	0		$0
Daniel Farley*	6	0.40	21	5.17	471	**	181.29
Michael Lear*	6	0.40	21	5.17	471	**	181.29
Michael O. Martel*	6	0.40	21	5.17	471	**	181.29
Eduardo A. Borges*	6	0.40	21	5.17	471	**	181.29

*This table refers to accounts managed by the portfolio managers on behalf of SSgA, which is comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**The advisory fee for two of these other accounts is based upon performance. Assets under management in those performance-based other accounts total $1.21 billion.

Portfolio Management Team Compensation.  The compensation of the Adviser’s investment professionals consists of a base salary and an annual performance bonus determined by a combination of individual performance and the success of AARP in meeting its organizational goals.  Employees also participate in AARP’s defined benefit plan and are eligible to participate in the defined contribution plan.  Periodically, AARP human resources on behalf of the Adviser will evaluate compensation to compare it with other firms in the industry to ensure that compensation levels are competitive.

The compensation of the Sub-Adviser’s investment professionals is based on a number of factors.  The first factor considered is the external market.  Through an extensive compensation survey process, the Sub-Adviser seeks to understand what its competitors are paying people to perform similar roles.  This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity).  The second factor taken into consideration is the size of the pool available for this compensation.  The Sub-Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Sub-Adviser.  The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining equity allocations.

Portfolio Management Conflicts of Interest.  A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolio he or she manages.  Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund or Portfolio he or she manages.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities.  This conflict may be heightened if an account is subject to a performance-based fee.  Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts.  His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.  AARP Financial and SSgA FM have adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Portfolio Management Team Fund Ownership.  For the fiscal year ended June 30, 2006, the portfolio managers for the Funds and the Portfolios did not own any equity securities in the Funds.

Administration Services

Administrator.  In addition to serving as the Adviser to the Funds and the Portfolios, AARP Financial also serves as the Administrator to the Funds and the Portfolios.  Under the Administration Agreement, the Administrator provides the Funds with general administrative duties associated with the day-to-day operations of the Funds, and monitors and coordinates the activities of the other service providers of the Funds.

Administrator	AARP Financial Incorporated
Agreements

Administration Agreements between the Administrator and the Trust, on behalf of the Funds, and AARP Portfolios, on behalf of the Portfolios, each dated December 30, 2005, as amended “Administration Agreements.”

Fees

For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035% of the Funds’ average daily net assets and 0.035% of the Portfolios’ average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Funds’ and the Portfolios’ net asset value “NAV,” assists in the preparation of financial and tax reports, monitors and tests of portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Funds and the Portfolios.  The Administrator will also perform such other services for the Funds and the Portfolios that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

The following table sets forth the gross fees paid by each Fund pursuant to the Administration Agreement for the fiscal year ended June 30, 2006:

Funds	Fees(6)
AARP Conservative Fund	$518
AARP Moderate Fund	$979
AARP Aggressive Fund	$562

Sub-Administrator.  Under the Sub-Administration Agreements, the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company
Agreements

Sub-Administration Agreements between the Administrator and the Sub-Administrator, with respect to the Funds and the Portfolios, each dated December 30, 2005, as amended “Sub-Administration Agreements.”

The duties undertaken by the Sub-Administrator include:

•                  providing fund accounting functions, including overseeing the computation of the Funds’ and the Portfolios’ net asset value;

•                  assisting in the preparation of financial and tax reports;

(6)          From the commencement of operations (January 1, 2006) through June 30, 2006.

•                  ongoing monitoring and testing of portfolio compliance; and

•                  oversight and review of regulatory affairs and corporate governance.

Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Funds to the Administrator, as stated in the Sub-Administration Agreement.

Distribution Services

Distributor.  Under the Distribution Agreement, the Distributor, as agent for the Funds, sells shares of the Funds on a continuous basis.

Distributor	ALPS Distributors, Inc.
Agreement	Distribution Agreement between the Distributor and the Trust, on behalf of the Funds, dated December 23, 2005, as amended “Distribution Agreement.”
Fees	Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Funds, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements.  The Trust has adopted a Distribution and Shareholder Services Plan “Rule 12b-1 Plan” in accordance with Rule 12b-1 under the Investment Company Act with respect to each of the Funds.  Under the Rule 12b-1 Plan, the Funds may use their assets to finance activities relating to the distribution of their shares and the provision of certain shareholder services.  Under the terms of the Rule 12b-1 Plan, the Funds may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Funds for these services.

For each Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of each Fund’s shares, including, but not limited to:

(a)                                expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of such Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)                               the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)                                the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)                               the preparation, printing and distribution of sales literature;

(e)                                expenditures for sales and distribution support services, including processing new account applications;

(f)                                  preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)                               travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

(h)                               the costs of administering the Rule 12b-1 Plan;

(i)                                   expenses of organizing and conducting sales seminars; and

(j)                                   retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December 23, 2005, as amended, to obtain use of the “AARP” name as part of the Funds’ names, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Funds to the public.  The Distributor uses a portion of the fees collected from the Funds under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Funds in this regard, which is paid to AARP on a tax free basis.  These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial under which AARP Financial provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan.  In particular, AARP Financial has agreed to assist the Distributor in its efforts to offer and sell the Funds’ shares by engaging in any combination of the following services:  (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Funds and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Services Agreement, the Distributor has agreed to compensate AARP Financial in an amount equal to approximately 0.14% annually of the Funds’ average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)                                aggregating and processing purchase and redemption orders;

(b)                               providing beneficial owners with statements showing their positions in the Funds;

(c)                                processing dividend payments;

(d)                               providing sub-accounting services for Fund shares held beneficially;

(e)                                forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)                                  receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to each Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Fund (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it “Independent Plan Trustees.”  The Rule 12b-1 Plan may not be amended with respect to any Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such Fund.  No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan.  The Rule 12b-1 Plan may be terminated at any time with respect to any Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such Fund.  As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Funds and their shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Funds to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

The following table sets forth the gross fees paid by each Fund under the Plan for the fiscal year ended June 30, 2006:

Funds of the Trust	Fees(7)
AARP Conservative Fund	$2,958
AARP Moderate Fund	$5,594
AARP Aggressive Fund	$3,210

EXPENSES

The Funds’ service providers bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations.  Expenses paid by each Fund include, but are not limited to:

•                  fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•                  fees and expenses of officers and the Board;

•                  taxes;

•                  interest;

•                  legal and auditing fees;

•                  brokerage fees and commissions;

•                  certain fees and expenses in registering and qualifying each fund and its shares for distribution under federal and state securities laws;

•                  expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•                  the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•                  fidelity bond and directors’ and officers’ liability insurance premiums;

•                  the expense of using independent pricing services; and

•                  other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust by or under the direction of the Board.  The Board determines how to apportion those expenses in a fair and equitable manner.  The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies.  Because the Funds invest substantially all of their assets in the Portfolios, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Portfolios.  Due to the inherent conflict of interest presented in that situation, the Funds will pass through any matters to be approved by shareholders of the Portfolios to the shareholders of

(7)          From the commencement of operations (January 1, 2006) through June 30, 2006.

the Funds.  The Adviser will then vote each Fund’s proxies on matters affecting the Portfolios in direct proportion to the votes received from shareholders of that Fund.  In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the Portfolio and 25% of the Fund’s proxies against the proposal.

As a general matter, the board of trustees of AARP Portfolios has delegated to the Adviser responsibility for voting the proxies of the companies held by the Portfolios according to guidelines established by the board of trustees of AARP Portfolios.  These policies and procedures seek to use proxy voting as a tool to promote positive returns for long-term shareholders.  The foundation of the proxy policies and procedures is that public companies that follow sound corporate governance practices which are responsive to shareholders will in the long run produce better investment returns than companies that do not follow such practices.

The Proxy Voting Policies and Procedures for the Trust and AARP Portfolios are attached as Appendix A to this SAI.  The Adviser has adopted the Proxy Voting Policies and Procedures of the Trust and AARP Portfolios.

No later than August 31st of each year, the Funds and the Portfolios are required to file with the SEC their proxy voting record for the 12-month period ending June 30 on Form N-PX.  An annual record of all proxy votes cast for the Funds and the Portfolios during the most recent 12 months or since the inception of the Funds or Portfolios, respectively, can be obtained without charge on the SEC’s web site at www.sec.gov.  The most recent Form N-PX for the Funds is also available without charge, upon request, by calling 1-800-958-6457 or visiting www.aarpfunds.com.

Code of Ethics.  The Adviser, Sub-Adviser, Distributor, the Trust and AARP Portfolios have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act.  The Trust’s and AARP Portfolios’ codes of ethics, by relying on the codes of the underlying service providers, permit personnel of the above-named service providers or officers of the Trust or AARP Portfolios, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Funds or the Portfolios.  Under the codes of ethics of the Adviser, the Sub-Adviser and Distributor, any of the Funds’ access persons covered by such codes of ethics must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Funds’ and Portfolios’ service providers or officers. In addition, the Adviser’s and Sub-Adviser’s codes of ethics establish standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.  There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s web site at http://www.sec.gov.

Portfolio Transactions and Brokerage.  Under the general supervision of the Board, the Adviser or the Sub-Adviser makes investment decisions for each of the Funds and Portfolios and oversees the placement of orders.

Each Fund invests all of its assets in the Portfolios.  Shares of the Portfolios are purchased or redeemed each day depending on the number of shares of the Funds purchased or redeemed on that day.  Shares of the Portfolios are available for purchase by the Funds at their net asset value “NAV” without any sales charges, transaction fees, or brokerage commissions being charged.

However, each Portfolio invests in securities that are purchased and sold in transactions with brokers or dealers that may charge a commission.  Because the transaction costs associated with these transactions and brokerage practices are indirectly borne by the Funds, a discussion of those practices is included below.

The Sub-Adviser selects broker-dealers to execute transactions on behalf of each of the Portfolios using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-Adviser considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

When an investment adviser or sub-adviser causes a fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, the fund may be considered to have paid “soft dollars” for the brokerage and research services provided by the broker-dealer.  The Board of Trustees of the Funds and the board of trustees of the Portfolios have adopted a policy that prohibits the Sub-Adviser from causing the Funds or the Portfolios to execute transactions with broker-dealers in order to generate soft dollar credits to pay for the brokerage and research services provided by the broker-dealer.  However, there will be occasions when the Sub-Adviser, in the exercise of its duty to seek best execution, determines that a broker-dealer that furnishes brokerage and research services for a higher commission than that which might be charged by another broker-dealer for effecting the same transaction will in fact provide the best execution available under the circumstances.  In that event, the Funds or the Portfolios may receive research that was not being considered by the Sub-Adviser as part of its efforts to seek best execution and part of the commission paid may be considered “soft dollars.”  Unsolicited research might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.  Shareholders of the Funds should understand that the unsolicited research provided by such brokers may or may not be useful to the Sub-Adviser in connection with the Sub-Adviser’s services to the Funds, the Portfolios or the Sub-Adviser’s other clients.  Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the advisory fees payable to the Adviser by the Portfolios or the sub-advisory fee payable to the Sub-Adviser by the Adviser.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, a Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Sub-Adviser will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use the Portfolios’ assets for soft-dollar arrangements.  SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Each of the Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Sub-Adviser believes such practice to be in the Portfolio’s best interests.

Investment decisions for each Portfolio and for other investment accounts managed by the Sub-Adviser are made independently of each other in the light of differing conditions.  However, the same investment decision may be made for two or more of such accounts.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Sub-Adviser believes to be equitable to each such account. Although the Sub-Adviser seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Portfolios or the size of the position obtained or sold by the Portfolios. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.  However, the Sub-Adviser must designate that Portfolio shares included in any aggregated trade may not be used to generate soft dollar credits.

The Portfolios will not purchase any securities while the Adviser or Sub-Adviser or any affiliated person (as defined in the Investment Company Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the Investment Company Act.

Under the Investment Company Act, the Adviser, the Sub-Adviser, the Distributor and their affiliates are prohibited from knowingly dealing with the Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Each Fund invests all of its assets in the Portfolios.  As such the Funds are not expected to pay any brokerage commissions as shares of the Portfolios are available for purchase by the Funds at their net asset value “NAV” without any sales charges, transaction fees, or brokerage commissions being charged.  For the fiscal year ended June 30, 2006, each Fund paid a nominal amount in brokerage commissions (less than $5.00).

Each of the Funds is required to identify the securities it holds of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parent companies as of the close of their most recent fiscal year and state the value of such holdings.  As of June 30, 2006, the Funds did not hold any such securities.

Turnover Rate.  The turnover rate of each Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year.

Significant changes in turnover rates from year to year may be due primarily to varying levels of purchase and redemption activity in a Funds’ shares in order to rebalance the Funds.

Disclosure of Portfolio Holdings.  The Funds and the Portfolios have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds and the Portfolios

“Disclosure Policy.”  The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Funds and the Portfolios, to prevent the selective disclosure of the information, and to ensure compliance by the Funds and the Portfolios with the federal securities laws, including the Investment Company Act.  The Funds, the Portfolios and their service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Funds or the Portfolios may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust or AARP Portfolio, as applicable.  This prohibition does not apply to information sharing with the Funds’ and Portfolios’ service providers, including advisers and sub-advisers to the Funds and Portfolios, independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds and the Portfolios.  These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds’ shares, third-party service providers other than the service providers identified on pages 2-3 of this SAI and counsel to the Funds identified under the heading “Other Information — Legal Counsel”, rating and ranking organizations and affiliated persons of the Funds and Portfolios.  However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

As a matter of regular course, the Funds and the Funds’ service providers have access to information regarding the holdings of each of the Portfolios on a daily basis.  However, the Funds’ and their service providers are restricted from disclosing such information except in accordance with the Disclosure Policy as it relates to the Portfolios.

The chief compliance officer of the Trust and AARP Portfolios is responsible for ensuring that the Funds and the Portfolios have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Funds’ and the Portfolios’ compliance with the Disclosure Policy.

Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust or AARP Portfolios upon determining that the exception is in the best interests of the Funds or the Portfolios, as applicable, and their shareholders.  The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the affected Funds or Portfolios at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ or the Portfolios’ shareholders on one hand and the Funds’ or the Portfolios’ investment adviser, sub-adviser or any affiliated person of the Funds or the Portfolios on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer.  If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

Quarterly Disclosures by the Portfolios. The Portfolios publicly disclose the complete schedule of each Portfolio’s holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC.  You may view a Portfolio’s complete schedule of portfolio holdings for the most recently completed quarter online at

www.aarpfunds.com, or obtain a copy of the schedule by calling the Portfolios at 1-800-958-6457.  Each Portfolio’s holdings are posted at www.aarpfunds.com after the Portfolios have filed the required information with the SEC.

The Portfolios file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Portfolios’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

In order to facilitate the review of the Portfolios by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, each Portfolio or AARP Portfolios may from time to time, to the extent permitted under applicable law, distribute non-public information regarding a Portfolio, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information.  Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Portfolios’ non-public information provided is the confidential property of the Portfolios and may not be used for any purpose except in connection with the provision of services to the Portfolios and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Portfolios, the recipient of the non-public information shall promptly return or destroy the information.  The Portfolios do not receive compensation or consideration in connection with the distribution of non-public portfolio information. In each instance listed in this paragraph, the disclosure of portfolio holdings of the Portfolios may be without any lag.

Quarterly Disclosures by the Funds. The Funds publicly disclose the complete schedule of each Fund’s holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC.  You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Funds at 1-800-958-6457.  Each Fund’s holdings are posted on the Funds’ Web site, www.aarpfunds.com, after the Funds have filed the required information with the SEC.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calculation of Net Asset Value.  The prospectus discusses the method the Funds use to calculate their NAV per share and the time when such calculations are made.  The Funds use the NAV per share of the Portfolios calculated by the Portfolios in order to price the Funds’ shares.  Included below is a description of the procedures used by the Portfolios in valuing their assets.  Equity securities traded on a national securities exchange, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there were no sales of such securities on the date of valuation, but where closing bid and asked prices for such day are available, then such securities may be valued, subject to approval by pricing committee of AARP Portfolios, which is made up of officers of the Trust and employees of the Adviser as designated from time to time by management of the Adviser and ratified by the Board, at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price “NOCP.” The NOCP will be calculated at 4:00:02 p.m. Eastern time on each business day as follows: (a) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (b) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower).  Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.  Bonds are valued at the evaluated bid prices.

In the event that market quotations, as described above, are not readily available for any security, the security may be valued using pricing services or broker-dealer quotations.  Each of the Portfolios may employ pricing services selected by the Adviser or Sub-Adviser, and approved by the Board, which may use generally accepted pricing methodologies.  This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used.  If a pricing service cannot provide a valuation for the security, the security may be valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers that are known to follow the issue.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by (a) the relevant exchange rate and (b) the conversion rate of the Depositary Receipt to one share of its underlying security.

If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS” traded securities the closing price will be the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant Portfolio’s NAV that is likely to materially affect the value of any foreign security held by the Portfolio (i.e., a “significant event”), the security will be valued by AARP Portfolios’ pricing committee, using pricing procedures that have been approved by the Board in order to determine the security’s fair value.  The procedures require the pricing committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Portfolio’s portfolio management team will not serve on the pricing committee in a voting capacity with respect to any pricing determination for that Portfolio.  The pricing committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values.  The pricing committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues.  Generally, two voting members of the pricing committee are required to approve a valuation determination or procedural change.  However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the pricing committee may act on behalf of the full pricing committee when the other members are not readily available to participate in the determination before the applicable deadline.  The pricing committee is required to report any fair valuations of the Portfolios’ securities to the board of trustees of the Portfolios as soon after it determines such a fair value price as is practicable.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

In addition to fair valuations made by the pricing committee with respect to significant events, restricted and illiquid securities and securities and assets for which a current market price is not readily available will be valued by the pricing committee at their fair value pursuant to pricing procedures adopted by the board of trustees of AARP Portfolios.

Minutes of all pricing committee meetings are provided to the board of trustees of AARP Portfolios at its next regularly scheduled meeting. The pricing committee, in its discretion, may request the input of the board of trustees of AARP Portfolios on any particular issue.

All cash, receivables and current payables are carried on each Portfolio’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the board of trustees of AARP Portfolios.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases.  As described in the prospectus, shares of the Funds may be purchased in a number of different ways.  An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary.  The Funds may authorize one or more financial service institutions to receive on their behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Funds.  To the extent permitted by law, a Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order.  Orders will be priced at a Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form.  The Funds consider purchase, exchange or redemption orders to be in “good form” when they receive all required information, including properly completed and signed documents.  Redemption proceeds are paid in cash.

The Funds may authorize one or more financial service institutions to receive redemption orders on their behalf.  Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Funds.  To the extent permitted by law, the Funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Involuntary Redemptions.  Each Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•                  the Fund or a class of its shares are to be terminated;

•                  the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•                  the shareholder fails to pay when due the full purchase price of shares issued to him;

•                  it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity; and

•                  the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or regulation or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information.  Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange “NYSE” is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI.  An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE PORTFOLIOS

Each Fund is a diversified mutual fund that invests all of its assets in shares of the Portfolios, each of which in turn, invest in a variety of securities.  Additional information regarding the characteristics of certain of the Portfolios’ investments and the risks associated with those investments is discussed below.  Each Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of a Fund’s outstanding shares and without prior notice.  All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Funds will achieve their objectives.

The Portfolios

Currently there are three Portfolios in AARP Portfolios.  The investment objective and principal investment strategies of each Portfolio are set out below.

The U.S. Stock Market Portfolio seeks to produce the returns provided by the Morgan Stanley® Capital International “MSCI” U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio.  The U.S. Stock Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in stocks traded on stock exchanges in the United States.

The International Stock Market Portfolio seeks to produce the returns provided by the MSCI® Europe, Australasia and Far East “EAFE” Index as closely as possible, before deduction of expenses of the Portfolio.  The International Stock Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in stocks trading outside of the United States.

The U.S. Bond Market Portfolio seeks to produce the returns provided by the Lehman Brothers® Aggregate Bond Index, before deduction of expenses of the Portfolio, by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market.  The U.S. Bond Market Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in bonds traded on the United States bond market.

If any of the Portfolios determines to change its 80% policy indicated above, it will provide at least 60 days’ prior notice to the affected Portfolios’ shareholders.

To the extent consistent with its investment objective and restrictions (set forth near the end of the text that follows), each Portfolio may invest in the following instruments and use the following techniques. Note that while the instruments and techniques are divided into Cash, Stocks, Bonds and Derivatives many belong in multiple categories.  Be sure to read all the information as each Fund can hold all the instruments and use all the techniques as each Fund invests in all of the Portfolios.

Cash

Temporary Defensive Position.  During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, a Portfolio may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term investments.  These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

Cash Sweep Program. Each Portfolio may participate in a cash sweep program.  In a cash sweep program, uninvested cash balances are used to purchase shares of money market funds.  A cash sweep program may reduce the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings.

Local Currency.  Each Portfolio may invest excess cash positions in local currencies (non-U.S. currencies) to more closely approximate benchmark performance. Investing directly in local currency also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment or payment of interest.

Cash Reserves. Each Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (a) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (b) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. “Moody’s” or AA or higher by Standard & Poor’s Rating Group “S&P” or, if unrated, of comparable quality in the opinion of the Sub-Adviser; (c) commercial paper; (d) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (e) repurchase agreements. At the time a Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-Adviser.

Eurodollar Certificates of Deposit “ECDs,” Eurodollar Time Deposits “ETDs” and Yankee Certificates of Deposit “YCDs.”  Each Portfolio may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S.

dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks.  Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolios will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser or Sub-Adviser, as applicable, considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolios may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to compensate the Portfolios fully.

Reverse Repurchase Agreements. The Portfolios may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which a Portfolio provides securities as collateral. Under a reverse repurchase agreement, the Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions.  Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest will be segregated by the Portfolio’s custodian on the Portfolio’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Portfolio’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities. Each Portfolio may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, the “1933 Act,” “Section 4(2) paper,” or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act, the “Rule 144A securities.”

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper.

Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by a Portfolio in reliance upon Rule 144A could have the effect of increasing the level of the Portfolios’ illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Generally, Section 4(2) paper and Rule 144A securities will not be subject to a Portfolio’s percentage limitations on illiquid securities when the Adviser or Sub-Adviser, as applicable (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The Portfolios may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Foreign Currency Exchange Contracts. The International Stock Market Portfolio and the U.S. Stock Market Portfolio, to a lesser extent, may invest in foreign currency exchange contracts. The Portfolios have the authority to deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. A Portfolio’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

Stocks

General.  The market price of stocks and other equity securities owned by the Portfolios may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

Exchange Traded Funds.  To the extent permitted by applicable laws or regulations, each Portfolio may purchase shares of exchange-traded funds, “ETFs.” Typically, a Portfolio would purchase shares to obtain exposure to all or a portion of the stock or bond market. ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index.  Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as a Portfolio investing in other investment company shares. The price of an ETF can fluctuate over a wide range, and a Portfolio could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks to investment companies: the market price of the ETF’s shares may trade at a discount to their NAV, and active trading market for the ETF’s shares may not develop enough to ensure liquidity, and the ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Foreign Securities. The International Stock Market Portfolio and the U.S. Stock Market Portfolio may invest in equity securities of foreign issuers. Investments in foreign securities involve risks of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

The value of the foreign securities held by the Portfolios may be significantly affected by changes in currency exchange rates. Each Portfolio endeavors to buy and sell foreign currencies on favorable terms. Price spreads on currency exchange (to cover service charges) may be incurred, particularly when a Portfolio changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries.  Each Portfolio may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

Convertible Securities. Each Portfolio may invest in convertible securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula.  A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield of non-convertible debt.  Of course, there can be no assurance of current income because issuers may default on their obligations.  And there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.  Because of this conversion feature, the Portfolios consider some convertible securities to be equity securities.

The price of a convertible security will fluctuate in some relationship to changes in the price of the underlying asset.  A convertible security is subject to risks in relation to the activities of the issuer and general market and economic conditions.  The income payments typically paid on a convertible security may cushion the security against declines in the price of the underlying asset.  However, the income stream from these payments causes fluctuations based on changes in interest rates and the credit quality of the issuer.  Normally, the value of a convertible security is a function of its yield in comparison with yields of the other securities of comparable maturity and quality that do not have a conversion privilege and its market value worth if converted or exchanged into the underlying common stock.

The convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by the Portfolios is called for redemption, the Portfolios will be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party.  A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price.  The Portfolios typically invest in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option or convert unless the security is called or conversion is forced.

Restricted and Illiquid Securities. Each Portfolio may invest in restricted or illiquid securities, including Rule 144A securities.  Rule 144A securities are securities that are privately placed with and traded among qualified investors rather than the general public.  Although Rule 144A securities are considered restricted securities, they may not necessarily be illiquid. Each Portfolio will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.  The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. Each Portfolio may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. As a matter of non-fundamental policy, the Portfolios may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.  These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REITs. Each Portfolio may invest in real estate investment trusts “REITs.”  Equity REITs are generally considered to be REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate and their value depends upon that of the underlying properties.  Mortgage REITs are generally considered to be REITs with 75% or more of their gross invested in book assets invested directly or indirectly in mortgages.  Mortgage REITs make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower.  Hybrid REITs are generally considered to be those REITs that do not meet the equity or mortgage tests.  The values of REITs are also affected by management skill, cash flow, and tax and regulatory requirements.

Lending of Fund Securities. Each Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Portfolio. A Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. A Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, a Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Forward Commitments. Each Portfolio may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Portfolio of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on a Portfolio’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Portfolio to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Bonds

Investment-Grade Bonds. Each Portfolio may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization or, if unrated, are determined by the Adviser or Sub-Adviser, as applicable to be of comparable quality. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics.  A description of the applicable credit ratings is set forth in Appendix B to this SAI.

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer.  In general, the prices of such securities vary inversely with interest rates.  As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise.  When prevailing interest rates rise, bond prices generally fall.

Foreign Bonds.  The U.S. Bond Market Portfolio may invest in foreign bonds, but will generally limit its investment in foreign bonds to approximately the same proportion of foreign bonds that comprise the Lehman Brothers Aggregate Bond Index.  Foreign bonds include direct investments in U.S. dollar denominated securities of foreign issuers traded in the United States, such as foreign companies, foreign sovereign governments, municipalities and governmental agencies (including those of developing countries), and international agencies.  Foreign bonds are subject to the same risks that pertain to domestic bonds, notably interest rate risk, credit risk, prepayment risk and market risk.  Foreign bonds, especially those issued by governments of developing countries or companies operating therein,  are also subject to additional risks and may be more volatile than domestic bonds.  Foreign companies, governments and agencies may be less stable than domestic companies or the U.S. government or its agencies.  Other risks include: future unfavorable political, social and economic developments; the extent and quality of government regulation of financial markets and institutions, including less thorough accounting, auditing, and recordkeeping requirements; the imposition of foreign withholding or confiscatory taxes; and other governmental restrictions that might affect repayment of principal or payment of interest or the willingness or ability to honor a credit commitment, such as foreign economic or monetary policies, exchange control regulations, regulations requiring the expropriation or nationalization of assets, and prohibitions on the repatriation of foreign currencies.  Furthermore, it may be difficult to obtain adequate and timely public information on foreign issuers.  Moreover, the Portfolio may have limited legal recourse in the event of a foreign bond’s default.

Variable and Floating Rate Securities. Each Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Mortgage-Backed and Mortgage-Related Securities. The U.S. Bond Market Portfolio may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association “GNMA,” which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation “FHLMC,” which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association “FNMA,” a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Commercial Mortgage-Backed Securities. The U.S. Bond Market Portfolio may invest in commercial mortgage-backed securities “CMBS.”  CMBS are securities created from a pool of commercial mortgage loans.  Interest and principal payments from these loans are passed on to the investor according to a particular payment scheme.  They may be issued by U.S. government agencies or by private issuers.  The credit quality of CMBS depends primarily on the quality of the underlying loans and on the particular deal structure.  Generally, deals are structured with senior and subordinate classes.  Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing from the underlying asset.  Classes could include floating interest rates or a scheduled amortization of principal.  The individual class is primarily rated based on the degree of seniority or subordination within the entire deal structure.  The value of these securities may change because of actual or perceived changes in the creditworthiness of any of the participants in the underlying pool of commercial mortgages including the individual borrowers, their tenants, servicing agent, and the real estate itself.

GNMA Mortgage Pass-Through Certificates “Ginnie Maes.”  The U.S. Bond Market Portfolio may invest in Ginnie Maes.  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates “Freddie Macs.”  The U.S. Bond Market Portfolio may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates “Fannie Maes.”  The U.S. Bond Market Portfolio may invest in Fannie Maes.  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls. The U.S. Bond Market Portfolio may enter into “forward roll” transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Portfolio will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the transaction is subject to risk. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

U.S. Government Securities. Each Portfolio may purchase U.S. Government securities. The types of U.S. Government obligations in which each Portfolio may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

When-Issued Securities. Each Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Portfolio’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. When entering into a when-issued transaction, the Portfolios will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolios may be disadvantaged.

Securities purchased on a when-issued basis and held by a Portfolio are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s NAV.

When payment for when-issued securities is due, a Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

TBAs. The U.S. Bond Market Portfolio may invest in TBAs (to be announced) contracts which are contracts to buy or sell mortgage backed securities which will be delivered at agreed-upon dates in the future.  TBAs involve risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Zero Coupon Securities. The U.S. Bond Market Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company” “RIC” under Subchapter M of the Internal Revenue Code of 1986, as amended “Internal Revenue Code,” the Portfolios must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Portfolio will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Portfolio may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Portfolio. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell such securities at such time.

Stripped Securities.  The U.S. Bond Market Portfolio may invest in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts “TIGRS” and Certificates of Accrual on Treasuries “CATS.”  Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset-Backed Securities. The U.S. Bond Market Portfolio may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by the Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.

Treasury Inflation-Protection Securities. The U.S. Bond Market Portfolio may invest in Treasury Inflation —Protection Securities “TIPS,” a type of inflation-indexed Treasury security.  TIPS provide for semiannual payments of interest and payment of principal at maturity.  In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and payment date based on the Consumer Price Index for All Urban Consumers.  Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation adjusted principal amount of the security for the date of the interest payment.  Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.  TIPS also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation adjusted principal amount for the maturity date is less than the security’s principal amount at issuance.  The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation adjusted principal amount for the maturity date.

Derivatives

A derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index.  Some derivative structures are index or structured securities whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators. Some derivatives securities, such as mortgage-related and other asset-backed securities, are fundamentally like any other investment, although they may be more volatile or less liquid than more traditional debt securities.  There are many types of derivatives and multiple ways to use them in each Portfolio.  For example, futures and options are commonly used for hedging purposes to attempt to protect the Portfolios from the exposure to changing interest rates, securities prices, or currency exchange rates.  They can also be used as a relatively low cost method of gaining exposure to a particular securities market without investing directing in those securities.

There are risks associated with investing in derivative securities.  These risks include the possibility that there may be no liquid secondary market, or that the exchange may limit price fluctuations, that the underlying security, interest rate, market index or other financial asset will not move in the direction anticipated, the risk that the counterparty may not perform its obligations, or that the adverse price movements can result in a loss substantially greater than each Portfolio’s initial investment.

American Depositary Receipts and European Depositary Receipts. The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase American Depositary Receipts “ADRs” and European Depositary Receipts “EDRs” of foreign corporations.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are issued by European financial institutions for trading primarily in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or un-sponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In un-sponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and un-sponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying un-sponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. However, by investing in ADRs rather than directly in a foreign issuer’s stock, a Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.

Options on Securities and Securities Indices. Each Portfolio may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Portfolios may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Swap Agreements. Swap agreements are two party contracts entered into primarily for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference in rates of return) earned or realized on particular predetermined investments or instruments, which may then be adjusted for an interest factor.  The gross returns to be swapped between the two parties are generally calculated with respect to a notional amount.  This notional amount is the return or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index.  Forms of swap agreements include, for example:

•              Interest Rate Swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. Each Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. Each Portfolio intends to use these transactions as a hedge and not as a speculative investment.

•              Credit Default Swaps. Credit default swaps enable a Portfolio to buy or sell protection against a credit swap agreements to hedge an existing position by purchasing or selling credit protection.  Each Portfolio would use the swap to buy or sell protection against a credit either of a specific issuer or basket of securities.  Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.  Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•              Total Return Swaps. Each Portfolio may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to a Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.  Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the Portfolio.

Each Portfolio’ return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Adviser or Sub-Adviser, as applicable, will cause a Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines approved by the board of trustees of AARP Portfolios.  The swap market is a relatively new market and is largely unregulated.

Futures Contracts and Options on Futures. Each Portfolio may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.  A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Portfolio is required to deposit an initial margin with the custodian for the Portfolio, for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that a Portfolio will honor its futures commitments. Subsequent payments (called “variation margin”) to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. No Portfolio will commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Investment Limitations

Each Fund and each Portfolio is subject to the investment limitations enumerated in this section, which may be changed with respect to the Fund or Portfolio only by a vote of the holders of a “majority of the outstanding voting securities” of the Fund or Portfolio.  For this purpose, a majority of the outstanding voting securities of a Fund or Portfolio means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.  As a matter of fundamental policy, each Fund and each Portfolio:

1.

May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund or Portfolio to: (a) enter into commitments to purchase securities in accordance with the Fund’s or Portfolio’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.

May not act as an underwriter of securities within the meaning of the Securities Act of 1933 “1933 Act,” except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund or Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund or Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.

May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund or Portfolio may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund or Portfolio as a result of the ownership of securities;

5.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.

May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund or Portfolio may, among other things: (a) enter into repurchase agreements,

(b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.

Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s or Portfolio’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s or Portfolio’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund or Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if a Fund’s or Portfolio’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s or Portfolio’s investments, the Fund or Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund or Portfolio.  Otherwise, a Fund or Portfolio may continue to hold a security even though it causes the Fund or Portfolio to exceed a percentage limitation because of fluctuation in the value of the Fund’s or Portfolio’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General.  Each Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code.  As a RIC, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year “Distribution Requirement” and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies “Income Requirement.”

At the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss “net capital gain” for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met by the Fund and also by the corporate shareholder.  Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains.  The tax law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the Funds receive qualified dividend income.  Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income.  The Funds generally can pass the tax treatment of qualified dividend income they receive through to Fund shareholders.  For the Funds to receive qualified dividend income, the Funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the Funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property.  The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the applicable Fund.

The provisions of the Internal Revenue Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.  Distributions from the Funds attributable to investments in bonds and other debt instruments will not generally qualify for the lower rates.  Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements.  Passive foreign investment companies are not treated as “qualified foreign corporations.”  The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Funds will be able to designate separately distributions of any qualifying long-term capital gains or qualifying dividends earned by a Fund that would be eligible for the lower maximum rate.  Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although each Fund expects to qualify as a “RIC” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Options and Futures Contracts.  The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234.  Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles.  If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a Fund that did not engage in such hedging transactions.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales.  IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses.  Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Each of the Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies “PFICs.”  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation.  Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Funds.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust.  Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.”  Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.”  Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005 “Declaration of Trust,” the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes.  The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose.  Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Funds.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative NAVs of the Fund and any other Funds, of any general assets not belonging to any particular Fund which are available for distribution.  Upon liquidation, shareholders of such Fund are entitled to participate in the net distributable assets of the particular Fund involved based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Funds will vote together in the aggregate and on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees.  Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law.  At that time, the trustees then in office will call a shareholders’ meeting to elect trustees.  Except as set forth above, the trustees will continue to hold office and may appoint successor trustees.  Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)                                  divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)                                 issue shares without limitation as to number (including fractional shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)                                  establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)                                 divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)                                issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)                                  change the name of any series or class thereof;

(g)                               dissolve and terminate any one or more series or classes thereof; and

(h)                               take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act.  The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting.  When any one or more Fund is to vote separate from any other Fund(s), one-third (33-1/3%) of the outstanding shares of each such Fund entitled to vote shall constitute a quorum at a shareholders’ meeting of that Fund.  Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any Fund shall vote as a whole, then a majority of the outstanding shares of that Fund voted on the matter shall decide that matter insofar as that Fund is concerned.  In any vote submitted to shareholders of a Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability.  The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder.  Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.  For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

OTHER INFORMATION

Legal Counsel.  The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds and the independent trustees.

Independent Registered Public Accounting Firm.  The Trust has engaged KPMG LLP, 99 High Street, Boston, MA, 02110, to be the independent registered public accounting firm for the Trust.  KPMG LLP has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities.  As of February 21, 2007, the following persons were record owners of 5% or more of the outstanding shares of a Fund:

Fund	Name and Address(8)	Percentage of Ownership
AARP Conservative Fund	State Street Bank and Trust Company, Custodian for the IRA of Chester Combs	6.28%

	State Street Bank and Trust Company, Custodian for the IRA of Doris Marie Hudson	5.57%

	State Street Bank and Trust Company, Custodian for the IRA of Joseph J. Pope	5.15%

AARP Aggressive Fund	State Street Bank and Trust Company, Custodian for the IRA of Larry C. Renfro	10.3%

(8)          If you wish to contact any person listed in the table, you may write to them care of AARP Financial, Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876.

Certain of the Funds may at times hold of record more than 25% of the outstanding shares of a Portfolio.  Persons holding more than 25% of the outstanding shares of a Portfolio may be deemed to have “control” (as that term is defined in the Investment Company Act) of the applicable Portfolio and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of the applicable Portfolio.  The Portfolios may have significant or controlling shareholders other than the Funds and such shareholders may be able to affect or determine the outcome of matters presented for a vote of shareholders of a Portfolio.  Such other shareholders may include affiliates or controlling persons of AARP Financial.

Registration Statement.  This SAI and each Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to each Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC.  The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s web site at http://www.sec.gov.

Statements contained herein and in each Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Operating Expenses of the Funds and the Portfolios.  Asset levels that are substantially higher or lower than those used in calculating the annual operating expenses presented in the Prospectus may result in substantially lower or higher expense ratios.  A Fund, with a sizable percentage of non-asset-based fees, which experiences a significant asset decline, may have substantially increased expense ratios.  Examples of non-asset-based fees include, among others, printing, out-of-pocket expenses related to transfer agency and custody, audit and legal fees.

FINANCIAL STATEMENTS

The Annual Reports to shareholders for the fiscal year ended June 30, 2006 contain the Funds’ financial statements, accompanying notes and the report of KPMG LLP, their independent registered public accounting firm, all of which are hereby incorporated by reference herein.

APPENDIX A:

AARP FUNDS
AARP PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I.              Introduction

AARP Financial Incorporated (“Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”).  AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser (i) discretionary investment management authority with respect to the assets held in the client’s portfolio, and (ii) authority to vote any proxies with respect to the voting securities held in the client’s portfolio.  The Funds and the Portfolios have directed the Adviser to implement these Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting proxies with respect to voting securities owned by each Fund or Portfolio.  These Policies and Procedures may be revised from time to time, however.  Any material amendments must be approved by the Board of Trustees of the Trusts.

II.            The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser.  The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.(1)  The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III.           AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios or in series of other registered investment companies (collectively, “Master Funds”) pursuant to Sections 12(d)(1)(G) or 12(d)(1)(E) of the 1940 Act, respectively, or a rule thereunder, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Master

(1)                                  The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request.  If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly. The Adviser has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting services.

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Funds.  Due to the inherent conflict of interest presented in that situation, the Funds normally will pass through any matters to be approved by shareholders of the Master Funds to the shareholders of the Funds.  The Adviser will then vote each Fund’s proxies on matters affecting a Master Fund in which the Fund invests in direct proportion to the votes received from shareholders of that Fund.

In certain circumstances, it is possible that the costs incurred by a Fund in “passing through” its voting authority on a Master Fund’s shareholder vote to the Fund’s shareholders would exceed the benefit of this approach to the Fund’s shareholders.

•                  It is the Trust’s view that the costs of passing through a shareholder vote for the State Street Money Market Portfolio currently are likely to outweigh any benefit to shareholders.  Therefore, the Adviser is authorized to vote a Fund’s interest in the State Street Money Market Portfolio in the same proportion as the vote of all other shareholders of the State Street Money Market Portfolio, provided that the Adviser first consults with the Chairman of the Governance Committee on the matter and the Chairman does not object.

•                  In the case of other votes, if the Adviser believes that the costs of passing through a shareholder vote outweighs the benefits, it will submit the matter to the consideration of the Board of Trustees of the Trust.  If the Board of Trustees of the Trust determines that it is reasonably likely that the costs would exceed the benefits, the Board may take such other steps as it deems appropriate, in accordance with applicable law, to vote the Fund’s interest in the Master Fund in a manner that addresses potential conflicts of interest(2).  For example, the Board may elect to vote the Fund’s interest in the Master Fund in the same proportion as the vote of all other shareholders of the Master Fund.

IV.           AARP Portfolios

A.            General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers.  As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities.  AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.  Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the

(2)                                  Section 12(d)(1)(E) of the 1940 Act has specific requirements as to how registered investment companies investing in master-feeder structures may vote interests in their master funds.  Under Section 12(d)(1)(E)(iii)(aa), the feeder fund either may (1) pass through the vote to its shareholders and then vote its interest in the master fund as described in this policy or (2) elect to vote its interest in the master fund in the same proportion as the vote of all other shareholders of the master fund, without the necessity of seeking any direction from shareholders of the feeder fund.

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advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

As a matter of policy, the Adviser:

1.                                       Votes all proxies in the best interest of the Portfolios.

2.                                       Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.                                       Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.                                       Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.                                       Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

B.            Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company.

In an effort to identify potential conflicts of interest, the Compliance Department will prepare and maintain a list of: (1) the Adviser’s clients and vendors and (2) companies with whom AARP Services Inc. and AARP have material business relationships (“List”).  The Compliance Department will periodically update the List as new information becomes available and will provide the Proxy Manager with the List and all amendments.  The current List is attached hereto as Exhibit B.

If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is being solicited with respect to a company on the List, the Proxy Manager will refer the matter to the Adviser and the Chairman of the Governance Committee of AARP Portfolios, or if such person is not reasonably available, such other member of the Board of Trustees of AARP Portfolios as may be selected from time to time for such purpose.  The Adviser will vote such proxies in accordance with the direction of the Chairman of the Governance Committee or such other Board member selected for such purpose.

The Proxy Manager will review each proxy to assess the extent to which there may be a potential conflict of interest (in addition to the companies included on the List).  All Adviser personnel are required to contact the Proxy Manager immediately if they know of any apparent conflicts of interest with respect to any proxy, including apparent conflicts of interest involving personal relationships.  The Proxy Manager reviews apparent conflicts to determine if there is a conflict, and if so, the nature of the conflict and whether the conflict is material.

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If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is not being solicited with respect to a company on the List, the Proxy Manager will act as follows.

•                  In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of personnel or an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Portfolios in accordance with these Policies and Procedures.

•                  If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question.  Rather, the Proxy Manager will refer the matter to the Adviser.  The Adviser will vote such proxy in accordance with the direction of the Chairman of the Governance Committee or, if appropriate, such other Board member selected for such purpose.

The Proxy Manager or the Adviser, as appropriate, will:

•                  record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the decision with respect to any conflict of interest; and

•                  report to the full Board of Trustees of AARP Portfolios at the next quarterly meeting of the Board of Trustees of AARP Portfolios as to the vote submitted with respect to the proxy giving rise to each material conflict of interest.

V.            Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VI.           Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:(3)

(1)                                  All proxy voting policies and procedures.

(2)                                  A copy of each proxy statement it receives regarding client securities.(4)

(3)                                  A record of each vote cast by the Adviser on behalf of a client.(5)

(3)                                  See Rule 204-2(c)(2) of the Advisers Act.

(4)                                  The Adviser may satisfy this requirement by relying on a third party to make and retain on the Adviser’s behalf, a copy of a proxy statement (provided the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

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(4)                                  A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)                                  A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)                                  Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

Dated: February 23, 2007

(5)                                  The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (provided the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

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EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of AARP Portfolios’ (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility.  A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success.  This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•                  The Trust believes that one of the fundamental sources of good governance is independence.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.  It is the Trust’s view that a former CEO of a company can never be considered an independent director for that company.  The Trust will generally support the board’s nominees, if the above conditions are met.

•                  The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders.  The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•                  The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•                  The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•                  The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•                  The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•                  The Trust will generally oppose excessive awards of stock or stock options to directors.

•                  The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•                  The Trust will generally support proposals to require majority voting in favor of director nominees.

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Independent Auditors

•                  The Trust believes that the company is in the best position to evaluate the competence of the outside auditors.  We will generally vote on ratification of the auditor unless we have reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.  While each proposal needs to be evaluated on a case by case basis, the Trust generally will not support ratification where indemnification clauses fail to provide, at a minimum, compensatory damages.

Compensation Issues

•                  The Trusts recognize that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company.  While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.  The Trust generally will withhold votes from compensation committee members if a company has compensation practices the Trust deems to be poor, which include such practices as employment contracts the Trust deems egregious; perks, pension or bonus payments the Trust deems excessive; options backdating or other inappropriate compensation arrangements; or pay practices the Trust generally deems to be poor.  Although each case needs to be evaluated individually, the Trust may also withhold its vote from the entire board if the whole board was involved in and contributed to compensation practices the Trust deems egregious.  Unless the Trust determines otherwise (e.g., with respect to a particular situation or type of compensation practice), the Trust will defer to the Proxy Manager’s judgment of what constitute poor compensation practices.

•                  The Trust will generally support shareholder resolutions requesting a precatory advisory vote on a company’s compensation committee report.

•                  The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•                  The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•                  The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•                  The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•                  The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

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•                  The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•                  The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•                  The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars.  Plans that appear excessive will generally be opposed.

•                  The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•                  The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•                  The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•                  The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•                  The Trust will generally support proposals to elect directors with an affirmative majority of votes cast.

•                  The Trust will generally oppose cumulative voting rights.  The Trust will oppose cumulative voting rights where majority vote standards are not in place.

•                  The Trust will generally oppose supermajority voting requirements.

•                  The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•                  The Trust will generally oppose proposals that do not provide for confidential voting.

•                  The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•                  The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•                  The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

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•                  The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•                  The Trust will actively voice their displeasure for companies who set forth proposals in a bundle.  The right to vote each proposal separately must be encouraged and protected.

•                  The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•                  The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•                  The Trust will generally oppose proposals for the creation of blank check preferred stock.

•                  The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•                  The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•                  The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•                  The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•                  The Trust will generally support proposals that request increased disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•                  The Trust will vote in a manner consistent with their domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

General

•                  In those instances where:  (i) proxy issues are not specifically addressed by these Policies and Procedures or by these Proxy Voting Guidelines, and (ii) such issues are not referred by ISS, then it will be the Trust’s practice to vote in accordance with ISS recommendations on such issues.

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EXHIBIT B

LIST OF MATERIAL BUSINESS RELATIONSHIPS

1.              United Healthcare

2.              JPMorgan

3.              The Hartford

4.              State Street Bank

5.              RR Donnelley

6.              DST Systems, Inc.

7.              Marsh McLennan

8.              General Electric

9.              Digitas

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APPENDIX B:  RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

B-1

From Standard & Poor’s Corporation(“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

B-2

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

B-3

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

B-4

APPENDIX C – INFORMATION REGARDING THE USE OF MORGAN STANLEY CAPITAL INTERNATIONAL, “MSCI,” INDEXES

The Portfolios are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. “MSCI”, any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”).  The MSCI indexes are the exclusive property of MSCI.  MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by AARP Financial Incorporated.  None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Portfolios or any other person or entity regarding the advisability of investing in funds generally or in the Portfolios particularly or the ability of any MSCI index to track corresponding stock market performance.  MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Portfolios or the issuer or owners of the Portfolios or any other person or entity.  None of the MSCI Parties has any obligation to take the needs of the issuer or owners of the Portfolios or any other person or entity into consideration in determining, composing or calculating the MSCI indexes.  None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Portfolios to be issued or in the determination or calculation of the equation by or the consideration into which the Portfolios are redeemable.  Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the Portfolios or any other person or entity in connection with the administration, marketing or offering of the Portfolios.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI Parties warranties or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein.  None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, form the use of any MSCI index or any data included therein.  None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein.  Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein.  Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even it notified of the possibility of such damages.

C-1

AARP FUNDS

AARP Income Fund

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

This Statement of Additional Information – or “SAI”:

•                  provides more information about the AARP Income Fund, referred to throughout this document as the “Fund”;

•                  has been filed with the Securities and Exchange Commission, or “SEC”;

•                  is not a prospectus;

•                  should be read with the prospectus for the Fund dated March 1, 2007 and any amendments to the prospectus (collectively, the “prospectus”); and

•                  is incorporated by reference, which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in the Fund.

A copy of the prospectus and the annual and semi-annual reports to shareholders of the Fund, when available, may be obtained free of charge by calling the Fund at 1-800-958-6457 or visiting www.aarpfunds.com.

TABLE OF CONTENTS

Summary	2
Management of the Trust	4
Service Providers	9
Portfolio Matters	19
Additional Purchase, Redemption, Exchange and Conversion Information	24
More About the Investments of the Fund and Underlying Funds	25
Taxes	38
More About the Trust	43
Other Information	45
Financial Statements	47
Appendix A – AARP Funds/AARP Portfolios Proxy Voting Policies and Procedures	A-1
Appendix B – Ratings	B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor.

SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and the Fund.

The Fund is an open-end management investment company that invests at least 75% of its assets in the U.S. Bond Market Portfolio, the “Bond Portfolio,” a series of AARP Portfolios, a separately registered open-end management investment company.  The Fund also may invest up to 25% of its assets in other underlying funds holding money market instruments, inflation-indexed securities, government and corporate bonds of foreign countries, real estate investment trusts, stocks that pay high dividends, and high-yield bonds.  However, the Fund will limit its exposure to high-yield bonds to no more than 10% of the Fund’s assets.  The Fund invests in underlying funds in reliance on section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“Investment Company Act”) and the exemptive rules thereunder.

This SAI and the prospectus are not an offer to sell shares of the Bond Portfolio or the other underlying funds.

The Trust is supervised by a board of trustees, the “Board.”  The Board is responsible for representing the interests of the Fund and its shareholders.  The Board meets periodically throughout the year to oversee the Fund’s activities.  The Board consists of four “independent trustees” and one trustee who is affiliated with the investment adviser to the Fund.  Trustees who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the Investment Company Act are called “independent trustees.”  Generally, a trustee qualifies as an independent trustee if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Fund.

This SAI includes:

•                  biographical information regarding the trustees and executive officers of the Trust;

•                  descriptions of the responsibilities of the committees of the Board; and

•                  information about trustee compensation and share ownership.

The Trust, on behalf of the Fund, has engaged a variety of entities to provide services to the Fund.  The chart below includes:

•                  the identity of each service provider;

•                  the service provider’s address; and

•                  a brief description of the services provided to the Fund.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Adviser” Two Highwood Drive, 2nd Floor Tewksbury, MA 01876

Adviser to the Fund and the Bond Portfolio. The Adviser is responsible for overall management of the assets of the Fund, including the allocation of the Fund’s assets among the underlying funds, and periodically rebalancing the Fund.

SSgA Funds Management, Inc. (“SSgA FM” or “Sub-Adviser”) One Lincoln Street Boston, MA 02111-2900

Sub-Adviser to the Fund and the Bond Portfolio. The Sub-Adviser provides advice regarding asset allocation to AARP Financial for the Fund, rebalances the Fund under the direction of AARP Financial, and manages the day-to-day investment of the Bond Portfolio’s assets. SSgA FM is also the investment adviser to the State Street Money Market Portfolio.

2

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Administrator” Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Fund. The Administrator undertakes numerous administrative functions for the Fund, including

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company, “Sub-Administrator” 2 Avenue de Lafayette, 4th Fl. Boston MA 02111	Sub-Administrator for the Fund. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc., “Distributor” 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the Fund. The Distributor is responsible for the marketing and sales of the Fund’s shares.

State Street Bank and Trust Company, “Custodian” John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Fund’s assets. The Custodian is generally responsible for the following activities:

•      safekeeping the assets of the Fund;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying Fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company, “Transfer Agent” One Lincoln Street Boston, MA 02111-2900

Transfer Agent for the Fund’s shares. The Transfer Agent generally undertakes the following responsibilities:

•      maintaining the Fund’s shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the Fund’s shares; and

•      sending information to the Fund’s shareholders such as copies of prospectuses.

KPMG LLP 99 High Street Boston, MA 02110	KPMG LLP serves as the independent registered public accounting firm for the Fund.

3

MANAGEMENT OF THE TRUST

Trustees and Officers.  The table below includes information about the trustees and officers of the Trust, including their:

•                  business addresses;

•                  ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Peter C. Clapman c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 70	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	8	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Richard M. Reilly c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 68	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	8	Trustee, Allmerica Investment Trust (investment company) (1990 – November 2002); Trustee, Allmerica Securities Trust (1990 – November 2002).

Ellen B. Safir, CFA c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 62	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	8	None.

4

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Lynn E. Turner c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 55	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	8	None.

Interested Trustee

Larry C. Renfro(3) Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President	President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).	8	None.

(1)          Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)          The “Fund Complex” consists of the Fund discussed in this SAI, four other series of the Trust, (the “Funds,”) and three series of AARP Portfolios, which are not offered in this SAI.

(3)          Mr. Renfro is considered an interested trustee due to his position as President of AARP Financial.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

Officers

Larry C. Renfro Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President

President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Richard Hisey, CFA Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 48	Treasurer

Chief Investment Officer, AARP Financial (May 2006 – present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002); various positions, Lexington Global Asset Managers, Inc. (1986-2000).

5

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

Officers

Marc Duffy 650 F Street, N.W. Washington, DC 20004 Age: 49	Secretary

Associate General Counsel, AARP Financial (August 2006-Present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (1999-January 2004).

Leilani Sanders Hall, CFA 650 F Street, N.W. Washington, DC 20004 Age: 55	Vice President and Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2005 – present); Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 – January 2002).

Nancy M. Smith 650 F Street, N.W. Washington, DC 20004 Age: 51	Vice President

Vice President, Investment Services, AARP Financial (October 2005 – present); Vice President, Investment Services, AARP Services, Inc. (August 2005 – October 2005); Self-Employed Consultant (February 2002 – July 2005); Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

Julie A. Tedesco State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 49	Assistant Secretary	Vice President and Senior Counsel of State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 52	Assistant Treasurer	Vice President – Fund Administration of State Street Bank and Trust Company (1997 - present).

(1)           Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Mr. Reilly’s daughter is an associate of a law firm that has acted as legal counsel for an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM and/or for an officer of an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided legal advice to such entity and/or such officer during the two year period ended September 30, 2006.  However, Mr. Reilly’s daughter did not work on those matters. Billings for such matters for the two years ended September 30, 2006, have represented a very small percentage of the law firm’s total billings for that period.

Ms. Safir’s husband is a partner of a law firm that has acted as legal counsel for the Sub-Adviser or an entity that directly or indirectly controls, is controlled by or is under common control with the Sub-Adviser. That law firm provided general corporate, employment and prescription drug benefit advice to such entities during the two year period ended September 30, 2006. However, Ms. Safir’s husband did not work on those matters and billings for such matters for the two years ended September 30, 2006, have represented a very small percentage of the law firm’s total billings for that period.

6

Standing Committees of the Board.  The Board currently has four standing committees: (1) an Audit Committee; (2) a Nominating and Governance Committee; (3) an Operations Committee; and (4) an Investment Management Oversight Committee.  Currently, each independent trustee serves on the Audit Committee and the Nominating and Governance Committee and all of the Trustees serve on the Operations Committee and the Investment Management Oversight Committee.  Each committee has adopted a written charter setting forth its duties and responsibilities.  The only Committee meetings held during the fiscal year ended June 30, 2006 were meetings of the Nominating and Governance Committee and the Audit Committee on March 19, 2006.

Audit Committee.  Mr. Turner serves as the Chairman of the Audit Committee.  The Audit Committee normally meets at least twice a year and, among other matters:

•                  oversees the accounting, auditing and financial reporting processes of the Fund;

•                  hires (and fires, if needed) the Fund’s independent registered public accounting firm;

•                  pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain affiliates of the Fund;

•                  reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Fund;

•                  receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•                  considers all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments; and

•                  investigates any improprieties or suspected improprieties in the operations of the Fund.

Nominating and Governance Committee.  Mr. Clapman serves as the Chairman of the Nominating and Governance Committee.  The Nominating and Governance Committee will meet periodically or as necessary in connection with any vacancy on or addition to the Board, and otherwise from time to time as it deems appropriate to perform its responsibilities and, among other matters:

•                  reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•                  reviews and makes recommendations to the Board regarding independent trustee compensation;

•                  undertakes to coordinate and facilitate annual evaluations of the Board and Board committees and recommends improvements, as appropriate;

•                  reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Fund and overseeing the management of the Fund; and

•                  addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•                  identify and evaluate potential candidates to fill the vacancy;

•                  select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•                  recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate.  When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

7

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration.  Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice.  In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Fund’s website at www.aarpfunds.com.

Operations Committee.  Mr. Reilly serves as the Chairman of the Operations Committee.  The Operations Committee meets as it deems appropriate to perform its responsibilities and assists the Board by considering issues of importance to the efficient and orderly operations of the Trust.  In carrying out this purpose, the committee, as it deems necessary or appropriate, considers operational issues regarding the Trust and the relationship between the Trust and its service providers.  Examples of matters that may come within the purview of this committee include:

•                  review of periodic reports of the Trust’s Chief Compliance Officer concerning the compliance programs of the Trust and its service providers and other reports deemed useful to the Operations Committee in its oversight of the operation of the Trust;

•                  matters regarding the level and quality of the services provided to the Trust and its shareholders by service providers; and

•                  contingency plans established to ensure the continuity of the Trust and the necessary operations of the Trust’s service providers in the event of a natural disaster, act of terrorism or otherwise.

Investment Management Oversight Committee.  Ms. Safir serves as the Chairperson of the Investment Management Oversight Committee.  The Investment Management Oversight Committee meets as it deems appropriate to perform its responsibilities and oversees and evaluates the nature and quality of the investment services provided to the Trust by its investment advisers.  In carrying out this purpose, the committee, as it deems necessary and appropriate, oversees and evaluates:

•                  the nature, scope and sufficiency of the investment advisory services being provided to the Trust by its investment adviser;

•                  the adequacy of the investment and other relevant personnel of the investment advisers; and

•                  the investment performance of the Trust, including its adherence to its stated investment objectives, investment policies and strategies, yields, factors that materially affected the performance of the Trust during the period under review, comparisons of the performance of peer groups and relevant indices, performance rankings, portfolio composition and characteristics, portfolio turnover, and the execution of portfolio transactions.

Management Ownership of the Fund.  The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter C. Clapman	None	$10,001-$50,000
Richard M. Reilly	None	Over $100,000
Ellen B. Safir	None	None
Lynn E. Turner	None	None
Interested Trustee
Larry C. Renfro*	None	Over $100,000

8

*                 Larry C. Renfro became a trustee of the Trust on March 1, 2007.

As of February 16, 2007, the trustees and officers of the Trust, as a group, owned approximately 1.9% of the outstanding shares of the Fund.

Compensation of Board Members.  Independent trustees received the following compensation for their services to the Fund Complex prior to March 19, 2006:

Retainer	$40,000 per year
Attendance at In-Person Board Meetings	$1,000 per day
Attendance at Telephonic Board Meetings	$250 per meeting
Attendance at Committee Meetings	$1,000 per day

Commencing March 19, 2006, the compensation of each independent trustee from the Fund Complex consists solely of an annual retainer of $40,000.

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested trustees do not receive any compensation from the Fund for their service on the Board.

The following table summarizes the compensation for the trustees of the Trust, including committee fees, for the 12-month period ending June 30, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$16,125	N/A	N/A	$32,250
Richard M. Reilly(2)	10,500	N/A	N/A	21,000
Ellen B. Safir(2)	10,500	N/A	N/A	21,000
Lynn E. Turner	16,125	N/A	N/A	32,250
Interested Trustee
Dawn M. Sweeney(3)	0	N/A	N/A	0

(1)          As of the date of this SAI, there were two investment companies (the Trust and AARP Portfolios) and eight funds in the Fund Complex.  As of June 30, 2006, the Fund had not commenced operations.  The AARP Money Market Fund commenced operations on June 30, 2006.  The other series of AARP Funds commenced operations on December 30, 2005.

(2)          Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

(3)          Dawn M. Sweeney resigned from her position as trustee of the Trust effective March 1, 2007.  Larry C. Renfro was appointed as a trustee of the Trust to fill the vacancy created by Ms. Sweeney effective March 1, 2007.  Mr. Renfro has received no compensation from the Trust.

SERVICE PROVIDERS

This section provides some information about the service providers to the Fund and, since the Bond Portfolio is such a significant investment for the Fund, the Bond Portfolio.  Other underlying funds may retain (and compensate) these or other service providers.

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Advisory Services

The Trust

Adviser for the Fund.  The Trust has hired AARP Financial to serve as investment adviser to the Fund. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to the Fund.

Adviser	AARP Financial Incorporated
Agreement	Investment Advisory Agreement between the Adviser and the Trust, dated December 23, 2005, as amended to add the Fund on September 29, 2006, the “Advisory Agreement.”
Fees	For its services to the Fund, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.01% of the Fund’s average daily net assets.

The Advisory Agreement was approved by the Trust’s Board, with respect to the Fund, on July 28, 2006.  The Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund.

The Adviser’s responsibilities under the Advisory Agreement include:

•                  providing the Fund with ongoing investment guidance;

•                  providing policy direction to the Fund; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Fund’s investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Fund, the primary responsibilities of the Adviser are to consider and make decisions regarding how best to allocate the assets of the Fund among the underlying funds and any other Fund investments.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.  Pursuant to this authority, the Adviser has delegated to SSgA FM responsibility for making recommendations to the Adviser as to how best to allocate the assets of the Fund among the underlying funds and any other Fund investments and periodically rebalancing the assets of the Fund.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Fund.  The Adviser has agreed to waive its fees and/or reimburse expenses of the Fund (which includes the Fund’s share of the underlying funds’ fees and expenses) to the extent necessary to limit the Net Annual Operating Expenses of the Fund and the underlying funds combined (excluding interest, taxes, and extraordinary expenses) to 0.50% of average daily net assets of the Fund through November 1, 2007.

The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid to the Adviser for services rendered to the Fund.

AARP Financial is a wholly owned taxable subsidiary of AARP Services, Inc., which is a wholly owned subsidiary of AARP.  AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States.  Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose.  AARP Financial is a recently-formed investment adviser with little prior experience as an investment adviser.

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Exemptive Relief.  The Trust, AARP Portfolios and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements.  Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the Fund, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act.  However, there can be no assurance that the SEC will grant the exemptive relief.

Sub-Adviser for the Fund.  The Sub-Adviser is not an affiliate of the Trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the Fund, the Bond Portfolio and the State Street Money Market Portfolio.

Sub-Adviser	SSgA Funds Management, Inc.
Agreement	Investment Sub-Advisory Agreement among the Trust, the Sub-Adviser and the Adviser, dated December 30, 2005, as amended to add the Fund on September 29, 2006, the “Sub-Advisory Agreement.”
Fees

For the Sub-Adviser’s services to the Fund, the Adviser pays the Sub-Adviser an annual fee, accrued daily and payable following the last day of each month, equal to 0.005% of the Fund’s average daily net assets.

The Sub-Advisory Agreement was approved by the Trust’s Board, with respect to the Fund, on July 28, 2006.  The Sub-Advisory Agreement provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund.  The Sub-Adviser’s responsibilities under the Sub-Advisory Agreement include:

•                  providing the Fund with ongoing investment guidance;

•                  providing policy direction to the Fund; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Fund’s investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the Fund, the primary responsibilities of the Sub-Adviser are to make recommendations to the Adviser as to how best to allocate the assets of the Fund among the underlying funds and any other Fund investments and periodically rebalancing the assets of the Fund.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the Trust and the Fund.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the Advisory Agreement. The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid to the Sub-Adviser for services rendered to the Fund.

Bond Portfolio

Adviser for the Bond Portfolio.  AARP Portfolios has hired the Adviser to serve as investment adviser to the Bond Portfolio.  The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to the Bond Portfolio.

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Adviser	AARP Financial Incorporated
Agreement	Investment Advisory Agreement between the Adviser and AARP Portfolios, on behalf of AARP Portfolios, dated December 20, 2005.
Fees

For its services to the Bond Portfolio, the Adviser receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.05% of the Bond Portfolio’s average daily net assets.

The advisory agreement for the Bond Portfolio was approved by the board of trustees of AARP Portfolios on October 14, 2005. The advisory agreement for the Bond Portfolio provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Bond Portfolio.  The Adviser’s responsibilities under the advisory agreement for the Bond Portfolio include:

•                  providing the Bond Portfolio with ongoing investment guidance;

•                  providing policy direction to the Bond Portfolio; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Bond Portfolio’s investment objectives, principal investment strategies, policies and restrictions.

Under the advisory agreement for the Bond Portfolio, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.  Pursuant to this authority, the Adviser has delegated responsibility for the day-to-day management of the Bond Portfolio’s assets to SSgA FM.  The Adviser pays all fees of SSgA FM from the fees it receives under the Advisory Agreement (unless it is waiving its advisory fee, in which case it pays out of its own resources).  For the period from December 30, 2005 (commencement of operations) to June 30, 2006, the Adviser earned $589 and waived $589 for services rendered by the Adviser to the Bond Portfolio.

Sub-Adviser for the Bond Portfolio.  Given the Bond Portfolio’s current structure, the Adviser’s responsibilities with respect to the Bond Portfolio relate primarily to overseeing and monitoring the activities of the Sub-Adviser.  The Sub-Adviser currently is responsible for all aspects of the day-to-day management of the Bond Portfolio’s assets.

Sub-Adviser	SSgA Funds Management, Inc.
Agreement	Investment Sub-Advisory Agreement among AARP Portfolios, the Sub-Adviser and the Adviser, dated December 30, 2005.
Fees

For the Sub-Adviser’s services to the Bond Portfolio, the Adviser pays the Sub-Adviser an annual fee (based on total assets of the series of the AARP Portfolios combined), accrued daily and payable following the last day of each month, equal to 0.045% of AARP Portfolios’ average daily net assets up to $500 million, 0.025% of AARP Portfolios’ average daily net assets from $500 million to $5 billion, and 0.015% for excess average daily net assets of the AARP Portfolios over $5 billion.

The sub-advisory agreement for the Bond Portfolio was approved by the board of trustees of AARP Portfolios on October 14, 2005.  The sub-advisory agreement for the Bond Portfolio provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Bond Portfolio.  The Sub-Adviser’s responsibilities under the sub-advisory agreement for the Bond Portfolio include:

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•                  providing the Bond Portfolio with ongoing investment guidance;

•                  providing policy direction to the Bond Portfolio; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Bond Portfolio’s investment objectives, principal investment strategies, policies and restrictions.

The Sub-Adviser provides the day-to-day portfolio management of the Bond Portfolio.  The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the sub-advisory agreement for the Bond Portfolio, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser and the Bond Portfolio.

The Adviser pays all fees of the Sub-Adviser from the fees it receives under the advisory agreement with respect to the Bond Portfolio.

The Other Underlying Funds

The other underlying funds will have advisory and possibly sub-advisory relationships.  These relationships may be with the Adviser, the Sub-Adviser or with other entities that may or not be affiliated with the Adviser or the Sub-Adviser.

Portfolio Management Team

Richard Hisey, CFA

Mr. Hisey, an employee of AARP Financial, serves as a Portfolio Manager for the Fund.  In his capacity as Portfolio Manager, Mr. Hisey is responsible for implementing the Fund’s overall investment program, determining if and when to add other securities and at what levels, determining when to rebalance the Fund based upon the advice of SSgA FM and overseeing and monitoring the activities of SSgA FM, the Fund and the Bond Portfolio’s investment sub-adviser.  Mr. Hisey is Chief Investment Officer for AARP Financial and also serves as Treasurer of AARP Funds.  Most recently, he served as Executive Vice President and Chief Investment Officer of Cole Management Incorporated, a venture capital firm focused on early-stage investments in Russia.  Previously, he was with MFS Investment Management, serving as the Treasurer and Chief Financial Officer of the MFS Group of Mutual Funds, and before that served as Senior Vice President of The Bank of New York.  He spent 15 years at Lexington Global Asset Managers, Inc. (now ING/Reliastar), where he served as the portfolio manager and investment strategist for an open-ended Russian equity mutual fund in the United States. Mr. Hisey received an MBA and a B.A. from the University of Connecticut.  He holds the Chartered Financial Analyst designation.

SSgA FM’s portfolio management team for the Fund is led by Daniel Farley and includes Michael Lear, Michael O. Martel, and Eduardo A. Borges.  SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Fund to AARP Financial, and is responsible for rebalancing the Fund under the direction of AARP Financial.

Daniel Farley, CFA

Mr. Farley is a Vice President of State Street Global Advisors, “SSgA,” and SSgA FM and the Head of SSgA’s U.S. Global Asset Allocation team. In this role, he is responsible for strategic/tactical asset allocation and overlay clients in the US. Prior to his current role, Mr. Farley was a senior portfolio manager in Global Asset Allocation, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group.

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Michael Lear

Mr. Lear is a Principal of SSgA and SSgA FM, and a Portfolio Manager in the Global Asset Allocation team. He is responsible for managing active and passive asset allocation portfolios, as well as derivative overlays. Previously, Mr. Lear worked as a Junior Portfolio Manager in the Indirect Implementation team. Prior to joining SSgA, he worked as an Assistant Portfolio Manager at Batterymarch Financial Management. He has been working in the investment management field since 1997.

Michael O. Martel

Mr. Martel is a Vice President of SSgA and SSgA FM.  Mr. Martel is a Portfolio Manager on the Global Asset Allocation team.  He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios.  In addition, Mr. Martel oversees the continued development of proprietary trading systems and assists in ongoing research efforts.  Previously, Mr. Martel was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives.  Prior to joining SSgA in 1994, Mr. Martel worked for the Mutual Funds Division of State Street Corporation.  He has been working in the investment management field since 1992.  Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Masters degrees in both Finance and Business Administration from the Carroll School of Management at Boston College. He also holds a Series 3 license from the National Futures Association.

Eduardo A. Borges

Mr. Borges is a Principal of SSgA and a principal of SSgA FM.  Mr. Borges is a Portfolio Manager on the Global Asset Allocation team.  His responsibilities include managing active and passive portfolios for domestic and international strategies.  Mr. Borges joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group.  Prior to joining SSgA, Mr. Borges worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant.  He has been working in the investment management field since 1998.  Mr. Borges earned a Master of Science in Finance from Suffolk University and a Bachelor of Science in Business Administration with a concentration in finance from the University of Massachusetts at Boston. He is a candidate for Level III of the Chartered Financial Analyst (CFA) program as well as a member of the CFA Institute and the Boston Security Analysts Society.

Accounts Managed by the Portfolio Managers. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed and the total assets in such accounts, within each of the following categories: (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts. The asset category is measured in billions.  The information in the table below is as of June 30, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	# of Accounts	Assets ($)	# of Accounts	Assets ($)	# of Accounts		Assets ($)
AARP Income Fund
Richard Hisey	3	0.025	0	$0	0		$0
Daniel Farley*	6	0.40	21	5.17	471	**	181.29
Michael Lear*	6	0.40	21	5.17	471	**	181.29
Michael O. Martel*	6	0.40	21	5.17	471	**	181.29
Eduardo A. Borges*	6	0.40	21	5.17	471	**	181.29

*This table refers to accounts managed by the portfolio managers on behalf of SSgA, which is comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**The Advisory Fee for two of these Other Accounts is based upon performance. Assets under management in those performance-based other accounts total $1,213 million.

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Portfolio Management Team Compensation.  The compensation of the Adviser’s investment professionals consists of a base salary and an annual performance bonus determined by a combination of individual performance and the success of AARP in meeting its organizational goals.  Employees also participate in AARP’s defined benefit plan and are eligible to participate in the defined contribution plan.  Periodically, AARP human resources on behalf of the Adviser will evaluate compensation to compare it with other firms in the industry to ensure that compensation levels are competitive.

The compensation of the Sub-Adviser’s investment professionals is based on a number of factors.  The first factor considered is the external market.  Through an extensive compensation survey process, the Sub-Adviser seeks to understand what its competitors are paying people to perform similar roles.  This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity).  The second factor taken into consideration is the size of the pool available for this compensation.  The Sub-Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Sub-Adviser.  The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining equity allocations.

Portfolio Management Conflicts of Interest.  A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund and/or the underlying funds he or she manages.  Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund and/or underlying fund he or she manages.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund or underlying fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities.  This conflict may be heightened if an account is subject to a performance-based fee.  Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts.  His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.  AARP Financial and SSgA FM have adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.  It is anticipated that investment advisers and investment sub-advisers to other underlying funds in

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which the Fund may invest also would have policies and procedures designed to address these conflicts of interest.

Portfolio Management Team Fund Ownership.  As of December 31, 2006, Richard M. Hisey owned between $10,001 and $50,000 worth of equity securities in the Fund. As of that date none of the other portfolio managers for the Fund owned any equity securities in the Fund.

Administration Services

Administrator.  In addition to serving as the Adviser to the Fund, AARP Financial Incorporated also serves as the Administrator to the Fund and the Bond Portfolio.  Under the Administration Agreements (as defined below), the Administrator provides the Fund and the Bond Portfolio with general administrative duties associated with the day-to-day operations of the Fund and the Bond Portfolio, and monitors and coordinates the activities of the other service providers of the Fund and the Bond Portfolio.

Administrator	AARP Financial Incorporated
Agreements

Administration Agreement between the Administrator and the Trust, dated December 23, 2005, as amended to add the Fund on September 29, 2006, and Administration Agreement between the Administrator and AARP Portfolios, on behalf of the Bond Portfolio, dated December 30, 2005, the “Administration Agreements.”

Fees

For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035% of the Fund’s average daily net assets and 0.035% of the Bond Portfolio’s average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Fund’s and the Bond Portfolio’s net asset value, “NAV,” assists in the preparation of financial and tax reports, monitors and tests portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Fund and the Bond Portfolio.  The Administrator will also perform such other services for the Fund and the Bond Portfolio that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid to the Administrator for services rendered to the Fund.  For the period from December 30, 2005 (commencement of operations) to June 30, 2006, the Bond Portfolio accrued $3,551 for services rendered by the Administrator.

Sub-Administrator.  Under the Sub-Administration Agreements (as defined below), the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company
Agreements

Sub-Administration Agreement between the Administrator and the Sub-Administrator, dated December 23, 2005, as amended to add the Fund on September 29, 2006, and Sub-Administration Agreement between the Administrator and the Sub-Administrator, with respect to the Bond Portfolio, dated December 30, 2005, the “Sub-Administration Agreements.”

The duties undertaken by the Sub-Administrator include:

•                  assisting in the preparation of financial and tax reports;

•                  ongoing monitoring and testing of portfolio compliance; and

•                  oversight and review of regulatory affairs and corporate governance.

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Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Fund and the Bond Portfolio to the Administrator, as stated in the Sub-Administration Agreements.

Distribution Services

Distributor.  Under the Distribution Agreement, the Distributor, as agent for the Fund, sells shares of the Fund on a continuous basis.

Distributor	ALPS Distributors, Inc.
Agreement	Distribution Agreement between the Distributor and the Trust, dated December 23, 2005, as amended, to add the Fund on September 29, 2006, the “Distribution Agreement.”
Fees	Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements.  The Trust has adopted a Distribution and Shareholder Services Plan, the “Rule 12b-1 Plan,” in accordance with Rule 12b-1 under the Investment Company Act with respect to the Fund.  Under the Rule 12b-1 Plan, the Fund may use its assets to finance activities relating to the distribution of its shares and the provision of certain shareholder services.  Under the terms of the Rule 12b-1 Plan, the Fund may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Fund for these services.

For the Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of the Fund’s shares, including, but not limited to:

(a)                                expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of the Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)                               the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)                                the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)                               the preparation, printing and distribution of sales literature;

(e)                                expenditures for sales and distribution support services, including processing new account applications;

(f)                                  preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)                               travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

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(h)                                 the costs of administering the Rule 12b-1 Plan;

(i)                                     expenses of organizing and conducting sales seminars; and

(j)                                     retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December 23, 2005 (as amended), to obtain use of the “AARP” name as part of the Fund’s name, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Fund to the public.  The Distributor uses a portion of the fees collected from the Fund under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Fund in this regard, which is paid to AARP on a tax free basis.  These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial Incorporated under which AARP Financial Incorporated provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan.  In particular, AARP Financial Incorporated has agreed to assist the Distributor in its efforts to offer and sell the Fund’s shares by engaging in any combination of the following services:  (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Fund and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Services Agreement, the Distributor has agreed to compensate AARP Financial Incorporated in an amount equal to approximately 0.14% annually of the Fund’s average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)                                aggregating and processing purchase and redemption orders;

(b)                               providing beneficial owners with statements showing their positions in the Fund;

(c)                                processing dividend payments;

(d)                               providing sub-accounting services for Fund shares held beneficially;

(e)                                forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)                                  receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to the Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Trust (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it, the “Independent Plan Trustees.”  The Rule 12b-1 Plan may not be amended with respect to the Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund.  No material amendment to the Rule 12b-1

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Plan shall be made unless approved as described above with respect to the annual continuance of the Plan.  The Rule 12b-1 Plan may be terminated at any time with respect to the Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund.  As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Fund and its shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Fund to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid under the Rule 12b-1 Plan.

EXPENSES

The Fund’s service providers bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations.  Expenses paid by the Fund include, but are not limited to:

•                  fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•                  the Fund’s pro-rata share of the expenses of the underlying funds, including the Bond Portfolio;

•                  fees and expenses of officers and the Board;

•                  taxes;

•                  interest;

•                  legal and auditing fees;

•                  brokerage fees and commissions;

•                  certain fees and expenses in registering and qualifying the Fund and its shares for distribution under federal and state securities laws;

•                  expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•                  the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•                  fidelity bond and directors’ and officers’ liability insurance premiums;

•                  the expense of using independent pricing services; and

•                  other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio (such as the Fund) are allocated among all investment portfolios of the Trust by or under the direction of the Board.  The Board determines how to apportion those expenses in a fair and equitable manner.  The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies.  Because the Fund invests substantially all of its assets in underlying funds, and any other Fund investments will likely be in non-voting securities, it is anticipated that the only matters upon which the Fund will be asked to vote are matters that require approval of the shareholders of the respective underlying funds.  Due to inherent conflict of interests presented in situations where there are affiliations between the Fund and underlying funds, the Fund will pass through any matters to be approved by shareholders of such underlying funds to the shareholders of the Fund.  The Adviser will then vote the Fund’s proxies on such matters in direct proportion to the votes received from shareholders of the Fund.  In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund

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shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the underlying fund and 25% of the Fund’s proxies against the proposal.

As a general matter, the board of trustees of AARP Portfolios has delegated to the Adviser responsibility for voting the proxies of the companies held by the Bond Portfolio according to guidelines established by the board of trustees of AARP Portfolios.  Generally, it is anticipated that the boards of trustees of other underlying funds will have made similar delegations to their investment advisers or investment sub-advisers.

The policies and procedures used with respect to the Fund (when voting with respect to an underlying fund as described above) and the Bond Portfolio seek to use proxy voting as a tool to promote positive returns for long-term shareholders.  The foundation of these proxy policies and procedures is that public companies that follow sound corporate governance practices which are responsive to shareholders will in the long run produce better investment returns than companies that do not follow such practices.

The Proxy Voting Policies and Procedures for the Trust and AARP Portfolios are attached as Appendix A to this SAI.  The Adviser has adopted the Proxy Voting Policies and Procedures of the Trust and AARP Portfolios.

No later than August 31st of each year, the Fund and the Bond Portfolio will be required to file with the SEC their proxy voting record, if any, for the 12-month period ending June 30 on Form N-PX.  An annual record of all proxy votes cast for the Fund (after August 31, 2007) and the underlying funds during the most recent 12 months or since the inception of the Fund, if any, can be obtained without charge on the SEC’s website at www.sec.gov.  The most recent Form N-PX for the Fund will also be available without charge, upon request, by calling 1-800-958-6457 or visiting www.aarpfunds.com.

Code of Ethics.  The Adviser, Sub-Adviser, Distributor, the Trust and AARP Portfolios have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act.  The Trust’s and AARP Portfolios’ codes of ethics, by relying on the codes of the underlying service providers, permit personnel of the above-named service providers or officers of the Trust or AARP Portfolios, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Fund or the Bond Portfolio.  Under the codes of ethics of the Adviser, the Sub-Adviser and Distributor, any of the Fund/Bond Portfolio access persons covered by such codes of ethics must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Trust’s and AARP Portfolios’ service providers or officers. In addition, the Adviser’s and Sub-Adviser’s codes of ethics establish standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others. These codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

The Fund will only invest in underlying funds that have adopted codes of ethics that comply with Rule 17j-1 under the Investment Company Act and have provisions that are generally similar to those described above.

There can be no assurance that any code of ethics will be effective in preventing the activities it is designed to address.

Portfolio Transactions and Brokerage.  The Fund invests substantially all of its assets in underlying funds and therefore generally does not directly incur transactional costs for purchases and sales of portfolio investments. The Fund purchases and redeems shares of the underlying funds each day depending on the number of shares of the Fund purchased or redeemed by investors on that day.  Shares of the underlying funds are available for purchase by the Fund at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.  However, the underlying funds invest in securities that are purchased and sold in transactions with brokers or dealers that may charge a commission.  Because the Fund invests a substantial amount of its assets in the Bond Portfolio, a discussion of the practices used in connection with the Bond

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Portfolio is included below.  The practices of other underlying funds may vary, depending on the nature of the underlying fund’s investments and the policies of the investment adviser and/or investment sub-adviser to the underlying fund.

All portfolio transactions are placed on behalf of the Bond Portfolio by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. The Bond Portfolio normally does not pay a stated brokerage commission on transactions.  Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, SSgA FM will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use the Bond Portfolio’s assets for soft-dollar arrangements.  SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Bond Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Bond Portfolio will engage in this practice, however, only when SSgA FM believes such practice to be in the Bond Portfolio’s best interests.

Investment decisions for the Bond Portfolio and for other investment accounts managed by SSgA FM are made independently of each other in the light of differing conditions.  However, the same investment decision may be made for two or more of such accounts.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Bond Portfolio and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner SSgA FM believes to be equitable to each such account. Although SSgA FM seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Bond Portfolio or the size of the position obtained or sold by the Bond Portfolio. To the extent permitted by law, SSgA FM may aggregate the securities to be sold or purchased for the Bond Portfolio with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.  However, SSgA FM must designate that Bond Portfolio shares included in any aggregated trade may not be used to generate soft dollar credits.

The Bond Portfolio will not purchase any securities while the Adviser or Sub-Adviser or any affiliated person (as defined in the Investment Company Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the Investment Company Act.

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Under the Investment Company Act, the Adviser, Sub-Adviser, the Distributor and their affiliates are prohibited from knowingly dealing with the Bond Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The Fund is required to identify the securities it holds of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parent companies from the period of the commencement of operations of the Fund (October 4, 2006) through the date of this SAI.  As of the date of this SAI, the Fund did not hold any such securities.

Turnover Rate.  The turnover rate of the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year.

Significant changes in turnover rates from year to year may be due primarily to varying levels of purchase and redemption activity in a Funds’ shares in order to rebalance the Funds.

Disclosure of Portfolio Holdings.  The Fund and AARP Portfolios have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Fund and the Bond Portfolio, the “Disclosure Policy.”  The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Fund and the Bond Portfolio, to prevent the selective disclosure of the information, and to ensure compliance by the Fund and the Bond Portfolio with the federal securities laws, including the Investment Company Act.  The Fund, the Bond Portfolio and their service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Fund or the Bond Portfolio may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust or AARP Portfolios, as applicable.  This prohibition does not apply to information sharing with the Fund’s and Bond Portfolio’s service providers, including advisers and sub-advisers to the Fund and Bond Portfolio, independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Fund and the Bond Portfolio.  These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third-party service providers other than the service providers identified on pages 2-3 of this SAI and counsel to the Fund identified under the heading “Other Information — Legal Counsel”, rating and ranking organizations and affiliated persons of the Fund and Bond Portfolio.  However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

As a matter of regular course, the Fund and the Fund’s service providers have access to information regarding the holdings of the Bond Portfolio on a daily basis.  However, the Fund and its service providers are restricted from disclosing such information except in accordance with the Disclosure Policy as it relates to the Bond Portfolio.  In each instance listed in this section, the disclosure of portfolio holdings of the Fund or the Bond Portfolio may be without any lag.

The chief compliance officer of the Trust and AARP Portfolios is responsible for ensuring that the Fund and the Bond Portfolio have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Fund’s and the Bond Portfolio’s compliance with the Disclosure Policy.

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Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust and AARP Portfolios upon determining that the exception is in the best interests of the Fund or the Bond Portfolio, as applicable, and their shareholders.  The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the Trust or AARP Portfolios at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Fund’s or the Bond Portfolio’s shareholders on one hand and the Fund’s or the Bond Portfolio’s investment adviser, sub-adviser or any affiliated person of the Fund or the Bond Portfolio on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer.  If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

In order to facilitate the review of the Bond Portfolio by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, AARP Portfolios may from time to time, to the extent permitted under applicable law, distribute non-public information regarding the Bond Portfolio, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information.  Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Bond Portfolio’s non-public information provided is the confidential property of the Bond Portfolio and may not be used for any purpose except in connection with the provision of services to the Bond Portfolio and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Bond Portfolio, the recipient of the non-public information shall promptly return or destroy the information.  The Bond Portfolio does not receive compensation or consideration in connection with the distribution of non-public portfolio information. In each instance listed in this paragraph, the disclosure of portfolio holdings of the Bond Portfolio may be without any lag.

It is anticipated that the other underlying funds will have adopted portfolio holdings disclosure policies that are generally similar to those described above.

Quarterly Disclosures by the Fund and underlying funds. The Fund and underlying funds are required to publicly disclose the complete schedule of their respective holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC.  You may view the Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Fund at 1-800-958-6457.  The Fund’s holdings will be posted on the Fund’s Web site, www.aarpfunds.com, after the Fund has filed the required information with the SEC.

The Fund and underlying funds are required to file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  All Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Calculation of Net Asset Value.  The prospectus discusses the method the Fund uses to calculate its NAV per share and the time when such calculations are made.  The Fund uses the NAV per share of each of the

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underlying funds in order to price the Fund’s shares.  Generally, the underlying funds will use market quotations to value their portfolio holdings, although underlying funds that are money market funds generally use the amortized cost method of valuation.

In the event that market quotations, as described above, are not readily available for a fixed income security, the security may be valued using pricing services or broker-dealer quotations.  Underlying funds may employ pricing services, which may use generally accepted pricing methodologies.  This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used.  If a pricing service cannot provide a valuation for the security, the security may be valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers that are known to follow the issue.

Restricted and illiquid securities and securities and assets for which a current market price is not readily available will be valued at their fair value pursuant to pricing procedures adopted by the boards of trustees of the applicable underlying funds.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases.  As described in the prospectus, shares of the Fund may be purchased in a number of different ways.  An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary.  The Fund may authorize one or more financial service institutions to receive on its behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Fund.  To the extent permitted by law, the Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order.  Orders will be priced at the Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form.  The Fund considers purchase, exchange or redemption orders to be in “good form” when it receives all required information, including properly completed and signed documents.  Redemption proceeds are paid in cash.

The Fund may authorize one or more financial service institutions to receive redemption orders on its behalf.  Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund.  To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received in good form by an authorized financial services institution or its authorized designee.

Involuntary Redemptions.  The Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•                  the Fund or a class of its shares are to be terminated;

•                  the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•                  the shareholder fails to pay when due the full purchase price of shares issued to him;

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•                  it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity; and

•                  the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information.  The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI.  An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE FUND AND THE UNDERLYING FUNDS

The Fund is a diversified mutual fund that invests at least 75% of its investable assets in shares of the Bond Portfolio and, to a lesser extent, other underlying funds, each of which in turn invests in a variety of securities.  Additional information regarding the characteristics of the underlying funds’ investments and the risks associated with those investments are discussed below.

The Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund’s outstanding shares and without prior notice.  All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Fund will achieve its objectives.

The Bond Portfolio

The investment objective and principal investment strategies of the Bond Portfolio are set out below.

The Bond Portfolio seeks to produce the returns provided by the Lehman Brothers® Aggregate Bond Index, before deduction of expenses of the Bond Portfolio.  The Bond Portfolio invests in a well-diversified portfolio that is representative of the domestic investment grade bond market.  The Bond Portfolio has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings it may make for investment purposes, in bonds traded on the United States bond market.

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If the Bond Portfolio determines to change its 80% policy indicated above, it will provide at least 60 days’ prior notice to the Bond Portfolio’s shareholders.

Cash

Temporary Defensive Position.  During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, an underlying fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term investments.  These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

Cash Sweep Program. An underlying fund may participate in a Cash Sweep Program.  In a Cash Sweep Program, uninvested cash balances are used to purchase shares of money market funds.  A Cash Sweep Program may reduce the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short term obligations, while providing liquidity and diversity of holdings.

Local Currency.  An underlying fund may invest excess cash positions in local currencies (non-U.S. currencies) to more closely approximate benchmark performance. Investing directly in local currency also involves risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment or payment of interest.

Cash Reserves. An underlying fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (a) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (b) other short-term debt securities; (c) commercial paper; (d) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (e) repurchase agreements.

Eurodollar Certificates of Deposit, “ECDs,” Eurodollar Time Deposits, “ETDs,” and Yankee Certificates of Deposit, “YCDs.”  An underlying fund may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks.  Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. An underlying fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the underlying funds receive securities as collateral. Under a repurchase agreement, an underlying fund purchases securities from a financial institution that agrees to repurchase the securities at the underlying fund’s original purchase price plus interest within a specified time (normally one business day).  An underlying fund generally will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness its investment adviser or sub-adviser, as applicable, considers satisfactory. Should the counterparty to a transaction fail financially, the underlying fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the underlying fund.

Reverse Repurchase Agreements. The underlying funds may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which an underlying fund provides securities as

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collateral. Under a reverse repurchase agreement, an underlying fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The underlying funds retain the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions.  Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest are required to be segregated or earmarked with respect to the underlying fund while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the underlying fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect an underlying fund’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities. The underlying funds may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, the “1933 Act,” “Section 4(2) paper,” or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act, the “Rule 144A securities.”

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the underlying funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper.

Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by an underlying fund in reliance upon Rule 144A could have the effect of increasing the level of the underlying fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Generally, Section 4(2) paper and Rule 144A securities will not be subject to an underlying fund’s percentage limitations on illiquid securities when the underlying fund’s investment adviser or sub-adviser, as applicable (pursuant to guidelines adopted by the underlying fund’s board of trustees) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The underlying funds may invest in variable amount master demand notes, which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Stocks

General.  The market price of stocks and other equity securities owned by underlying funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular

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company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

Convertible Securities.  An underlying fund may invest in convertible securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula.  A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield of non-convertible debt.  Of course, there can be no assurance of current income because issuers may default on their obligations.  And there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.  Because of this conversion feature, an underlying fund may consider some convertible securities to be equity securities.

The price of a convertible security will fluctuate in some relationship to changes in the price of the underlying asset.  A convertible security is subject to risks in relation to the activities of the issuer and general market and economic conditions.  The income payments typically paid on a convertible security may cushion the security against declines in the price of the underlying asset.  However, the income stream from these payments causes fluctuations based on changes in interest rates and the credit quality of the issuer.  Normally, the value of a convertible security is a function of its yield in comparison with yields of the other securities of comparable maturity and quality that do not have a conversion privilege and its market value worth if converted or exchanged into the underlying common stock.

The convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by an underlying fund is called for redemption, the underlying fund will be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party.  A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price.

Restricted and Illiquid Securities. The underlying funds may invest in restricted or illiquid securities, including Rule 144A securities.  Rule 144A securities are securities that are privately placed with and traded among qualified investors rather than the general public.  Although Rule 144A securities are considered restricted securities, they may not necessarily be illiquid. The underlying funds (other than money market funds)  will invest no more than 15% and money market funds that are underlying funds will invest no more than 10%, of their respective net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.  The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. The underlying funds may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the underlying funds’.  As a matter of non-fundamental policy, any investment companies in the same group of investment companies as the Fund in which the Fund may invest may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.  These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REITs. An underlying fund may invest in real estate investment trusts, “REITs.”  Equity REITs are generally considered to be REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate and their value depends upon that of the underlying properties.  Mortgage

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REITs are generally considered to be REITs with 75% or more of their gross invested in book assets invested directly or indirectly in mortgages.  Mortgage REITs make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower.  Hybrid REITs are generally considered to be those REITS that do not meet the equity or mortgage tests.  The values of REITs are also affected by management skill, cash flow, and tax and regulatory requirements.

Exchange Traded Funds.  To the extent permitted by applicable law and regulation, an underlying fund may purchase shares of exchange-traded funds, “ETFs.” Typically, an underlying fund would purchase shares to obtain exposure to all or a portion of a market. ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index.  Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as the underlying funds investing in other investment company shares. The price of an ETF can fluctuate over a wide range, and an underlying fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks to investment companies: the market price of the ETF’s shares may trade at a discount to their NAV, and active trading market for the ETF’s shares may not develop enough to ensure liquidity, and the ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Other Investment Techniques

Lending of Fund Securities.  An underlying fund may have the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the underlying fund. The underlying fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The underlying fund generally would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the underlying fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the underlying fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Forward Commitments. The underlying funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the underlying funds of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on the underlying funds’ records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the underlying funds to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Foreign Currency Exchange Contracts. An underlying fund may invest in foreign currency exchange contracts. An underlying fund also may deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. An underlying fund’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

Bonds

Investment-Grade Bonds. An underlying fund may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization or, if unrated, are determined by the underlying fund’s investment adviser or sub-adviser, as applicable, to be of comparable quality. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of

29

comparable quality), which securities have speculative characteristics.  A description of the applicable credit ratings is set forth in Appendix B to this SAI.

High Yield Securities.  Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments than investment grade securities.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the underlying funds could sell a high yield security. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and judgment may play a greater role in valuation because there is less reliable, objective data available

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer.  In general, the prices of such securities vary inversely with interest rates.  As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise.  When prevailing interest rates rise, bond prices generally fall.

Foreign Bonds.  The U.S. Bond Market Portfolio may invest in foreign bonds, but will generally limit its investment in foreign bonds to approximately the same proportion of foreign bonds that comprise the Lehman Brothers Aggregate Bond Index.  Other underlying funds may invest in foreign securities more generally.  Foreign bonds include direct investments in U.S. dollar denominated securities of foreign issuers traded in the United States, such as foreign companies, foreign sovereign governments, municipalities and governmental agencies (including those of developing countries), and international agencies.  Foreign bonds are subject to the same risks that pertain to domestic bonds, notably interest rate risk, credit risk, prepayment risk and market risk.  Foreign bonds, especially those issued by governments of developing countries or companies operating therein,  are also subject to additional risks and may be more volatile than domestic bonds.  Foreign companies, governments and agencies may be less stable than domestic companies or the U.S. government or its agencies.  Other risks include: future unfavorable political, social and economic developments; the extent and quality of government regulation of financial markets and institutions, including less thorough accounting, auditing, and recordkeeping requirements; the imposition of foreign withholding or confiscatory taxes; and other governmental restrictions that might affect repayment of principal or payment of interest or the willingness or ability to honor a credit commitment, such as foreign economic or monetary policies, exchange control regulations, regulations requiring the expropriation or nationalization of assets, and prohibitions on the repatriation of foreign currencies.  Furthermore, it may be difficult to obtain adequate and timely public information on foreign issuers.  Moreover, an underlying fund may have limited legal recourse in the event of a foreign bond’s default.

The value of the foreign securities held by the underlying funds may be significantly affected by changes in currency exchange rates. Price spreads on currency exchange transactions (to cover service charges) may be incurred, particularly when an underlying fund changes investments from one country to another or when proceeds from the sale of securities in U.S. dollars are used for the purchase of securities in foreign countries.

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Underlying funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

Variable and Floating Rate Securities. The underlying funds may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Mortgage-Backed Securities. The underlying funds may invest in commercial mortgage-backed securities, “CMBS.”  CMBS are securities created from a pool of commercial mortgage loans.  Interest and principal payments from these loans are passed on to the investor according to a particular payment scheme.  They may be issued by U.S. government agencies or by private issuers.  The credit quality of CMBS depends primarily on the quality of the underlying loans and on the particular deal structure.  Generally, deals are structured with senior and subordinate classes.  Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing from the underlying asset.  Classes could include floating interest rates or a scheduled amortization of principal.  The individual class is primarily rated based on the degree of seniority or subordination within the entire deal structure.  The value of these securities may change because of actual or perceived changes in the creditworthiness of any of the participants in the underlying pool of commercial mortgages including the individual borrowers, their tenants, servicing agent, and the real estate itself.

Mortgage-Backed and Mortgage-Related Securities. The underlying funds may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association, “GNMA,” which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation, “FHLMC,” which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association, “FNMA,” a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

GNMA Mortgage Pass-Through Certificates, “Ginnie Maes.”  The underlying funds may invest in Ginnie Maes.  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the

31

individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates, “Freddie Macs.”  The underlying funds may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates, “Fannie Maes.”  The underlying funds may invest in Fannie Maes.  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

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Mortgage-Backed Security Rolls. An underlying fund may enter into “forward roll” transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, an underlying fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the transaction is subject to risk. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

U.S. Government Securities. The underlying funds may purchase U.S. Government securities. The types of U.S. Government obligations in which the underlying funds may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

When-Issued Securities. The underlying funds may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the underlying funds until settlement takes place. The underlying funds are required to segregate or earmark liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities must be valued at market. If the market value of such securities declines, additional cash or securities must be segregated or earmarked on a daily basis so that the market value of the accounts will equal the amount of such commitments by the underlying funds. When entering into a when-issued transaction, an underlying fund will rely on the other party to consummate the transaction; if the other party fails to do so, the underlying fund may be disadvantaged.

Securities purchased on a when-issued basis and held by an underlying fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates – i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income an underlying fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the underlying fund’s NAV.

When payment for a when-issued security is due, an underlying fund normally will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and possibly from the sale of the when-issued securities themselves (which may have a market value greater or less than the underlying fund’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

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TBAs. The underlying funds may invest in TBAs (to be announced) contracts which are contracts to buy or sell mortgage backed securities which will be delivered at agreed-upon dates in the future.  TBAs involve risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Zero Coupon Securities. The underlying funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company”, “RIC,” under Subchapter M of the Internal Revenue Code of 1986, as amended, the “Internal Revenue Code,” each underlying fund that seeks to qualify as a RIC must distribute at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because the underlying funds will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the underlying funds that seek to qualify as RICs may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the underlying funds. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for an underlying fund to sell such securities at such time.

Stripped Securities:  An underlying fund may invest in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts, “TIGRS” and Certificates of Accrual on Treasuries, “CATS.”  Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset-Backed Securities. The underlying funds may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by an underlying fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the underlying fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Treasury Inflation-Protection Securities. An underlying fund may invest in Treasury Inflation –Protection Securities, “TIPS,” a type of inflation-indexed Treasury security.  TIPS provide for semiannual payments of interest and payment of principal at maturity.  In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and payment date based on the Consumer Price Index for All Urban Consumers.  Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation adjusted principal amount of the security for the date of the interest payment.  Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.  TIPS also provide for an additional payment, a “minimum guarantee payment” at maturity if the security’s inflation adjusted principal amount for the maturity date is less than the security’s principal amount at issuance.  The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation adjusted principal amount for the maturity date.

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Derivatives

A derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index.  Some derivative structures are index or structured securities whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators. Some derivatives securities, such as mortgage-related and other asset-backed securities, are fundamentally like any other investment, although they may be more volatile or less liquid than more traditional debt securities.  There are many types of derivatives and multiple ways to use them in the underlying funds.  For example, futures and options may frequently be used for hedging purposes to attempt to protect the underlying funds from the exposure to changing interest rates, securities prices, or currency exchange rates.  They can also be used as a relatively low cost method of gaining exposure to a particular securities market without investing directing in those securities.

There are risks associated with investing in derivative securities.  These risks include the possibility that there may be no liquid secondary market, or that the exchange may limit price fluctuations, that the underlying security, interest rate, market index or other financial asset will not move in the direction anticipated, the risk that the counterparty may not perform its obligations, or that the adverse price movements can result in a loss substantially greater than an underlying fund’s initial investment.

Options on Securities and Securities Indices. An underlying fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. An underlying fund may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Swap Agreements. Swap agreements are two party contracts entered into primarily for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference in rates of return) earned or realized on particular predetermined investments or instruments, which may then be adjusted for an interest factor.  The gross returns to be swapped between the two parties are generally calculated with respect to a notional amount.  This notional amount is the return or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index.  Forms of swap agreements include, for example:

Interest Rate Swaps. Interest rate swaps involve the exchange by an underlying fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. An underlying fund may enter into these transactions to seek to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date.

Credit Default Swaps. Credit default swaps enable an underlying fund to buy or sell protection against credit swap agreements to hedge an existing position by purchasing or selling credit protection.  An underlying fund would use the swap to buy or sell protection against a credit even of a specific issuer or basket of securities.  Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.  Credit default swaps could result in losses if an underlying

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fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

Total Return Swaps. An underlying fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the underlying fund than if the underlying fund had invested directly in an instrument that yielded that desired return.  Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the underlying fund.

An underlying fund’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The swap market is a relatively new market and is largely unregulated.

Futures Contracts and Options on Futures. An underlying fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.  A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the underlying fund is required to deposit an initial margin for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that the underlying fund will honor its futures commitments. Subsequent payments, called “variation margin,” to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. An underlying fund generally will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Investment Limitations

The Fund is subject to the investment limitations enumerated in this section.

The investment limitations enumerated in this section may be changed only by a vote of the holders of a “majority of the outstanding voting securities” of the Fund.  For this purpose, a majority of the outstanding voting securities of the Fund means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.

As a matter of fundamental policy, the Fund:

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1.

May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (a) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.

May not act as an underwriter of securities within the meaning of the Securities Act of 1933 “1933 Act,” except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.

May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.

May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.

Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

8.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

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If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund.  Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

The Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code.  As a RIC, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year, the “Distribution Requirement,” and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies, the “Income Requirement.”

At the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and

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will not be eligible for the dividends-received deduction for corporations or eligible for treatment as qualified dividend income for non-corporate shareholders.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss, “net capital gain,” for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction only to the extent of the gross amount of “qualifying dividends” received by the Fund or underlying funds for the year and if certain holding period requirements are met by the Fund and/or underlying funds and also by the corporate shareholder.  Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains.  The tax law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the Fund receives qualified dividend income.  Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income.  The Fund generally can pass the tax treatment of qualified dividend income it receives from underlying funds through to Fund shareholders.  For the Fund to receive qualified dividend income, the Fund and/or underlying funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the Fund and/or underlying funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property.  The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the Fund.

It is not anticipated that a significant portion of the Fund’s distributions will be eligible for treatment as a qualified dividend for non-corporate shareholders and/or the dividends paid deduction for corporate shareholders.

The provisions of the Internal Revenue Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.  Distributions from the Fund attributable to investments by underlying funds in bonds and other debt instruments will not generally qualify for the lower rates.  Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements.  Passive foreign investment companies are not treated as “qualified foreign corporations.”  The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Fund will be able to designate separately distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund and/or underlying funds that would be eligible for the lower maximum rate.  However, because the underlying funds invest primarily in debt securities, the Fund may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions

39

(whether or not derived from exempt-interest income) would be taxable as ordinary income and would generally be eligible for the dividends-received deduction in the case of corporate shareholders, or as qualified dividends in the case of non-corporate shareholders, to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years.  To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although the Fund expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Options and Futures Contracts.  The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234.  Pursuant to Internal Revenue Code Section 1234, the premium received by the Fund and/or underlying funds for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund and/or underlying funds. If the Fund and/or underlying funds enter into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call

40

option written by the Fund and/or underlying funds is exercised, thereby requiring the Fund and/or underlying funds to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund and/or underlying funds, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund and/or underlying funds may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund and/or underlying funds at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by the Fund and/or underlying funds may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by the Fund and/or underlying funds.  In addition, losses realized by the Fund and/or underlying funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund and/or underlying funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund and/or underlying funds, which is taxed as ordinary income when distributed to shareholders.

The Fund and/or underlying funds may make one or more of the elections available under the Internal Revenue Code, which are applicable to straddles.  If the Fund and/or underlying funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund and/or underlying funds that did not engage in such hedging transactions.

The diversification requirements applicable to the Fund’s and/or underlying funds’ assets may limit the extent to which the Fund and/or underlying funds will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales.  IRS rules may affect the timing and character of gain if the Fund and/or underlying funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund and/or underlying funds enter into certain transactions in property while holding substantially

41

identical property, the Fund and/or underlying funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Fund’s and/or underlying funds’ holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s and/or underlying funds’ holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses.  Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund and/or underlying funds accrue receivables or liabilities denominated in a foreign currency and the time the Fund and/or underlying funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s and/or underlying funds’ investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. The Fund and/or underlying funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies, “PFICs.”  In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If the Fund and/or underlying funds receive a so-called “excess distribution” with respect to PFIC shares, the Fund and/or underlying funds may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund and/or underlying funds to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund and/or underlying funds held the PFIC shares. The Fund and/or underlying funds will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund and/or underlying fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund and/or underlying funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund and/or underlying funds generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s and/or underlying funds’ PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund and/or underlying funds shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund and/or underlying funds to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund and/or underlying funds that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by the Fund and/or underlying funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders

42

may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation.  Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Fund.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust.  Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.”  Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.”  Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005, the “Declaration of Trust,” the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes.  The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose.  Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Fund and other series of the Trust.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series, and a proportionate distribution, based upon the relative NAVs of the series and any other series, of any general assets not belonging to any particular series which are available for distribution.  Upon liquidation, shareholders of a series are entitled to participate in the net distributable assets of the series involved based on the number of shares of the series that are held by each shareholder.

Holders of all outstanding shares of the series of the Trust will vote together in the aggregate and on all matters. Further, shareholders of the Fund, as well as those of any other series now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the series-by-series basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees.  Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law.  At that time, the trustees then in office will call a shareholders’ meeting to elect trustees.  Except as set forth above, the trustees will continue to hold office and may appoint successor trustees.  Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

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The Trust’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)                                  divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)                                 issue shares without limitation as to number (including fractional shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)                                  establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)                                 divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)                                issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)                                  change the name of any series or class thereof;

(g)                               dissolve and terminate any one or more series or classes thereof; and

(h)                               take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act.  The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting.  When any one or more series is to vote separate from any other series, one-third (33-1/3%) of the outstanding shares of each such series entitled to vote shall constitute a quorum at a shareholders’ meeting of the series.  Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any series shall vote as a whole, then a majority of the outstanding shares of the series voted on the matter shall decide that matter insofar as that series is concerned.  In any vote submitted to shareholders of the series, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

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Trustee Liability.  The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder.  Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.  For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

The By-laws of AARP Portfolios provide for indemnification similar to the provisions set forth above.

OTHER INFORMATION

Legal Counsel.  The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Fund and the independent trustees.

Independent Registered Public Accounting Firm.  The Trust has engaged KPMG LLP, 99 High Street, Boston, MA, 02110, to be the independent registered public accounting firm for the Trust.  KPMG LLP has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities.  As of February 21, 2007, the following persons were record owners of 5% or more of the outstanding shares of the Fund:

Name and Address(1)	Percentage of Ownership

Joseph G. Hansen	6.37%
Barbara M. Hansen JT WROS
Everett B. Bradley	12.65%
Jane A. Bradley JT WROS
State Street Bank & Trust Co.	20.56%
Custodian for the IRA of John T. Taylor

(1)                                  If you wish to contact any person listed in the table, you may write to them care of AARP Financial, Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876.

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Marvin Edison Haas	6.35%
Bertha S. Haas JT WROS
AARP Financial Inc.	9.66%
Virginia K. Johnson	11.53%

The Fund may at times hold of record more than 25% of the outstanding shares of the Bond Portfolio.  Persons holding more than 25% of the outstanding shares of the Bond Portfolio may be deemed to have “control” (as that term is defined in the Investment Company Act) of it and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of the Bond Portfolio.  The Bond Portfolio may have significant or controlling shareholders other than the Fund and such shareholders may be able to affect or determine the outcome of matters presented for a vote of its shareholders.  Such other shareholders may include affiliates or controlling persons of AARP Financial.

Registration Statement.  This SAI and the Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC.  The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Operating Expenses of the Fund.  Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Operating Expenses of the Fund” in the prospectus expense tables, reflects the Fund’s estimated operating expenses for the current fiscal year and includes the Fund’s estimated percentage of the underlying funds’ estimated operating expenses for the current fiscal year as a percentage of the Fund’s average net assets for the year.  Because the percentage is based on the Fund’s “average” net assets over a period of one year which has been estimated since the Fund has no historical information as of the date of this SAI, it does not identify what the expense ratio would be at asset levels that differ from the estimated average, and the estimated average may not accurately reflect the actual average net assets of the Fund.  Asset levels that are substantially higher or lower than the estimated average may result in substantially lower or higher expense ratios.  Because the Fund has a significant amount of non-asset-based fees, if the Fund experienced a significant asset decline during the previous fiscal year, it may have substantially increased expense ratios in the next fiscal year. Depending on the circumstances, the Fund may not be able to reduce proportionately non-asset-based fees should assets decrease.  Examples of non-asset-based fees include, among others, printing, custody (out-of-pocket), audit and legal fees.

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FINANCIAL STATEMENTS

The Fund has not provided financial information in this SAI because it has not yet operated for a sufficient amount of time for financial information to be required in its SAI.

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APPENDIX A:

AARP FUNDS
AARP PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I.              Introduction

AARP Financial Incorporated (“Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”).  AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser (i) discretionary investment management authority with respect to the assets held in the client’s portfolio, and (ii) authority to vote any proxies with respect to the voting securities held in the client’s portfolio.  The Funds and the Portfolios have directed the Adviser to implement these Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting proxies with respect to voting securities owned by each Fund or Portfolio.  These Policies and Procedures may be revised from time to time, however.  Any material amendments must be approved by the Board of Trustees of the Trusts.

II.            The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser.  The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated(1).  The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III.           AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios or in series of other registered investment companies (collectively, “Master Funds”) pursuant to Sections 12(d)(1)(G) or 12(d)(1)(E) of the 1940 Act, respectively, or a rule thereunder, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Master Funds.  Due to the inherent conflict of interest presented in that situation, the Funds normally will pass

(1)                                  The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request.  If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly. The Adviser has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting services.

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through any matters to be approved by shareholders of the Master Funds to the shareholders of the Funds.  The Adviser will then vote each Fund’s proxies on matters affecting a Master Fund in which the Fund invests in direct proportion to the votes received from shareholders of that Fund.

In certain circumstances, it is possible that the costs incurred by a Fund in “passing through” its voting authority on a Master Fund’s shareholder vote to the Fund’s shareholders would exceed the benefit of this approach to the Fund’s shareholders.

•                  It is the Trust’s view that the costs of passing through a shareholder vote for the State Street Money Market Portfolio currently are likely to outweigh any benefit to shareholders.  Therefore, the Adviser is authorized to vote a Fund’s interest in the State Street Money Market Portfolio in the same proportion as the vote of all other shareholders of the State Street Money Market Portfolio, provided that the Adviser first consults with the Chairman of the Governance Committee on the matter and the Chairman does not object.

•                  In the case of other votes, if the Adviser believes that the costs of passing through a shareholder vote outweighs the benefits, it will submit the matter to the consideration of the Board of Trustees of the Trust.  If the Board of Trustees of the Trust determines that it is reasonably likely that the costs would exceed the benefits, the Board may take such other steps as it deems appropriate, in accordance with applicable law, to vote the Fund’s interest in the Master Fund in a manner that addresses potential conflicts of interest(2).  For example, the Board may elect to vote the Fund’s interest in the Master Fund in the same proportion as the vote of all other shareholders of the Master Fund.

IV.           AARP Portfolios

A.            General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers.  As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities.  AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.  Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

(2)                                  Section 12(d)(1)(E) of the 1940 Act has specific requirements as to how registered investment companies investing in master-feeder structures may vote interests in their master funds.  Under Section 12(d)(1)(E)(iii)(aa), the feeder fund either may (1) pass through the vote to its shareholders and then vote its interest in the master fund as described in this policy or (2) elect to vote its interest in the master fund in the same proportion as the vote of all other shareholders of the master fund, without the necessity of seeking any direction from shareholders of the feeder fund.

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As a matter of policy, the Adviser:

1.                                       Votes all proxies in the best interest of the Portfolios.

2.                                       Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.                                       Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.                                       Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.                                       Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

B.            Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company.

In an effort to identify potential conflicts of interest, the Compliance Department will prepare and maintain a list of: (1) the Adviser’s clients and vendors and (2) companies with whom AARP Services Inc. and AARP have material business relationships (“List”).  The Compliance Department will periodically update the List as new information becomes available and will provide the Proxy Manager with the List and all amendments.  The current List is attached hereto as Exhibit B.

If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is being solicited with respect to a company on the List, the Proxy Manager will refer the matter to the Adviser and the Chairman of the Governance Committee of AARP Portfolios, or if such person is not reasonably available, such other member of the Board of Trustees of AARP Portfolios as may be selected from time to time for such purpose.  The Adviser will vote such proxies in accordance with the direction of the Chairman of the Governance Committee or such other Board member selected for such purpose.

The Proxy Manager will review each proxy to assess the extent to which there may be a potential conflict of interest (in addition to the companies included on the List).  All Adviser personnel are required to contact the Proxy Manager immediately if they know of any apparent conflicts of interest with respect to any proxy, including apparent conflicts of interest involving personal relationships.  The Proxy Manager reviews apparent conflicts to determine if there is a conflict, and if so, the nature of the conflict and whether the conflict is material.

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If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is not being solicited with respect to a company on the List, the Proxy Manager will act as follows.

•                  In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of personnel or an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Portfolios in accordance with these Policies and Procedures.

•                  If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question.  Rather, the Proxy Manager will refer the matter to the Adviser.  The Adviser will vote such proxy in accordance with the direction of the Chairman of the Governance Committee or, if appropriate, such other Board member selected for such purpose.

The Proxy Manager or the Adviser, as appropriate, will:

•                  record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the decision with respect to any conflict of interest; and

•                  report to the full Board of Trustees of AARP Portfolios at the next quarterly meeting of the Board of Trustees of AARP Portfolios as to the vote submitted with respect to the proxy giving rise to each material conflict of interest.

V.            Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VI.           Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:(3)

(1)                                  All proxy voting policies and procedures.

(2)                                  A copy of each proxy statement it receives regarding client securities.(4)

(3)                                  A record of each vote cast by the Adviser on behalf of a client.(5)

(3)                                  See Rule 204-2(c)(2) of the Advisers Act.

(4)                                  The Adviser may satisfy this requirement by relying on a third party to make and retain on the Adviser’s behalf, a copy of a proxy statement (provided the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(5)                                  The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (provided the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

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(4)                                  A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)                                  A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)                                  Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

Dated: February 23, 2007

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EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of AARP Portfolios’ (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility.  A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success.  This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•                  The Trust believes that one of the fundamental sources of good governance is independence.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.  It is the Trust’s view that a former CEO of a company can never be considered an independent director for that company.  The Trust will generally support the board’s nominees, if the above conditions are met.

•                  The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders.  The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•                  The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•                  The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•                  The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•                  The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•                  The Trust will generally oppose excessive awards of stock or stock options to directors.

•                  The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•                  The Trust will generally support proposals to require majority voting in favor of director nominees.

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Independent Auditors

•                  The Trust believes that the company is in the best position to evaluate the competence of the outside auditors.  We will generally vote on ratification of the auditor unless we have reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.  While each proposal needs to be evaluated on a case by case basis, the Trust generally will not support ratification where indemnification clauses fail to provide, at a minimum, compensatory damages.

Compensation Issues

•                  The Trusts recognize that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company.  While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.  The Trust generally will withhold votes from compensation committee members if a company has compensation practices the Trust deems to be poor, which include such practices as employment contracts the Trust deems egregious; perks, pension or bonus payments the Trust deems excessive; options backdating or other inappropriate compensation arrangements; or pay practices the Trust generally deems to be poor.  Although each case needs to be evaluated individually, the Trust may also withhold its vote from the entire board if the whole board was involved in and contributed to compensation practices the Trust deems egregious.  Unless the Trust determines otherwise (e.g., with respect to a particular situation or type of compensation practice), the Trust will defer to the Proxy Manager’s judgment of what constitute poor compensation practices.

•                  The Trust will generally support shareholder resolutions requesting a precatory advisory vote on a company’s compensation committee report.

•                  The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•                  The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•                  The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•                  The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•                  The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

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•                  The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•                  The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•                  The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars.  Plans that appear excessive will generally be opposed.

•                  The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•                  The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•                  The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•                  The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•                  The Trust will generally support proposals to elect directors with an affirmative majority of votes cast.

•                  The Trust will generally oppose cumulative voting rights.  The Trust will oppose cumulative voting rights where majority vote standards are not in place.

•                  The Trust will generally oppose supermajority voting requirements.

•                  The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•                  The Trust will generally oppose proposals that do not provide for confidential voting.

•                  The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•                  The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•                  The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

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•                  The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•                  The Trust will actively voice their displeasure for companies who set forth proposals in a bundle.  The right to vote each proposal separately must be encouraged and protected.

•                  The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•                  The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•                  The Trust will generally oppose proposals for the creation of blank check preferred stock.

•                  The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•                  The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•                  The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•                  The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•                  The Trust will generally support proposals that request increased disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•                  The Trust will vote in a manner consistent with their domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

General

•                  In those instances where:  (i) proxy issues are not specifically addressed by these Policies and Procedures or by these Proxy Voting Guidelines, and (ii) such issues are not referred by ISS, then it will be the Trust’s practice to vote in accordance with ISS recommendations on such issues.

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EXHIBIT B

LIST OF MATERIAL BUSINESS RELATIONSHIPS

1.              United Healthcare

2.              JPMorgan

3.              The Hartford

4.              State Street Bank

5.              RR Donnelley

6.              DST Systems, Inc.

7.              Marsh McLennan

8.              General Electric

9.              Digitas

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APPENDIX B:  RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc., “Moody’s,” description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

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From Standard & Poor’s Corporation, “S&P,” description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc., “Fitch,” description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

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A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

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AARP FUNDS

AARP Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

This Statement of Additional Information — or “SAI”:

•                  provides more information about the AARP Money Market Fund (referred to throughout this document as the “Fund”);

•                  has been filed with the Securities and Exchange Commission, or “SEC”;

•                  is not a prospectus;

•                  should be read with the prospectus for the Fund dated March 1, 2007 and any amendments to the prospectus (collectively, the “prospectus”); and

•                  is incorporated by reference, which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in the Fund.

A copy of the prospectus and the annual and semi-annual reports to shareholders of the Fund, when available, may be obtained free of charge by calling the Fund at 1-800-958-6457 or visiting www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor.

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SUMMARY

This SAI provides more information about AARP Funds, the “Trust,” and the AARP Money Market Fund, the “Fund,” and other series of the Trust, the “Funds.”

The Fund is an open-end management investment company that invests all of its investable assets in the State Street Money Market Portfolio, the “Portfolio,” a series of State Street Master Funds, the “Master Trust.”  The Master Trust is a separately registered open-end management investment company. It has a substantially similar investment objective and substantially the same investment policies as the Fund.  The performance of Fund will correspond directly to the investment performance of the Portfolio before the deduction of the additional fees and expenses of the Fund.

This SAI and the prospectus are not an offer to sell shares of the Portfolio.

The Trust is supervised by a board of trustees, the “Board.”  The Board is responsible for representing the interests of the Fund and its shareholders.  The Board meets periodically throughout the year to oversee the Fund’s activities.  The Board consists of four “independent trustees” and one trustee who is affiliated with the investment adviser to the Fund.  Trustees who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, the “Investment Company Act,” are called “independent trustees.”  Generally, a trustee qualifies as an independent trustee if he or she is free of conflicts of interest that arise as a result of his or her business or familial relationships to certain entities or individuals who do business with the Fund.

This SAI includes:

•                  biographical information regarding the trustees and executive officers of the Trust and Master Trust;

•                  descriptions of the responsibilities of the committees of the Trust’s Board and Master Trust’s Board; and

•                  information about trustee compensation and share ownership.

The Trust, on behalf of the Fund, has engaged a variety of entities to provide services to the Fund.  The chart below includes:

•                  the identity of each service provider;

•                  the service provider’s address; and

•                  a brief description of the services provided to the Fund.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Adviser” Two Highwood Drive, 2nd Floor Tewksbury, MA 01876

The Trust has retained the Adviser to oversee the Fund’s investment program. While the Fund is invested in a master-feeder structure, the Adviser oversees the Fund’s investment in the Portfolio. In the event that the Fund elects to stop investing through a master-feeder structure, the Adviser would directly manage the Fund’s assets. As long as the Fund remains completely invested in the Portfolio (or any other investment company), the Adviser will not receive any investment advisory fee with respect to the Fund. The Fund may withdraw its investment in the Portfolio at any time if the Trust’s Board determines that it is in the best interests of the Fund and its shareholders to do so.

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Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated, “AARP Financial” or “Administrator” Two Highwood Drive, 2nd Floor Tewksbury MA 01876

Administrator for the Fund. The Administrator undertakes numerous administrative functions for the Fund, including:

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company, “Sub-Administrator” 2 Avenue de Lafayette, 4th Floor Boston MA 02111	Sub-Administrator for the Fund. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributors, Inc., “Distributor” 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the Fund. The Distributor is responsible for the marketing and sales of the Fund’s shares.

State Street Bank and Trust Company, “Custodian” John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the Fund’s assets. The Custodian is generally responsible for the following activities:

•      safekeeping the assets of the Fund;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying Fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company, “Transfer Agent” One Lincoln Street Boston, MA 02110-2900

Transfer Agent for the Fund’s shares. The Transfer Agent generally undertakes the following responsibilities:

•      maintaining the Fund’s shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the Fund’s shares; and

•      sending information to the Fund’s shareholders such as copies of prospectuses.

KPMG LLP 99 High Street Boston, MA 02110	KPMG LLP serves as the independent registered public accounting firm for the Fund.

MANAGEMENT OF THE TRUST

Trustees and Officers.  The table below includes information about the trustees and officers of the Trust, including their:

•                  business addresses;

•                  ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

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Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter C. Clapman c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 70	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	8	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Richard M. Reilly c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 68	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	8	Trustee, Allmerica Investment Trust (investment company) (1990 – November 2002); Trustee, Allmerica Securities Trust (1990 – November 2002).

Ellen B. Safir, CFA c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 62	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	8	None.

Lynn E. Turner c/o AARP Financial Incorporated 650 F Street, N.W. Washington, DC 20004 Age: 55	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	8	None.

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Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee
Larry C. Renfro(3) Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President	President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).	8	None.

(1)          Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)          The “Fund Complex” consists of the Fund discussed in this SAI, four other series of the Trust, and three series of AARP Portfolios, which are not offered in this SAI.

(3)          Mr. Renfro is considered an interested trustee due to his position as President of AARP Financial.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

Officers

Larry C. Renfro Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 53	Trustee, since 2007, and President

President, AARP Financial (October 2005 - present); Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 — August 2005); Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 — October 2004).

Richard Hisey, CFA Two Highwood Drive, 2nd Floor Tewksbury MA 01876 Age: 48	Treasurer

Chief Investment Officer, AARP Financial (May 2006 — present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002); various positions, Lexington Global Asset Managers, Inc. (1986-2000).

Marc Duffy 650 F Street, N.W. Washington, DC 20004 Age: 49	Secretary

Associate General Counsel, AARP Financial (August 2006-present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (1999-January 2004).

Leilani Sanders Hall, CFA 650 F Street, N.W. Washington, DC 20004 Age: 55	Vice President and Chief Compliance Officer

Chief Compliance Officer, AARP Financial (November 2005 — present); Senior Special Adviser and examiner, U.S. Securities & Exchange Commission (October 2003 — September 2005); Self-Employed Consultant (January 2002 — October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 — January 2002).

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Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

Officers

Nancy M. Smith 650 F Street, N.W. Washington, DC 20004 Age: 51	Vice President

Vice President, Investment Services, AARP Financial (October 2005 — present); Vice President, Investment Services, AARP Services, Inc. (August 2005 — October 2005); Self-Employed Consultant (February 2002 — July 2005); Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 — February 2002).

Julie Tedesco State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 49	Assistant Secretary	Vice President and Senior Managing Counsel of State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company 2 Avenue DeLafayette Boston, MA 02111 Age: 52	Assistant Treasurer	Vice President — Fund Administration of State Street Bank and Trust Company (1997 - present).

(1)          Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Mr. Reilly’s daughter is an associate of a law firm that has acted as legal counsel for an entity that directly or indirectly controls, is controlled by or is under common control with SSgA Funds Management, Inc., the Portfolio’s investment adviser and an investment sub-adviser to several AARP Funds, “SSgA FM,” and/or for an officer of an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided legal advice to such entity and/or such officer during the two year period ended September 30, 2006.  However, Mr. Reilly’s daughter did not work on those matters. Billings for such matters for the two years ended September 30, 2006, have represented a very small percentage of the law firm’s total billings for that period.

Ms. Safir’s husband is a partner of a law firm that has acted as legal counsel for SSgA FM or an entity that directly or indirectly controls, is controlled by or is under common control with SSgA FM. That law firm provided general corporate, employment and prescription drug benefit advice to such entities during the two year period ended September 30, 2006. However, Ms. Safir’s husband did not work on those matters and billings for such matters for the two years ended September 30, 2006, have represented a very small percentage of the law firm’s total billings for that period.

Standing Committees of the Board.  The Board currently has four standing committees: (1) an Audit Committee; (2) a Nominating and Governance Committee; (3) an Operations Committee; and (4) an Investment Management Oversight Committee.  Currently, each independent trustee serves on the Audit Committee and the Nominating and Governance Committee and all of the Trustees serve on the Operations Committee and the Investment Management Oversight Committee.  Each committee has adopted a written charter setting forth its duties and responsibilities. The only Committee meetings held during the fiscal year ended June 30, 2006 were meetings of the Nominating and Governance Committee and the Audit Committee on March 19, 2006.

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Audit Committee.  Mr. Turner serves as the Chairman of the Audit Committee.  The Audit Committee normally meets at least twice a year and, among other matters:

•                  oversees the accounting, auditing and financial reporting processes of the Fund;

•                  hires (and fires, if needed) the Fund’s independent registered public accounting firm;

•                  pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain affiliates of the Fund;

•                  reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Fund;

•                  receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•                  considers all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments; and

•                  investigates any improprieties or suspected improprieties in the operations of the Fund.

Nominating and Governance Committee.  Mr. Clapman serves as the Chairman of the Nominating and Governance Committee.  The Nominating and Governance Committee will meet periodically or as necessary in connection with any vacancy on or addition to the Board, and otherwise from time to time as it deems appropriate to perform its responsibilities and, among other matters:

•                  reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•                  reviews and makes recommendations to the Board regarding independent trustee compensation;

•                  undertakes to coordinate and facilitate annual evaluations of the Board and Board committees and recommends improvements, as appropriate;

•                  reviews, discusses and makes recommendations to the Board relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Trust and the Fund and overseeing the management of the Fund; and

•                  addresses any Board vacancies.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•                  identify and evaluate potential candidates to fill the vacancy;

•                  select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•                  recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate.  When seeking to fill a position on the Board previously held by an interested trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating and Governance Committee’s consideration.  Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice.  In order for the Nominating and Governance Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the Fund’s website at www.aarpfunds.com.

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Operations Committee.  Mr. Reilly serves as the Chairman of the Operations Committee.  The Operations Committee meets as it deems appropriate to perform its responsibilities and assists the Board by considering issues of importance to the efficient and orderly operations of the Trust.  In carrying out this purpose, the committee, as it deems necessary or appropriate, considers operational issues regarding the Trust and the relationship between the Trust and its service providers.  Examples of matters that may come within the purview of this committee include:

•                  review of periodic reports of the Trust’s Chief Compliance Officer concerning the compliance programs of the Trust and its service providers and other reports deemed useful to the Operations Committee in its oversight of the operation of the Trust;

•                  matters regarding the level and quality of the services provided to the Trust and its shareholders by service providers; and

•                  contingency plans established to ensure the continuity of the Trust and the necessary operations of the Trust’s service providers in the event of a natural disaster, act of terrorism or otherwise.

Investment Management Oversight Committee.  Ms. Safir serves as the Chairperson of the Investment Management Oversight Committee.  The Investment Management Oversight Committee meets as it deems appropriate to perform its responsibilities and oversees and evaluates the nature and quality of the investment services provided to the Trust by its investment advisers.  In carrying out this purpose, the committee, as it deems necessary and appropriate, oversees and evaluates:

•                  the nature, scope and sufficiency of the investment advisory services being provided to the Trust by its investment adviser;

•                  the adequacy of the investment and other relevant personnel of the investment advisers; and

•                  the investment performance of the Trust, including its adherence to its stated investment objectives, investment policies and strategies, yields, factors that materially affected the performance of the Trust during the period under review, comparisons of the performance of peer groups and relevant indices, performance rankings, portfolio composition and characteristics, portfolio turnover, and the execution of portfolio transactions.

Management Ownership of the Fund. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter C. Clapman	None	$10,001-$50,000
Richard M. Reilly	None	Over $100,000
Ellen B. Safir	None	None
Lynn E. Turner	None	None
Interested Trustee
Larry C. Renfro*	$50,000 - $100,000	Over $100,000

*                 Larry C. Renfro became a trustee of the Trust on March 1, 2007.

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As of February 16, 2007, the trustees and officers of the Trust, as a group, owned approximately 11% of the outstanding shares of the Fund.

Compensation of Board Members.  Independent trustees received the following compensation for their services to the Fund Complex prior to March 19, 2006:

Retainer	$40,000 per year
Attendance at In-Person Board Meetings	$1,000 per day
Attendance at Telephonic Board Meetings	$250 per meeting
Attendance at Committee Meetings	$1,000 per day

Commencing March 19, 2006, the compensation of each independent trustee from the Fund Complex consists solely of an annual retainer of $40,000.

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested trustees do not receive any compensation from the Fund for their service on the Board.

The following table summarizes the compensation for the trustees of the Trust, including committee fees, for the 12-month period ending June 30, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$16,125	N/A	N/A	$32,250
Richard M. Reilly(2)	10,500	N/A	N/A	21,000
Ellen B. Safir(2)	10,500	N/A	N/A	21,000
Lynn E. Turner	16,125	N/A	N/A	32,250
Interested Trustee
Dawn M. Sweeney(3)	0	N/A	N/A	0

(1)          As of the date of this SAI, there were two investment companies (the Trust and AARP Portfolios) and eight funds in the Fund Complex.  The AARP Money Market Fund commenced operations on June 30, 2006 and the AARP Income Fund commenced operations on October 4, 2006.  The other series of AARP Funds commenced operations on December 30, 2005.

(2)          Richard M. Reilly and Ellen B. Safir became trustees of the Trust on January 11, 2006.

(3)          Dawn M. Sweeney resigned from her position as trustee of the Trust effective March 1, 2007.  Larry C. Renfro was appointed as a trustee of the Trust to fill the vacancy created by Ms. Sweeney effective March 1, 2007.  Mr. Renfro has received no compensation from the Trust.

MANAGEMENT OF THE MASTER TRUST

Trustees and Officers.  The table below includes information about the trustees and officers of the Master Trust, including their:

•                  business addresses and ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

9

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board since 1999	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	12	Trustee, State Street Institutional Investment Trust; Trustee, Scottish Widows Investment Partnership Trust; Director, the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee since 1999	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee since 1999	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee since 1999	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

(1)          Each trustee may serve until his/her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.

(2)          The “Fund Complex” consists of the Portfolio discussed in this SAI, eight other series of the Master Trust, and nine series of State Street Institutional Investment Trust, none of which are discussed in this SAI and are offered (including the Portfolio) via a separate prospectus and SAI.

Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years (2)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: June 24, 1965	President	President, SSgA Funds Management, Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-present); Principal, State Street Global Advisors (March 2000 to present).

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Name, Address and Age	Position(s) with the Master Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years (2)

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer

Senior Vice President of State Street Bank and Trust Company (2002 - present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001-2002); President, UAM Fund Services (1995 to 2001).

Karen Jacoppo-Wood State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: December 29, 1966	Secretary

Vice President and Managing Counsel of State Street Bank and Trust Company (2006 - present); Counsel, Pioneer Investment Management USA Inc. (2004 to 2006); Vice President and Counsel of State Street Bank and Trust Company (2002-2004).

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: December 17, 1943	Chief Compliance Officer

Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001-present); Managing Director, PricewaterhouseCoopers LLP (1986-2001).

(1)          Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Master Trust.

(2)          Each officer may have served in various other capacities for the same organization during the length of time served.

Standing Committees of the Board.  The Board of Trustees of the Master Trust has established various committees to facilitate the timely and efficient consideration of all matters of importance to its independent trustees, the Master Trust, and the Master Trust’s shareholders and to facilitate compliance with legal and regulatory requirements.  Currently, the Board has an Audit Committee, Nominating Committee and Pricing Committee.

Audit Committee.  The Audit Committee is composed of all of the independent trustees.  The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees.  The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process.  The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust.  The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed.  The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence.  During the fiscal year ended December 31, 2006, the Audit Committee held two meetings.

Nominating Committee.  The Nominating Committee is composed of all of the independent trustees.  The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates.  The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders.  Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.  The Nominating Committee meets as is required.  During the fiscal year ended December 31, 2006, the Nominating Committee did not meet.

Pricing Committee.  The Pricing Committee is composed of all of the independent trustees.  The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available in accordance with the Master Trust’s Valuation Procedures.  The Pricing Committee acts pursuant to a tiered notification and meeting structure as set

11

forth in the Valuation Procedures, and is generally convened in the event of a pricing matter that may potentially materially impact the Portfolio’s net asset value.  During the fiscal year ended December 31, 2006, the Pricing Committee did not meet.

Management Ownership of the Portfolio. The following table sets forth, for each trustee, the aggregate dollar range of equity securities owned of the Portfolio and of all funds in the Fund Complex overseen by each trustee as of December 31, 2006.

	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
William L. Boyan	None	None
Michael F. Holland	None	None
Rina K. Spence	None	None
Douglas T. Williams	None	None

As of February 1, 2007, the Trustees and officers of the Master Trust owned in the aggregate less than 1% of the shares of the Portfolio.

Compensation of Board Members.  Pursuant to certain agreements with State Street and its affiliates, each Trustee of the Master Trust receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings.

The following table summarizes the compensation, including committee fees, paid to the trustees of the Master Trust, for the 12-month period ended December 31, 2006.

Compensation Table

Name of Trustee	Aggregate Compensation from the Master Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
William L. Boyan	$30,000	$0	$0	$30,000
Michael F. Holland	$30,000	$0	$0	$30,000
Rina K. Spence	$30,000	$0	$0	$30,000
Douglas T. Williams	$30,000	$0	$0	$30,000

(1)          As of December 31, 2006, there were two investment companies in the Fund Complex (the Master Trust and State Street Institutional Investment Trust) and 18 funds in the Fund Complex.

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SERVICE PROVIDERS

Advisory Services

The Trust

Adviser for the Fund.  The Trust has hired AARP Financial to serve as investment adviser to the Fund.

Adviser	AARP Financial Incorporated
Agreement	Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, dated December 23, 2005 (as amended to add the Fund on March 19, 2006), the “Advisory Agreement.”
Fees

No fee is payable under the Agreement at such time as the Fund is invested in a master-feeder structure. The Adviser is entitled to receive an annual fee, accrued daily and payable following the last day of each month, equal to 0.10% of the Fund’s average daily net assets when the Fund is not invested in a master-feeder structure.

The Advisory Agreement was approved by the Trust’s Board with respect to the Fund on March 19, 2006.  The Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of the Fund.  While the Fund invests in a master-feeder structure, the Adviser’s responsibility is to oversee the Fund’s investment program by overseeing the Fund’s investment in the Portfolio and determining whether continued investment in the Portfolio is the best method at seeking to attain the Fund’s investment objective.

The Adviser’s responsibilities under the Advisory Agreement should the Portfolio choose not to invest in a master-feeder structure would include:

•                  providing the Fund with ongoing investment guidance;

•                  providing policy direction to the Fund; and

•                  providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the Fund’s investment objectives, principal investment strategies, policies and restrictions.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the Trust, on behalf of the Fund.  The Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to limit Net Annual Operating Expenses of the Fund and the Portfolio combined (excluding interest, taxes, and extraordinary expenses) to 0.30% of the following average daily net assets of the Fund through November 1, 2009.

The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid to the Adviser for services rendered to the Fund.

Exemptive Relief.  The Trust, AARP Funds and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements.  Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the Fund, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as

13

is currently required by the Investment Company Act.  However, there can be no assurance that the SEC will grant the exemptive relief.

AARP Financial is a wholly owned subsidiary of AARP Services, Inc., which is a wholly owned subsidiary of AARP.  AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States.  Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose.  AARP Financial is a recently-formed investment adviser with little prior experience as an investment adviser.

The Master Trust

Adviser for the Portfolio.  The Master Trust has hired SSgA Funds Management, Inc. to serve as investment adviser to the Portfolio.

Name and Address of Service Provider	SSgA Funds Management, Inc., “SSgA FM” One Lincoln Street Boston, MA 02111-2900
Function and Services Provided	Adviser to the Portfolio. SSgA FM manages the day-to-day investment of the Portfolio’s assets.
Agreement	Investment Advisory Agreement between the Master Trust, on behalf of the Portfolio, and SSgA FM, the “Master Advisory Agreement.”
Fees

For SSgA FM’s services to the Portfolio, the Portfolio pays SSgA FM an annual fee, accrued daily and payable monthly on the first business day of each month, equal to 0.10% of the Portfolio’s average daily net assets.

Under the terms of the Master Advisory Agreement, SSgA FM is responsible for the investment management of the Portfolio.  Subject to such policies as the Master Trust’s Board may determine, SSgA FM furnishes a continuing investment program for the Portfolio and makes investment decisions on its behalf. SSgA FM places all orders for purchases and sales of the Portfolio’s investments.  SSgA FM may provide similar services to other investment companies or to other clients or engage in other activities.  SSgA FM and State Street are wholly owned subsidiaries of State Street Corporation, a publicly held bank holding company.

The advisory fees accrued for the last three fiscal years with respect to the advisory services provided by SSgA FM are set forth in the table below:

Portfolio	Fiscal year ended December 31, 2004*	Fiscal year ended December 31, 2005	Fiscal year ended December 31, 2006

State Street Money Market Portfolio	$123,336	$802,679	$4,486,501

* The Portfolio commenced operations on August 12, 2004.

SSgA FM has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio’s average daily net assets until at least November 1, 2007.  For the fiscal year ended December 31, 2006, SSgA reimbursed the Portfolio $1,134,158 under this agreement.  For the fiscal year ended December 31, 2005, SSgA reimbursed the Portfolio $204,495 under this agreement.  For the period from August 12, 2004 (commencement of operations of the Portfolio) through December 31, 2004, SSgA reimbursed the Portfolio $102,591 under this agreement.

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The Master Advisory Agreement will continue from year to year provided that a majority of the trustees of the Mater Trust and a majority of the independent trustees of the Master Trust or a majority of the interest holders of the Master Trust approve its continuance.  The Master Advisory Agreement may be terminated by SSgA FM or the Master Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment.  The Master Advisory Agreement was most recently approved by the trustees, including a majority of the independent trustees, on November 30, 2006.

Administration Services

Administrator.  In addition to serving as the Adviser to the Fund, AARP Financial Incorporated also serves as the Administrator to the Fund.  Under the Administration Agreements, the Administrator provides the Fund with general administrative duties associated with the day-to-day operations of the Fund, and monitors and coordinates the activities of the other service providers of the Fund.

Administrator	AARP Financial Incorporated
Agreements	Administration Agreement between the Administrator and the Trust, on behalf of the Fund, dated December 30, 2005 (as amended to add the Fund on March 19, 2006), the “Administration Agreement.”
Fees	For the administrative services, the Administrator receives an annual fee, accrued daily and payable following the last day of each month, equal to 0.035% of the Fund’s average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the Fund’s net asset value, “NAV,” assists in the preparation of financial and tax reports, monitors and tests portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the Fund.  The Administrator will also perform such other services for the Fund that are mutually agreed to by the parties from time to time, for which it will receive such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid to the Administrator for services rendered to the Fund.

Sub-Administrator.  Under the Sub-Administration Agreement, the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company
Agreements

Sub-Administration Agreement between the Administrator and the Sub-Administrator, with respect to the Fund, dated December 30, 2005 (as amended to add the Fund on March 19, 2006), the “Sub-Administration Agreement.”

Fees	Fees are paid to the Sub-Administrator by the Administrator out of the fees paid by the Fund to the Administrator, as stated in the Sub-Administration Agreement.

The duties undertaken by the Sub-Administrator include:

•                  assisting in the preparation of financial and tax reports;

•                  ongoing monitoring and testing of portfolio compliance; and

•                  oversight and review of regulatory affairs and corporate governance.

The Sub-Administrator also serves as the administrator, fund accountant and custodian for the Portfolio under separate agreements between the Portfolio and the Sub-Administrator, for which the Sub-Administrator receives fees directly from the Portfolio and/or SSgA FM.

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Distribution Services

Distributor.  Under the Distribution Agreement, the Distributor, as agent for the Fund, sells shares of the Fund on a continuous basis.

Distributor	ALPS Distributors, Inc.
Agreement	Distribution Agreement between the Distributor and the Trust, on behalf of the Fund, dated December 23, 2005 (as amended to add the Fund on March 19, 2006), the “Distribution Agreement.”
Fees	Paid pursuant to the Rule 12b-1 Plan (see next section)

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of Fund shares under the terms of a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements.  The Trust has adopted a Distribution and Shareholder Services Plan, the “Rule 12b-1 Plan,” in accordance with Rule 12b-1 under the Investment Company Act with respect to the Fund.  Under the Rule 12b-1 Plan, the Fund may use its assets to finance activities relating to the distribution of its shares and the provision of certain shareholder services.  Under the terms of the Rule 12b-1 Plan, the Fund may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the Fund for these services.

For the Fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of the Fund’s shares, including, but not limited to:

(a)                                  expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of the Fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares;

(b)                                 the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising;

(c)                                  the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the Fund);

(d)                                 the preparation, printing and distribution of sales literature;

(e)                                  expenditures for sales and distribution support services, including processing new account applications;

(f)                                    preparation of information, analyses and opinions with respect to marketing and promotional activities;

(g)                                 travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities;

(h)                                 the costs of administering the Rule 12b-1 Plan;

(i)                                     expenses of organizing and conducting sales seminars; and

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(j)                                     retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated December 23, 2005, to obtain use of the “AARP” name as part of the Fund’s name, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the Fund to the public.  The Distributor uses a portion of the fees collected from the Fund under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the Fund in this regard, which is paid to AARP on a tax free basis.  These amounts are used for the general purposes of AARP and its members.

The Distributor has entered into a Services Agreement with AARP Financial Incorporated under which AARP Financial Incorporated provides services to the Distributor in connection with the distribution and shareholder services provided for in the Rule 12b-1 Plan.  In particular, AARP Financial Incorporated has agreed to assist the Distributor in its efforts to offer and sell the Fund’s shares by engaging in any combination of the following services:  (a) consulting with the Distributor on AARP members’ financial needs; (b) assisting and providing personnel to support the Distributor in preparing and producing advertising and sales literature; (c) providing feedback to the Distributor on proposed sales and marketing efforts of the Distributor; (d) educating registered representatives of the Distributor about the Fund and working with persons over fifty; and (e) providing personal services to shareholder and prospective shareholders.

Under the Services Agreement, the Distributor has agreed to compensate AARP Financial Incorporated in an amount equal to approximately 0.14% annually of the Fund’s average daily net assets.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as:

(a)                                  aggregating and processing purchase and redemption orders;

(b)                                 providing beneficial owners with statements showing their positions in the Fund;

(c)                                  processing dividend payments;

(d)                                 providing sub-accounting services for Fund shares held beneficially;

(e)                                  forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and

(f)                                    receiving, tabulating and transmitting proxies executed by beneficial owners.

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to the Fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board with respect to the Fund and (b) those trustees of the Trust who are not “interested persons” of the Trust (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it, the “Independent Plan Trustees.”  The Rule 12b-1 Plan may not be amended with respect to the Fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund.  No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan.  The Rule 12b-1 Plan may be terminated at any time with respect to the Fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of the Fund.  As

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required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The trustees have determined that the Rule 12b-1 Plan will benefit the Fund and its shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the Fund to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other Fund expenses.

The Fund has not operated for a fiscal year and therefore has not provided amounts it has paid under the Rule 12b-1 Plan.

EXPENSES

The Fund’s service providers bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations.  Expenses paid by the Fund include, but are not limited to:

•                  fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•                  the Fund’s pro-rata share of the expenses of the Portfolio;

•                  fees and expenses of officers and the Board;

•                  taxes;

•                  interest;

•                  legal and auditing fees;

•                  brokerage fees and commissions;

•                  certain fees and expenses in registering and qualifying the Fund and its shares for distribution under federal and state securities laws;

•                  expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•                  the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•                  fidelity bond and directors’ and officers’ liability insurance premiums;

•                  the expense of using independent pricing services; and

•                  other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio (such as the Fund) are allocated among all investment portfolios of the Trust by or under the direction of the Board.  The Board determines how to apportion those expenses in a fair and equitable manner.  The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain Fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies.  Because the Fund invests all of its investable assets in the Portfolio, it is anticipated that the only matters upon which the Fund will be asked to vote are matters that require approval of the shareholders of the Portfolio.  In accordance with the requirements of the Investment Company Act, the Fund will either (i) pass through any matters to be approved by shareholders of the Portfolio to the shareholders of the Fund or (ii) vote its shares in the same percentage as the vote of all other shareholders.  If the Fund “passes through” the vote to shareholders, the Adviser will vote the Fund’s proxies on matters affecting the Portfolio in direct proportion to the votes received from shareholders of the Fund.  In other words, if 75% of the votes received from Fund shareholders were in favor of the proposal and 25% of the votes received from Fund shareholders were against the proposal, the Adviser will cast 75% of the Fund’s proxies in favor of the proposal made by the Portfolio and 25% of the Fund’s proxies against the proposal.

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Ordinarily, the securities in which the Portfolio invests will be non-voting securities.  The Master Trust has adopted Proxy Voting Policies and Procedures pursuant to which the Master Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolio to SSgA FM as part of SSgA FM’s general management of the Portfolio, subject to the Master Trust’s Board’s continuing oversight. As a general matter, the Board of the Master Trust has delegated to SSgA FM the responsibility for voting any proxies according to guidelines established by the Board.

The Proxy Voting Policies and Procedures for the Trust and Master Trust are attached as Appendix A to this SAI.

No later than August 31st of each year, the Fund and the Portfolio will be required to file with the SEC their proxy voting record, if any, for the 12-month period ending June 30 on Form N-PX.  An annual record of all proxy votes cast for the Fund (after August 31, 2006) and the Portfolio during the most recent 12 months or since the inception of the Fund, if any, can be obtained without charge on the SEC’s website at www.sec.gov.  The most recent Form N-PX for the Fund will also be available without charge, upon request, by calling 1-800-958-6457 or visiting www.aarpfunds.com.

Code of Ethics.  The Adviser, the Distributor, and the Trust have each adopted a code of ethics under Rule 17j-1 under the Investment Company Act.  The Trust’s code of ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Fund, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Fund.  Under the codes of ethics of the Adviser and the Distributor any of the Fund access persons covered by such codes of ethics must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Fund’s service providers or officers. In addition, the Adviser’s code of ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

The Master Trust and SSgA FM also have adopted codes of ethics that comply with Rule 17j-1 under the Investment Company Act and have provisions that are generally similar to those of the Trust, Adviser and Distributor.

There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

Portfolio Transactions and Brokerage.  The Fund invests all of its investable assets in the Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments.  The Fund purchases and redeems shares of the Portfolio each day depending on the number of shares of the Fund purchased or redeemed by investors on that day.  Shares of the Portfolio are available for purchase by the Fund at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolio by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Portfolio. When the Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees.  The Portfolio normally does not pay a stated brokerage commission on transactions.

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The Portfolio’s investment advisory agreement authorizes SSgA FM to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided SSgA FM seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use the Portfolio’s assets for soft-dollar arrangements.  SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM’s clients’ commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Disclosure of Portfolio Holdings.  The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Fund, the “Disclosure Policy.”  The Disclosure Policy is designed to protect the confidentiality of the non-public portfolio holdings information of the Fund, to prevent the selective disclosure of the information, and to ensure compliance by the Fund with the federal securities laws, including the Investment Company Act.  The Fund and its service providers must adhere to the Disclosure Policy.

No information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided for in the Disclosure Policy and as authorized by the officers of the Trust.  This prohibition does not apply to information sharing with the Fund’s service providers, including advisers to the Fund and the Fund’s independent registered public accountants, counsel, administrator, sub-administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Fund.  These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third-party service providers other than the service providers identified on pages 2-3 of this SAI and counsel to the Fund identified under the heading “Other Information — Legal Counsel”, rating and ranking organizations and affiliated persons of the Fund.  However, pursuant to the terms of the Custodian Agreement, the Custodian may aggregate portfolio holding information with similar information concerning other customers of the Custodian for use by the Custodian in the construction of statistical models, provided that such aggregated information represents a sufficiently large sample that portfolio holdings information can not be identified, either directly or by inference or implication, by reviewing the statistical models.

The Portfolio has also adopted a portfolio holdings disclosure policy which is similar in purpose to the Disclosure Policy. As a matter of regular course, the Fund and the Fund’s service providers have access to information regarding the holdings of the Portfolio on a daily basis.  However, the Fund and its service providers are restricted from disclosing such information except in accordance with the Portfolio’s disclosure policy.

The chief compliance officer of the Trust is responsible for ensuring that the Fund has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent necessary, the chief compliance officer shall monitor the Fund’s compliance with the Disclosure Policy.

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Any exceptions to the Disclosure Policy may be made only if approved by the chief compliance officer of the Trust upon determining that the exception is in the best interests of the Fund and its shareholders.  The chief compliance officer must report any exceptions made to the Disclosure Policy to the board of trustees of the Trust at its next regularly scheduled meeting.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Fund’s shareholders on one hand and the Fund’s investment adviser or any affiliated person of the Fund on the other, the disclosure may not be made unless a majority of the independent trustees of the affected entity or a majority of a board committee consisting solely of the independent trustees of the affected entity approves such disclosure.

Each violation of the Disclosure Policy must be reported to the chief compliance officer.  If the chief compliance officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he/she shall report it to the applicable board of trustees, as required by Rule 38a-1.

Quarterly Disclosures.  The Fund publicly discloses the complete schedule of the Portfolio’s holdings, as reported on a calendar quarter-end basis, with a 60-day delay, by making the information publicly available in a manner consistent with requirements established by the SEC and applicable to the Portfolio.  You may view the Portfolio’s complete schedule of portfolio holdings for the most recently completed quarter online at www.aarpfunds.com, or obtain a copy of the schedule by calling the Fund at 1-800-958-6457.  The Portfolio’s holdings will be posted at www.aarpfunds.com after the Portfolio has filed the required information with the SEC.

The Fund and the Portfolio each file a complete schedule of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s and the Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is required to identify the securities it holds of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parent companies from the period of the commencement of operations of the Fund (July 1, 2006) through the date of this SAI.  As of the date of this SAI, the Fund did not hold any such securities.

Calculation of Net Asset Value.  The prospectus discusses the method the Fund uses to calculate its NAV per share and the time when such calculations are made.  The Fund uses the NAV per share of the Portfolio calculated by the Portfolio in order to price the Fund’s shares.  The Portfolio’s securities will be valued pursuant to guidelines established by the Board of the Master Trust.

It is the Portfolio’s policy (and, accordingly, the Fund’s policy) to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the Investment Company Act, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Portfolio’s shares computed by dividing the annualized daily income on the Portfolio’s portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on the

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Portfolio’s shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Board of the Master Trust has established procedures reasonably designed to stabilize the Portfolio’s price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of the Portfolio’s NAV using market values; (2) periodic review by the Board of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination.  The Board of the Master Trust will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases.  As described in the prospectus, shares of the Fund may be purchased in a number of different ways.  An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary.  The Fund may authorize one or more financial service institutions to receive on its behalf purchase orders. Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the Fund.  To the extent permitted by law, the Fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order.  Orders will be priced at the Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Redemptions. The redemption price for Fund shares is the NAV next determined after receipt of the redemption request in good form.  The Fund considers purchase, exchange or redemption orders to be in “good form” when it receives all required information, including properly completed and signed documents.  Redemption proceeds are paid in cash.

The Fund may authorize one or more financial service institutions to receive redemption orders on its behalf.  Certain of these financial services institutions may be authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund.  To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Involuntary Redemptions.  The Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•                  the Fund or a class of its shares are to be terminated;

•                  the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•                  the shareholder fails to pay when due the full purchase price of shares issued to him;

•                  it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity; and

•                  the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.

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If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information.  The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI.  An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT THE INVESTMENTS OF THE PORTFOLIO

The Fund is a diversified mutual fund that invests all of its investable assets in shares of the Portfolio, which in turn, invests in a variety of securities.  Additional information regarding the characteristics of the Portfolio’s investments and the risks associated with those investments is discussed below.  The Fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund’s outstanding shares and without prior notice.  All other investment policies stated in the prospectus or this SAI, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the Fund’s shareholders and without notice. There can be no assurance that the Fund will achieve its objectives.

The Portfolio

To the extent consistent with its investment objective and restrictions (set forth near the end of the text that follows), the Portfolio may invest in the following instruments and use the following techniques. Be sure to read all the information as the Fund invests all of its investable assets in the Portfolio.

Eurodollar Certificates of Deposit, “ECDs,” Eurodollar Time Deposits, “ETDs,” and Yankee Certificates of Deposit, “YCDs.”  The Portfolio may invest in ECDs, ETDs and YCDs.

ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks.  Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or its domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

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Repurchase Agreements. The Portfolio may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers.

In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness that SSgA FM considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements subject to the Portfolio’s investment restrictions. In substance, a reverse repurchase agreement is a borrowing for which the Portfolio provides securities as collateral. Under a reverse repurchase agreement, the Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions.  Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest will be segregated by the Portfolio’s custodian on the Portfolio’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect the Portfolio’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities. The Portfolio may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, the “1933 Act,” “Section 4(2) paper,” or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act, the “Rule 144A securities.”

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper.

Rule 144A securities generally must be sold only to other qualified institutional buyers. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Section 4(2) paper and Rule 144A securities will not be subject to the Portfolio’s percentage limitations on illiquid securities when SSgA FM (pursuant to guidelines adopted by the Master Trust’s Board) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The Portfolio may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates

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according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Investment-Grade Bonds. The Portfolio may invest in corporate notes and bonds that are (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations, “NRSRO,” or by one NRSRO, if only one rating service has rated the security; or (2) if unrated, are of comparable quality to the rated securities described above, as determined by SSgA FM in accordance with procedures established by the Master Trust’s Board of Trustees.  A description of the applicable credit ratings is set forth in Appendix B to this SAI.

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer.  In general, the prices of such securities vary inversely with interest rates.  As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise.  When prevailing interest rates rise, bond prices generally fall.

Variable and Floating Rate Securities. The Portfolio may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by the Portfolio has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience loss or delay in receiving payment and a decrease in the value of the security.  Use of asset-backed securities will represent less than 5% of the Portfolio’s total assets by issuer.

Mortgage-Backed and Mortgage-Related Securities. The Portfolio may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association, “GNMA,” which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation, “FHLMC,” which is a shareholder-owned government-sponsored enterprise established by the U.S. Congress, and the Federal National Mortgage

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Association, “FNMA,” a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

GNMA Mortgage Pass-Through Certificates, “Ginnie Maes.” The Portfolio may invest in Ginnie Maes.  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates, “Freddie Macs.”  The Portfolio may invest in Freddie Macs. Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates, “Fannie Maes.”  The Portfolio may invest in Fannie Maes.  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield

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on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

U.S. Government Securities. The Portfolio may purchase U.S. Government securities. The types of U.S. Government obligations in which The Portfolio may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

The Portfolio may purchase U.S. Government obligations on a forward commitment basis.  The Portfolio may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security.  Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers, “CPI-U.”

When-Issued Securities. The Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Portfolio’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Securities purchased on a when-issued basis and held by the Portfolio are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s NAV.

When payment for when-issued securities is due, the Portfolio will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

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Zero Coupon Securities. The Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company,” “RIC,” under Subchapter M of the Internal Revenue Code of 1986, as amended, “Internal Revenue Code,” the Portfolio must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Portfolio will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Portfolio may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Portfolio. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell such securities at such time.

The Portfolio may invest no more than 25% of its total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts, “TIGRS,” and Certificates of Accrual on Treasuries, “CATS.”  Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Illiquid Securities. The Portfolio may invest in illiquid securities.  The Portfolio will invest no more than 10% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.  The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. The Portfolio may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. As a matter of non-fundamental policy, the Portfolio may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act.  These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Forward Commitments. The Portfolio may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Portfolio of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Portfolio to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Investment Limitations

The Fund is subject to the investment limitations enumerated in this section, which correspond as necessary to the investment limitations adopted by the Portfolio.

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The investment limitations enumerated in this section may be changed only by a vote of the holders of a “majority of the outstanding voting securities” of the Fund.  For this purpose, a majority of the outstanding voting securities of the Fund means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less.

As a matter of fundamental policy, the Fund:

1.

May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (a) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.

May not act as an underwriter of securities within the meaning of the Securities Act of 1933, the “1933 Act,” except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund or Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.

May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.

May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.

Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.  A “diversified company” is currently defined by the Investment Company Act as a management company of which at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer; and

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8.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The concentration policy set forth above permits the Fund to invest, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Fund has recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks.  The Fund may concentrate its investment in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry.  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 10% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund.  Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

The Portfolio

It is intended that that the Portfolio will operate and be treated as a partnership for federal income tax purposes and not as a “publicly traded partnership.”  As a result, the Portfolio should not be subject to

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federal income tax; instead, the Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its allocable share of the Portfolio’s income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash or property distributions from the Portfolio.  The determination of such share will be made in accordance with the Internal Revenue Code, and the regulations promulgated thereunder.

It is intended that the Portfolio’s assets, and the income generated therefrom, will be managed in such a way that the Fund will meet the requirements of Sections 851(b)(2) and 851(b)(3)(A) and (B) of the Code. The Fund’s adjusted tax basis in the Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive shares of items of realized net income and gain, and reduced, but not below zero, by the amounts of its distributive share of items of net loss and the amounts of any distributions received by the investor.  To the extent the cash proceeds of any withdrawal or distribution exceed the Fund’s adjusted tax basis in the Portfolio, the Fund will generally realize gain for federal income tax purposes.  If, upon complete withdrawal (i.e., redemption of entire interest in the Portfolio), the Fund’s adjusted tax basis in its interest in the Portfolio exceeds the proceeds of the withdrawal, the Fund will generally realize a loss for federal income tax purposes.

The Fund

The Fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code.  As a RIC, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year, the “Distribution Requirement,” and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, interests in certain publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies, the “Income Requirement.”

At the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business, or in certain publicly traded partnerships.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss, “net capital gain,” for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year (i.e., long-term capital gain), regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.

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Capital gain dividends are not eligible for the dividends-received deduction for corporations.  Distributions from funds, such as the Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares.  Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares.  Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

State, Local and Foreign Taxes. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation.  Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Foreign shareholders will generally be subject to U.S. tax withholding at a rate of 30% (or a lower rate if a treaty applies) on distributions received from the Fund.

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Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The Trust is a Delaware statutory trust.  Prior to December 12, 2005, the Trust was known as “Retirement Readiness Funds.”  Effective December 12, 2005, the Trust’s name was changed to “AARP Funds.”  Under the Trust’s Amended and Restated Declaration of Trust, dated December 12, 2005, the “Declaration of Trust,” the beneficial interest in the Trust may be divided into one or more series and the series may be divided into one or more classes.  The Trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the Trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose.  Pursuant to such authority, the Trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust, representing interests in the Fund and other series of the Trust.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series, and a proportionate distribution, based upon the relative NAVs of the series and any other series, of any general assets not belonging to any particular series which are available for distribution.  Upon liquidation, shareholders of a series are entitled to participate in the net distributable assets of the series involved based on the number of shares of the series that are held by each shareholder.

Holders of all outstanding shares of the series of the Trust will vote together in the aggregate and on all matters. Further, shareholders of all of the Fund, as well as those of any other series now or hereafter offered by the Trust, will vote together in the aggregate and not separately on the series-by-series basis, except as otherwise required by law or when permitted by the Board.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees.  Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion.  When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect trustees will not be held unless and until such time as required by law.  At that time, the trustees then in office will call a shareholders’ meeting to elect trustees.  Except as set forth above, the trustees will continue to hold office and may appoint successor trustees.  Meetings of the shareholders of the Trust shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to:

(a)                                  divide the beneficial interest in each series or class thereof into shares, with or without par value as the trustees shall determine;

(b)                                 issue shares without limitation as to number (including fractional shares) to such persons and for such amount and type of consideration, subject to any restriction set forth in the

33

By-Laws, including cash or securities, at such time or times and on such terms as the trustees may deem appropriate;

(c)                                  establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust; provided, however, that the trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected;

(d)                                 divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class;

(e)                                  issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses;

(f)                                    change the name of any series or class thereof;

(g)                                 dissolve and terminate any one or more series or classes thereof; and

(h)                                 take such other action with respect to the shares as the trustees may deem desirable.

However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act.  The Board may also authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting.  When any one or more series is to vote separate from any other series, one-third (33-1/3%) of the outstanding shares of each such series entitled to vote shall constitute a quorum at a shareholders’ meeting of the series.  Except when a larger vote is required by any provision of the Trust’s Declaration of Trust, the Trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of trustees, provided that where any provision of law or of the Trust’s Declaration of Trust requires that the holders of any series shall vote as a whole, then a majority of the outstanding shares of the series voted on the matter shall decide that matter insofar as that series is concerned.  In any vote submitted to shareholders of the series, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability.  The Declaration of Trust provides that a trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee; shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, except for any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee hereunder.  Furthermore, the Declaration of Trust provides that no trustee who has been determined to be an “audit committee financial

34

expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the trustees shall be subject to any greater liability or duty of care in discharging such trustee’s duties and responsibilities by virtue of such determination than is any trustee who has not been so designated.

With the exception discussed above, the Declaration of Trust provides that each trustee shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person (as defined in the Declaration of Trust) from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.  For purposes of this indemnification provision in the Declaration of Trust, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

The By-Laws of the Master Trust provide for indemnification similar to the provisions set forth above.

OTHER INFORMATION

Legal Counsel.  The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Fund and the independent trustees.

Independent Registered Public Accounting Firm.  The Trust has engaged KPMG LLP, to be the independent registered public accounting firm for the Trust.  KPMG LLP has required that its audit contract with the Trust be subject to alternative dispute resolution and a limitation on punitive damages.

Control Persons and Principal Holders of Securities.  As of February 21, 2007, no persons were record owners of 5% or more of the outstanding shares of the Fund.

Registration Statement.  This SAI and the Fund’s prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the Fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC.  The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Operating Expenses of the Fund.  Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Operating Expenses of the Fund” in the prospectus expense tables, reflects the Fund’s estimated operating expenses for the current fiscal year and includes the Fund’s estimated percentage of the Portfolio’s estimated operating expenses for the current fiscal year as a percentage of the Fund’s average net assets for the year.  Because the percentage is based on the Fund’s “average” net assets over a period of one year which has been estimated since such Fund has no historical information as of the date of this SAI, it does not identify what the expense ratio would be at asset levels that differ from the estimated average, and the estimated average may not accurately reflect the actual average net assets of the Fund.  Asset levels that are substantially higher or lower than the estimated average may

35

result in substantially lower or higher expense ratios.  The Fund, as it has a significant amount of non-asset-based fees, if the Fund experienced a significant asset decline during the previous fiscal year, may have substantially increased expense ratios in a fiscal year. Depending on the circumstances, the Fund may not be able to proportionately reduce non-asset-based fees should assets decrease.  Examples of non-asset-based fees include, among others, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The Fund has not provided financial information in this SAI because it has not yet operated for a sufficient amount of time for financial information to be required in its SAI.

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APPENDIX A:

AARP FUNDS
AARP PORTFOLIOS

PROXY VOTING POLICIES AND PROCEDURES

I.              Introduction

AARP Financial Incorporated (“Adviser”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser provides investment advisory services to the series of AARP Funds (the “Funds”) and the series of AARP Portfolios (the “Portfolios”).  AARP Funds and AARP Portfolios (each a “Trust”) are both investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Each advisory client that has entered into an investment advisory agreement with the Adviser (including AARP Funds on behalf of the Funds and AARP Portfolios on behalf of the Portfolios) has delegated to the Adviser (i) discretionary investment management authority with respect to the assets held in the client’s portfolio, and (ii) authority to vote any proxies with respect to the voting securities held in the client’s portfolio.  The Funds and the Portfolios have directed the Adviser to implement these Proxy Voting Policies and Procedures (“Policies and Procedures”) in voting proxies with respect to voting securities owned by each Fund or Portfolio.  These Policies and Procedures may be revised from time to time, however.  Any material amendments must be approved by the Board of Trustees of the Trusts.

II.            The Proxy Manager

Day-to-day administration of the proxy voting process at the Adviser is the responsibility of the Proxy Manager appointed by the Adviser.  The Proxy Manager is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and the Proxy Voting Guidelines attached hereto as Exhibit A (with respect to the Portfolios only) and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.(1)  The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

III.           AARP Funds

Because the Funds invest substantially all of their assets in the Portfolios or in series of other registered investment companies (collectively, “Master Funds”) pursuant to Sections 12(d)(1)(G) or 12(d)(1)(E) of the 1940 Act, respectively, or a rule thereunder, it is anticipated that the only matters upon which the Funds will be asked to vote are matters that require approval of the shareholders of the Master Funds.  Due to the inherent conflict of interest presented in that situation, the Funds normally will pass through any matters to be approved by shareholders of the Master Funds to the shareholders of the Funds. The Adviser will then vote each Fund’s proxies on matters affecting a Master Fund in which the Fund invests in direct proportion to the votes received from shareholders of that Fund.

(1)                                  The Adviser may satisfy this requirement by relying on a third party service provider provided the Adviser has obtained an undertaking from the third party to provide reconciliation reports promptly upon request.  If the Adviser chooses to delegate this authority, the Adviser must monitor the third party service provider to ensure that such party is carrying out its duties accordingly. The Adviser has contracted with Institutional Shareholder Services (“ISS”) to provide proxy voting services.

In certain circumstances, it is possible that the costs incurred by a Fund in “passing through” its voting authority on a Master Fund’s shareholder vote to the Fund’s shareholders would exceed the benefit of this approach to the Fund’s shareholders.

•                  It is the Trust’s view that the costs of passing through a shareholder vote for the State Street Money Market Portfolio currently are likely to outweigh any benefit to shareholders.  Therefore, the Adviser is authorized to vote a Fund’s interest in the State Street Money Market Portfolio in the same proportion as the vote of all other shareholders of the State Street Money Market Portfolio, provided that the Adviser first consults with the Chairman of the Governance Committee on the matter and the Chairman does not object.

•                  In the case of other votes, if the Adviser believes that the costs of passing through a shareholder vote outweighs the benefits, it will submit the matter to the consideration of the Board of Trustees of the Trust.  If the Board of Trustees of the Trust determines that it is reasonably likely that the costs would exceed the benefits, the Board may take such other steps as it deems appropriate, in accordance with applicable law, to vote the Fund’s interest in the Master Fund in a manner that addresses potential conflicts of interest.(2)  For example, the Board may elect to vote the Fund’s interest in the Master Fund in the same proportion as the vote of all other shareholders of the Master Fund.

IV.           AARP Portfolios

A.            General Principles

The Portfolios invest in a variety of securities, including voting securities of many different issuers.  As a result, the Portfolios, as the beneficial owner of those voting securities, will be asked to vote on various matters affecting the issuers of those voting securities.  AARP Portfolios has adopted and the Adviser will implement these Policies and Procedures, as they relate to the Portfolios, as a means reasonably designed to ensure that it votes any proxy or other beneficial interest in an equity security owned by the Portfolios over which the Adviser has discretionary proxy voting authority.

The Adviser will vote or cause to have voted any proxy prudently and solely in the best interest of the Portfolios and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.  Ultimately, each vote is cast on a case-by-case basis taking into consideration the contractual obligations under the advisory agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote.

(2)                                  Section 12(d)(1)(E) of the 1940 Act has specific requirements as to how registered investment companies investing in master-feeder structures may vote interests in their master funds.  Under Section 12(d)(1)(E)(iii)(aa), the feeder fund either may (1) pass through the vote to its shareholders and then vote its interest in the master fund as described in this policy or (2) elect to vote its interest in the master fund in the same proportion as the vote of all other shareholders of the master fund, without the necessity of seeking any direction from shareholders of the feeder fund.

As a matter of policy, the Adviser:

1.                                       Votes all proxies in the best interest of the Portfolios.

2.                                       Identifies and resolves all material proxy-related conflicts of interest between the Adviser and the Portfolios in the best interests of the Portfolios.

3.                                       Believes that proxy voting is a valuable tool that may be used to promote sound corporate governance to the ultimate benefit of the Portfolios.

4.                                       Provides AARP Portfolios, upon request, with copies of reports with such substance and frequency as required to fulfill obligations under applicable law or as reasonably requested by the Board of Trustees of AARP Portfolios.

5.                                       Reviews regularly the proxy voting record to ensure that proxies are voted in accordance with these Policies and Procedures, and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

B.            Material Conflict of Interest Identification and Resolution Processes

The Adviser’s use of sub-advisers to manage each Portfolio’s investments serves to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  A potential conflict of interest situation may arise where, for example, the Adviser (or one of its affiliates) manages assets for, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Adviser’s (or its affiliate’s) relationship with the company.

In an effort to identify potential conflicts of interest, the Compliance Department will prepare and maintain a list of: (1) the Adviser’s clients and vendors and (2) companies with whom AARP Services Inc. and AARP have material business relationships (“List”).  The Compliance Department will periodically update the List as new information becomes available and will provide the Proxy Manager with the List and all amendments.  The current List is attached hereto as Exhibit B.

If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is being solicited with respect to a company on the List, the Proxy Manager will refer the matter to the Adviser and the Chairman of the Governance Committee of AARP Portfolios, or if such person is not reasonably available, such other member of the Board of Trustees of AARP Portfolios as may be selected from time to time for such purpose.  The Adviser will vote such proxies in accordance with the direction of the Chairman of the Governance Committee or such other Board member selected for such purpose.

The Proxy Manager will review each proxy to assess the extent to which there may be a potential conflict of interest (in addition to the companies included on the List).  All Adviser personnel are required to contact the Proxy Manager immediately if they know of any apparent conflicts of interest with respect to any proxy, including apparent conflicts of interest involving personal relationships.  The Proxy Manager reviews apparent conflicts to determine if there is a conflict, and if so, the nature of the conflict and whether the conflict is material.

If the Proxy Manager identifies a proxy as presenting a material conflict of interest, and the proxy is not being solicited with respect to a company on the List, the Proxy Manager will act as follows.

•                  In order to avoid even the appearance of impropriety, the Proxy Manager will not take the Adviser’s relationship (or the relationship of personnel or an affiliate of the Adviser) with a company into account, and will vote the company’s proxies in the best interest of the Portfolios in accordance with these Policies and Procedures.

•                  If the Proxy Manager is himself or herself subject to the identified conflict, he or she will not participate in the proxy voting activities regarding the particular proxy, including the decision on whether and how to vote the proxy in question.  Rather, the Proxy Manager will refer the matter to the Adviser.  The Adviser will vote such proxy in accordance with the direction of the Chairman of the Governance Committee or, if appropriate, such other Board member selected for such purpose.

The Proxy Manager or the Adviser, as appropriate, will:

•                  record and maintain materials to document the factors that were considered to evidence that there was a reasonable basis for the decision with respect to any conflict of interest; and

•                  report to the full Board of Trustees of AARP Portfolios at the next quarterly meeting of the Board of Trustees of AARP Portfolios as to the vote submitted with respect to the proxy giving rise to each material conflict of interest.

V.            Review of Voting Record

The Compliance Department is responsible for reviewing regularly the voting record to ensure that proxies are voted in accordance with these Policies and Procedures and for ensuring that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

VI.           Recordkeeping

The Adviser shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following documentation:(3)

(1)                                  All proxy voting policies and procedures.

(2)                                  A copy of each proxy statement it receives regarding client securities.(4)

(3)                                  A record of each vote cast by the Adviser on behalf of a client.(5)

(3)                                  See Rule 204-2(c)(2) of the Advisers Act.

(4)                                  The Adviser may satisfy this requirement by relying on a third party to make and retain on the Adviser’s behalf, a copy of a proxy statement (provided the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(5)                                  The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (provided the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

(4)                                  A record of all oral and a copy of all written communications received and memoranda or similar documents created by the Adviser that were material to making a decision on voting client securities, including any supporting documentation, whether or not approved, or that memorializes the basis for that decision.

(5)                                  A record of each written client request for proxy voting information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for proxy voting information on how the Adviser voted proxies on behalf of the requesting client.

(6)                                  Copies of all reconciliations of securities held in client accounts and proxies voted.

All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years in an appropriate office of the Adviser.

Dated: February 23, 2007

EXHIBIT A

PROXY VOTING GUIDELINES

These Proxy Voting Guidelines are a reflection of AARP Portfolios’ (the “Trust”) views that the Trust’s fiduciary obligations to their shareholders include an obligation to vote their proxies in a manner consistent with solid corporate governance and corporate social responsibility.

The Trust believes that good corporations are characterized by sound corporate governance and overall corporate social responsibility.  A well-governed company that meets high standards of corporate ethics and operates in the best interests of the shareholders, employees, customers, communities and the environment will be better positioned for long-term success.  This long-term success translates into positive returns for long-term shareholders.

Board of Directors

•                  The Trust believes that one of the fundamental sources of good governance is independence.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.  It is the Trust’s view that a former CEO of a company can never be considered an independent director for that company.  The Trust will generally support the board’s nominees, if the above conditions are met.

•                  The Trust believes that classified or staggered board structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareholders.  The Trust will generally support proposals to elect all board members annually and to remove classified boards.

•                  The Trust will generally support proposals that seek to separate the positions of Chair of the Board and the Chief Executive Officer.

•                  The Trust will generally support proposals that ask for the Chair of the Board to be an independent director.

•                  The Trust will generally oppose director nominees that have not attended a sufficient number of meetings of the board or key committees on which they were to serve.

•                  The Trust will generally support proposals that seek to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts.

•                  The Trust will generally oppose excessive awards of stock or stock options to directors.

•                  The Trust will generally oppose director nominees who have acted against the interests of shareholders.

•                  The Trust will generally support proposals to require majority voting in favor of director nominees.

Independent Auditors

•                  The Trust believes that the company is in the best position to evaluate the competence of the outside auditors.  We will generally vote on ratification of the auditor unless we have reason to believe that the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort earnings.  While each proposal needs to be evaluated on a case by case basis, the Trust generally will not support ratification where indemnification clauses fail to provide, at a minimum, compensatory damages.

Compensation Issues

•                  The Trusts recognize that there are significant variables that exist in order to properly evaluate compensation proposals such as industry, market capitalization, competitive factors, etc. that adequately address the need to balance the needs of the employees and those of the other shareholders in the company.  While each proposal needs to be evaluated on a case by case basis, the Trust will oppose plans that substantially dilute outside shareholder interests, provide for excessive awards that are not reflective of economic or financial performance, or are just structured in an objectionable manner.  The Trust generally will withhold votes from compensation committee members if a company has compensation practices the Trust deems to be poor, which include such practices as employment contracts the Trust deems egregious; perks, pension or bonus payments the Trust deems excessive; options backdating or other inappropriate compensation arrangements; or pay practices the Trust generally deems to be poor.  Although each case needs to be evaluated individually, the Trust may also withhold its vote from the entire board if the whole board was involved in and contributed to compensation practices the Trust deems egregious.  Unless the Trust determines otherwise (e.g., with respect to a particular situation or type of compensation practice), the Trust will defer to the Proxy Manager’s judgment of what constitute poor compensation practices.

•                  The Trust will generally support shareholder resolutions requesting a precatory advisory vote on a company’s compensation committee report.

•                  The Trust will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

•                  The Trust will generally support proposals requesting companies to fully disclose executive compensation including salaries, option awards, bonuses, and restricted stock grants, supplemental executive retirement plans of senior management and the Board of Directors.

•                  The Trust will generally support employee stock purchase plans, provided the shares purchased under the plan are acquired at no less than 85% of their market value and the shares reserved account for less than 5% of outstanding shares.

•                  The Trust will generally support supplemental executive retirement plans that are reasonably estimated, fully disclosed, and where constructive credit does not exceed full service credit.

•                  The Trust will generally oppose proposals to approve stock option plans that have a dilutive effect in excess of 10% of share value.

•                  The Trust will generally oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant and/or the average grants are in excess of 3% per year.

•                  The Trust will generally oppose proposals that contain evergreen provisions which reserve a specified percentage of stock for award each year with no termination date.

•                  The Trust will generally oppose bonus plans that do not clearly define performance criteria and maximum awards in absolute dollars.  Plans that appear excessive will generally be opposed.

•                  The Trust will generally oppose proposals of severance arrangements that exceed three times an executive’s salary and bonus if triggered by a change of control without the requirement for submission to shareholder approval.

•                  The Trust will generally oppose proposals of severance arrangements which allow payments to executives who are terminated for misconduct, gross mismanagement or other reasons constituting a for cause termination.

Shareholder Voting Rights

•                  The Trust will generally support the elimination of pre-emptive voting rights except in those cases where there is a reasonable indication that such rights would have a value to the shareholder.

•                  The Trust will generally oppose a poison pill plan unless it is short term, requires shareholder approval for renewal, requires independent review, and there is a strongly independent and non-classified board.

•                  The Trust will generally support proposals to elect directors with an affirmative majority of votes cast.

•                  The Trust will generally oppose cumulative voting rights.  The Trust will oppose cumulative voting rights where majority vote standards are not in place.

•                  The Trust will generally oppose supermajority voting requirements.

•                  The Trust will generally oppose proposals that abridge the shareholders’ right to call special meetings of the board in cases of good cause and to act by written consent.

•                  The Trust will generally oppose proposals that do not provide for confidential voting.

•                  The Trust will generally oppose the creation of separate classes with different voting rights in those situations where the different groups of shareholders have similar economic investments.

•                  The Trust will generally support the creation of classes of stock offering different dividend rights if they do not limit shareholder rights.

•                  The Trust will generally oppose proposals that allow the company to buy back shares from a particular shareholder(s) at higher than market prices.

•                  The Trust will generally oppose reincorporation in a new domicile if the Trust believes that it is being done with the intention of reducing current shareholder rights.

•                  The Trust will actively voice their displeasure for companies who set forth proposals in a bundle.  The right to vote each proposal separately must be encouraged and protected.

•                  The Trust will generally oppose proposals for by-law changes allowing a company to opt into state anti-takeover laws.

Stock Authorization

•                  The Trust will generally support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•                  The Trust will generally oppose proposals for the creation of blank check preferred stock.

•                  The Trust will generally oppose proposals that call for increases in authorization of preferred stock with unspecified terms and conditions of use which can be determined at a future date and without approval from shareholders.

Social Issues

•                  The Trust will generally support proposals that request reasonable, but not highly specific, disclosure about environmental impact of a company’s operations and products.

•                  The Trust will generally support proposals that request reasonable reporting regarding the company’s activities in countries with records of repression of human rights.

•                  The Trust will generally support proposals that encourage the company to increase the diversity of its employees and to enhance non-discrimination polices.

•                  The Trust will generally support proposals that request increased disclosure of health related information such as the risk of tobacco, liquor or certain drugs.

Foreign Market

•                  The Trust will vote in a manner consistent with their domestic voting policy however, the Trust will take into consideration different governance standards, disclosure requirements, accounting practices and voting procedures that are unique to foreign markets. However, there may be situations where the Trust may elect not to vote because it would be in the best interests of the Trust and its shareholders.

General

•                  In those instances where:  (i) proxy issues are not specifically addressed by these Policies and Procedures or by these Proxy Voting Guidelines, and (ii) such issues are not referred by ISS, then it will be the Trust’s practice to vote in accordance with ISS recommendations on such issues.

EXHIBIT B

LIST OF MATERIAL BUSINESS RELATIONSHIPS

1.              United Healthcare

2.              JPMorgan

3.              The Hartford

4.              State Street Bank

5.              RR Donnelley

6.              DST Systems, Inc.

7.              Marsh McLennan

8.              General Electric

9.              Digitas

State Street Master Funds

State Street Institutional Investment Trust

Proxy Voting Policy and Procedures

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the “Trusts”) has determined that it is in the best interests of the Trusts and their respective series (each, a “Fund” and collectively, the “Funds”) for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I.              Policy

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds’ portfolios, subject to the Board’s continuing oversight.  The Board of Trustees of the Trusts (the “Board”) hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below.  The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II.            Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund.  The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.  In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III.           Procedures

The following are the procedures adopted by the Board for the administration of this policy:

A.                                   Review of Adviser Proxy Voting Procedures.  The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

B.                                     Voting Record Reporting.  The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually.  Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time.  With respect to those proxies that the Adviser has identified as involving a conflict of interest(6),

(6)   As it is used in this document, the term “conflict of interest” refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter’s or Adviser’s independence of judgment and action with respect to the voting of the proxy.

the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

C.                                     Record Retention.  The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

D.                                    Conflicts of Interest.  Any actual or potential conflicts of interest between a Fund’s principal underwriter or Adviser and the applicable Fund’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser.  In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.                                Revocation

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.            Annual Filing

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(7)

VI.           Disclosures

A.           The Trusts shall include in its registration statement:

1.                                       description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2.                                       statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.             The Trusts shall include in its annual and semi-annual reports to shareholders:

1.                                       statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the

(7)   The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

Trusts’ toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2.                                       statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

VI.           Review of Policy.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX B:  RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc., “Moody’s,” description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation, “S&P,” description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc., “Fitch,” description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

PART C

OTHER INFORMATION

Item 23.		Exhibits

(a)	(1)	Amended and Restated Certificate of Trust dated December 12, 2005 (1)

	(2)(a)	Amended and Restated Declaration of Trust dated December 12, 2005 (1)

	(2)(b)	Amended Schedule A to Amended and Restated Declaration of Trust (3)

(b)		Amended and Restated Bylaws dated December 12, 2005 (1)

(c)

See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws made as of December 12, 2005. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Amended and Restated Declaration of Trust of AARP Funds dated December 12, 2005

(d)	(1)(a)	Investment Advisory Agreement with AARP Financial Incorporated (2)

	(1)(b)	Amended Exhibit A to Investment Advisory Agreement with AARP Financial Incorporated – filed herewith

	(2)(a)	Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (2)

	(2)(b)	Amended Exhibit A to Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. - filed herewith

(e)	(1)(a)	Distribution Agreement with ALPS Distributors, Inc. - filed herewith

	(1)(b)	Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Money Market Fund - filed herewith

	(1)(c)	Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Income Fund - filed herewith

(f)		Not Applicable.

(g)	(1)(a)	Master Custodian Agreement with State Street Bank and Trust Company (2)

	(1)(b)	Amended Appendix A to Master Custodian Agreement with State Street Bank and Trust Company - filed herewith

(h)	(1)(a)	Administration Agreement with AARP Financial Incorporated (2)

	(1)(b)	Amended Schedule A to Administration Agreement with AARP Financial Incorporated - filed herewith

	(1)(c)	Amended Schedule C to Administration Agreement with AARP Financial Incorporated - filed herewith

	(2)(a)	Transfer Agency and Service Agreement with State Street Bank and Trust Company (2)

	(2)(b)	Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company - filed herewith

	(2)(c)	Form of Schedule 1.2(f) to the Transfer Agency and Service Agreement with State Street Bank and Trust Company - filed herewith

	(3)	Participation Agreement with State Street Master Funds with respect to the AARP Money Market Fund - filed herewith

	(4)	Participation Agreement with State Street Master Funds with respect to the AARP Income Fund - filed herewith

(i)	(1)	Opinion and Consent of Counsel with respect to the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund (4)

	(2)	Opinion and Consent of Counsel with respect to the AARP Money Market Fund (2)

	(3)	Opinion and Consent of Counsel with respect to the AARP Income Fund (3)

	(4)	Opinion and Consent of Counsel with respect to the Registrant – filed herewith

(j)	(1)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund (4)

	(2)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Money Market Fund (2)

	(3)	Consent of Independent Registered Public Accounting Firm with respect to the AARP Income Fund (3)

	(4)	Consent of Independent Registered Public Accounting Firm with respect to the Registrant – filed herewith

(k)		Not Applicable.

(l)		Subscription/Purchase Agreement(s) with AARP Services Inc. (1)

(m)	(1)(a)	Distribution and Shareholder Service Plan (2)

	(1)(b)	Amended Schedule A to Distribution and Shareholder Service Plan – filed herewith

(n)		Not Applicable

(o)		Reserved

(p)	(1)	Code of Ethics of AARP Funds (2)

	(2)	Code of Ethics of AARP Financial Incorporated (1)

	(3)	Code of Ethics of SSgA Funds Management, Inc. (1)

	(4)	Code of Ethics of ALPS Distributors, Inc. (2)

	(5)	Joint Code of Ethics of State Street Master Funds and State Street Institutional Investment Trust (2)

(1)                                  Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form
N-1A on December 23, 2005.

(2)                                  Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form
N-1A on June 19, 2006.

(3)                                  Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form
N-1A on September 27, 2006.

(4)                                  Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form
N-1A on October 27, 2006.

Item 24.	Persons Controlled by or Under Common Control with the Fund

As of February 15, 2007, the AARP Moderate Fund, a series of the AARP Funds, a Delaware statutory trust, beneficially owned approximately 30% of the shares of the U.S. Bond Market Portfolio, a series of the AARP Portfolios, a Delaware statutory trust.  A person holding of record more than 25% of the outstanding shares of another entity may be deemed to have “control” (as that term is defined in the Investment Company Act) and may be able to effect or determine the outcome of matters presented for a vote of the shareholders of the other entity.

Item 25.	Indemnification

The Registrant’s Amended and Restated Declaration of Trust dated as of December 12, 2005, Article VII, Section 3, provides as follows:

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph 1 above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

The Registrant’s Statement of Additional Information provides additional information in the section entitled “More About the Trust.”

Item 26.	Business and Other Connections of the Investment Adviser

AARP Financial Incorporated is a registered investment adviser. AARP Financial Incorporated (“AFI”) serves as investment adviser to the AARP Funds and provides investment supervisory services. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME	POSITION WITH AFI	OTHER BUSINESS

Nelda Barnett	Director	None
Nancy LeaMond	Director	Employee of AARP
Erik Olsen	Director	None

Dawn Sweeney	Director	President of AARP Services, Inc.
Larry C. Renfro	Director and President	None
Leilani S. Hall	Chief Compliance Officer	None
Scott M. Frisch	Treasurer	None
Sarah F. Mika	Secretary	None
Nancy M. Smith	Vice President	None
Frank A. LoPiccolo	Vice President	None

SSgA Funds Management, Inc., (“SSgA FM”) serves as the investment sub-adviser to the AARP Funds (other than the AARP Money Market Fund) pursuant to a sub-advisory agreement.  SSgA FM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company, which is also the parent company of State Street Bank and Trust Company (“State Street”).  SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.    The business, profession, vocation or employment of a substantial nature which each director or officer of the investment sub-adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME	POSITION

James E. Ross	Director and President, SSgA FM; Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company
Peter Leahy	Director, SSgA FM; Executive Vice President, State Street Corporation; Chief Product Officer, State Street Global Advisors, a division of State Street Bank and Trust Company
Mitchell Shames	Director, SSgA FM; Chief Counsel and Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company
Thomas Kelly	Treasurer, SSgA FM; Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company
Peter Ambrosini	Chief Compliance Officer, SSgA FM; Chief Compliance and Risk Management Officer and Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company
Mark Duggan	Chief Legal Officer, SSgA FM; Senior Counsel and Senior Managing Director, State Street Global Advisors, a division of State Street Bank and Trust Company

Item 27.	Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, Nasdaq 100 Trust, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

Edmund J. Burke	None	President; Director

Thomas A. Carter	None	Managing Director –Sales and Finance; Director

Jeremy O. May	None	Managing Director – Operations and Client Service; Assistant Secretary; Director

Cameron L. Miller	None	Director

Robert J. Szydlowski	None	Chief Technology Officer

Diana Adams	None	Vice President, Controller

Tané T. Tyler	None	Chief Legal Officer, Secretary

Bradley J. Swenson	None	Chief Compliance Officer

*The principal business address for each of the above directors and executive officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer, Pricing and Bookkeeping Agent; (f) Administrator; (g) Sub-Administrator; and (h) Custodian. The address of each is as follows:

(a)	Registrant
AARP Funds
650 F Street, N.W.
Washington, DC 20004

(b)	Investment Adviser
AARP Financial Incorporated
Two Highwood Drive
2nd Floor
Tewksbury, MA 01876

(c)	Sub-Adviser
SSgA Funds Management Inc.
One Lincoln Street
Boston, MA 02111-2900

(d)	Principal Underwriter
ALPS Distributors, Inc.
1625 Broadway Suite 2200
Denver, CO 80113

(e)	Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

(f)	Administrator
AARP Financial Incorporated
Two Highwood Drive
2nd Floor
Tewksbury, MA 01876

(g)	Sub-Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette, 4th Fl.
Boston MA 02111

(h)	Custodian
State Street Bank and Trust Company
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 6 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, and District of Columbia, on the 23rd day of February, 2007.

AARP Funds

By	/s/ Larry C. Renfro
Larry C. Renfro
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Larry C. Renfro	President	February 23, 2007
Larry C. Renfro	(Principal Executive Officer)

/s/ Richard M. Hisey	Treasurer	February 23, 2007
Richard M. Hisey	(Principal Financial Officer)

/s/ Dawn M. Sweeney	Trustee	February 23, 2007
Dawn M. Sweeney

/s/ Peter C. Clapman	Trustee	February 23, 2007
Peter C. Clapman

/s/ Richard M. Reilly	Trustee	February 23, 2007
Richard M. Reilly

/s/ Ellen B. Safir	Trustee	February 23, 2007
Ellen B. Safir

/s/ Lynn E. Turner	Trustee	February 23, 2007
Lynn E. Turner

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”).  The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of AARP Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on February 28, 2007.  The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	James E. Ross*
James E. Ross
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on February 28, 2007.  Each of the following persons is signing this Post-Effective Amendment No. 6 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

James E. Ross*	President (Principal Executive Officer), State Street Master Funds
James E. Ross

Gary L. French*	Treasurer (Principal Accounting Officer), State Street Master Funds
Gary L. French

William L. Boyan*	Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds
Douglas T. Williams

*By:	/s/ Tim Walsh
Tim Walsh
as Attorney-in-Fact pursuant to Powers of Attorney

AARP Funds

Post-Effective Amendment No. 6 to

Form N-1A Registration Statement

EXHIBIT LIST

Item Number	Item

(d)(1)(b)	Amended Exhibit A to Investment Advisory Agreement with AARP Financial Incorporated

(d)(2)(b)	Amended Exhibit A to Investment Sub-Advisory Agreement with SSgA Funds Management, Inc.

(e)(1)(a)	Distribution Agreement with ALPS Distributors, Inc.

(e)(1)(b)	Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Money Market Fund

(e)(1)(c)	Amended Schedule A to Distribution Agreement with ALPS Distributors, Inc. with respect to the AARP Income Fund

(g)(1)(b)	Amended Appendix A to Master Custodian Agreement with State Street Bank and Trust Company

(h)(1)(b)	Amended Schedule A to Administration Agreement with AARP Financial Incorporated

(h)(1)(c)	Amended Schedule C to Administration Agreement with AARP Financial Incorporated

(h)(2)(b)	Amended Schedule A to Transfer Agency and Service Agreement with State Street Bank and Trust Company

(h)(2)(c)	Form of Schedule 1.2(f) to the Transfer Agency and Service Agreement with State Street Bank and Trust Company

(h)(3)	Participation Agreement with State Street Master Funds with respect to the AARP Money Market Fund

(h)(4)	Participation Agreement with State Street Master Funds with respect to the AARP Income Fund

(i)(4)	Opinion and Consent of Counsel with respect to the Registrant

(j)(4)	Consent of Independent Registered Public Accounting Firm with respect to the Registrant

(m)(1)(b)	Amended Schedule A to Distribution and Shareholder Service Plan